CSMC 2020-RPL4 Trust ABS-15G

Exhibit 99.2

Loan Level Exception Report
Run Date - 9/17/2020 11:50:48 PM
Unique Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Subject to Predatory Lending Flag	UAL State	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Status
173001512	XXX	$XXX	TX	7/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	03/24/2020	3	3	1	1	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX
Disaster Declaration Date: 05/XX/1990
Disaster End Date:  05/XX/1990
EXCEPTION INFO: The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject.

[3] Application / Processing - Missing Document: Fraud Report not provided	[1] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.
																	EXCEPTION INFO: Loan is to go in a securitization and reflects only one valuation product when two are required							FNMA RPL	Loan Review Complete
173001511	XXX	$XXX	AZ	2/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	02/28/2020	2	1	2	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2015)
EXCEPTION INFO: Valuation receipt evidence missing from file.

																	[2] Valuation Issue - Property is in a declining market.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2015								Loan Review Complete
173001510	XXX	$XXX	WI	1/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	03/30/2020	3	3	1	3	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX
Disaster Declaration Date: 06/XX/2008
Disaster End Date:  07/XX/2008

[3] Application / Processing - Missing Document: Approval not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Loan File - Missing Document: Hazard Insurance Policy not provided

[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Temporary SHQM (GSE/Agency Eligible).
EXCEPTION INFO: Originator Loan Designation not provided.	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
EXCEPTION INFO: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[1] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.
																	EXCEPTION INFO: Two appraisals will be needed for Securitization and were not provided.							FNMA RPL	Loan Review Complete
173001509	XXX	$XXX	CA	6/XX/2014	Primary	Refinance Streamlined	Temporary SHQM (GSE/Agency Eligible)	Yes	No	03/31/2020	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: HOI coverage is insufficient by $XXX.  Provide updated policy reflecting minimum coverage of $XXX

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Missing fraud report from file.

[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Missing fraud report from file.	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Missing Initial 1003  application from file.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
EXCEPTION INFO: Lender cure amount of $44.28 was not sufficient to cure

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
EXCEPTION INFO: There was change in loan amount which adjusted payment.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $582.67.
EXCEPTION INFO: Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.  Variance = -$582.67.

																	[1] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.							FNMA RPL	Loan Review Complete
173000204	XXX	$XXX	FL	8/XX/2005	Investment	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000018	XXX	$XXX	MN	2/XX/2004	Primary	Refinance Rate/Term	Yes	No	01/30/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173001505	XXX	$XXX	TN	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	01/30/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
173001501	XXX	$XXX	NJ	7/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	03/05/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
173001498	XXX	$XXX	MI	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
173001490	XXX	$XXX	IL	1/XX/2013	UTD	Refinance UTD	Yes	Yes	Yes	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
173001485	XXX	$XXX	MN	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/12/2020	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001484	XXX	$XXX	MN	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/12/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
173001483	XXX	$XXX	CA	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/12/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $245.54.
																	EXCEPTION INFO: TIL itemization did not include $250 underwriting portion of origination charges.								Loan Review Complete
173001480	XXX	$XXX	FL	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

																	[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.								Loan Review Complete
173001478	XXX	$XXX	MD	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/12/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $228.81.
																	EXCEPTION INFO: TIL itemization did not disclose an underwriting fee of $250 as prepaid finance charge.								Loan Review Complete
173001474	XXX	$XXX	IA	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	01/30/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
173001469	XXX	$XXX	HI	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/12/2020	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
173001466	XXX	$XXX	IN	7/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	03/12/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
173001465	XXX	$XXX	WA	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/12/2020	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
173001468	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	No	02/13/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
173001463	XXX	$XXX	AZ	6/XX/2012	Investment	Refinance Rate/Term			No	No	01/30/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001462	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2012	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
173001461	XXX	$XXX	IN	6/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	01/30/2020	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.								Loan Review Complete
173001459	XXX	$XXX	TN	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	01/30/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
173001455	XXX	$XXX	WA	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	01/30/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2012	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
173001715	XXX	$XXX	FL	3/XX/2012	Primary	Refinance Rate/Term			Yes	No	02/13/2020	1			1										Loan Review Complete
173001451	XXX	$XXX	IL	2/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	02/13/2020	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
173001447	XXX	$XXX	WA	12/XX/2011	Primary	Refinance Rate/Term	Yes	No	02/13/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
173001448	XXX	$XXX	IL	11/XX/2011	Investment	Refinance Rate/Term			No	Yes	03/12/2020	1			1										Loan Review Complete
173001444	XXX	$XXX	FL	7/XX/2011	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $452.08.
EXCEPTION INFO: TIL itemization did not disclose an origination fee of $691.57 as a prepaid finance charge.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173001441	XXX	$XXX	CA	5/XX/2011	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2011	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001437	XXX	$XXX	CT	5/XX/2011	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
173001433	XXX	$XXX	FL	2/XX/2011	Primary	Purchase	No	No	01/30/2020	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $403.59.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173001431	XXX	$XXX	NY	1/XX/2011	Primary	Refinance Rate/Term			Yes	No	03/05/2020	2			2		[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.								Loan Review Complete
173001434	XXX	$XXX	DE	12/XX/2010	Primary	Refinance Cash-out - Other			Yes	No	03/12/2020	2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173001426	XXX	$XXX	IL	10/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	01/30/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
173001424	XXX	$XXX	NJ	10/XX/2010	Primary	Refinance Rate/Term			Yes	Yes	03/05/2020	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
173001425	XXX	$XXX	CA	9/XX/2010	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2010, prior to three (3) business days from transaction date of 09/XX/2010.								Loan Review Complete
173001422	XXX	$XXX	MO	8/XX/2010	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2010	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
173001420	XXX	$XXX	CA	8/XX/2010	Primary	Refinance Rate/Term			Yes	No	02/13/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001418	XXX	$XXX	LA	7/XX/2010	UTD	UTD UTD	UTD	Yes	No	01/30/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001421	XXX	$XXX	MD	7/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/05/2020	2	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
173001416	XXX	$XXX	MO	6/XX/2010	UTD	UTD UTD	UTD	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001412	XXX	$XXX	NC	4/XX/2010	Primary	Purchase	Yes	No	03/12/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
173001414	XXX	$XXX	NY	4/XX/2010	Primary	Refinance Rate/Term	Yes	No	03/12/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173001406	XXX	$XXX	NC	4/XX/2010	Primary	Refinance Cash-out - Other	Yes	No	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001404	XXX	$XXX	NC	3/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/12/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
173001401	XXX	$XXX	CA	1/XX/2010	Second Home	Refinance Rate/Term			No	No	01/30/2020	1			1										Loan Review Complete
173001393	XXX	$XXX	PA	10/XX/2009	Primary	Refinance Rate/Term			Yes	No	03/12/2020	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001391	XXX	$XXX	FL	10/XX/2009	Primary	Refinance Rate/Term			Yes	No	03/05/2020	1			1										Loan Review Complete
173001394	XXX	$XXX	FL	10/XX/2009	Investment	Purchase			No	No	03/12/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001385	XXX	$XXX	CA	9/XX/2009	Primary	Refinance Rate/Term	Yes	No	01/30/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2009, prior to three (3) business days from transaction date of 09/XX/2009.								Loan Review Complete
173001375	XXX	$XXX	MO	6/XX/2009	Primary	Refinance Rate/Term			Yes	No	03/05/2020	2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173001376	XXX	$XXX	CO	6/XX/2009	Primary	Refinance Rate/Term			Yes	No	01/30/2020	2			2		[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.								Loan Review Complete
173001371	XXX	$XXX	NJ	4/XX/2009	Primary	Purchase	Yes	Yes	02/28/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173001370	XXX	$XXX	FL	4/XX/2009	Primary	Refinance Cash-out - Other	Yes	No	03/12/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001713	XXX	$XXX	MI	2/XX/2009	Primary	Refinance Rate/Term	Yes	No	03/12/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001714	XXX	$XXX	WI	2/XX/2009	Primary	UTD UTD	UTD	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001365	XXX	$XXX	WA	2/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
173001366	XXX	$XXX	NM	2/XX/2009	Primary	Refinance Rate/Term			Yes	Yes	03/05/2020	2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
173001373	XXX	$XXX	NJ	11/XX/2008	Investment	Refinance Cash-out - Debt Consolidation			No	Yes	01/30/2020	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
173001363	XXX	$XXX	ME	11/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes	02/13/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001351	XXX	$XXX	IL	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	03/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001355	XXX	$XXX	NC	8/XX/2008	Primary	Refinance Cash-out - Other			Yes	No	02/28/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173001349	XXX	$XXX	GA	8/XX/2008	Second Home	Purchase			No	No	03/12/2020	1			1										Loan Review Complete
173001342	XXX	$XXX	CA	6/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173001356	XXX	$XXX	FL	6/XX/2005	Primary	Purchase	No	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173001347	XXX	$XXX	SC	6/XX/2008	Second Home	Purchase	No	Yes	03/12/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001339	XXX	$XXX	IL	6/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	03/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2008	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $99.91.
																	EXCEPTION INFO: TIL itemization did not disclose a subordination fee of $100 as prepaid finance charge								Loan Review Complete
173001340	XXX	$XXX	FL	6/XX/2008	Primary	Purchase			No	No	02/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001374	XXX	$XXX	IL	5/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	03/12/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001320	XXX	$XXX	CA	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/28/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001324	XXX	$XXX	PA	4/XX/2008	Primary	Refinance Cash-out - Other			Yes	No	03/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001310	XXX	$XXX	CA	4/XX/2008	Primary	Refinance Cash-out - Other			Yes	No	03/12/2020	1			1										Loan Review Complete
173001315	XXX	$XXX	NJ	4/XX/2008	Primary	Purchase	Yes	Yes	03/12/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001298	XXX	$XXX	CT	3/XX/2008	Primary	Purchase			Yes	No	03/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001297	XXX	$XXX	WI	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	03/12/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
173001306	XXX	$XXX	MT	3/XX/2008	Primary	Purchase	No	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001296	XXX	$XXX	KS	3/XX/2008	Primary	Purchase			No	No	02/05/2020	1			1										Loan Review Complete
173001689	XXX	$XXX	ID	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	03/12/2020	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001304	XXX	$XXX	IL	3/XX/2008	Primary	Purchase	Yes	Yes	03/05/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001290	XXX	$XXX	LA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001293	XXX	$XXX	TN	3/XX/2008	Primary	Purchase			No	No	02/13/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001679	XXX	$XXX	GA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/05/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001309	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2008	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $613.51.
																	EXCEPTION INFO: Itemization of Amount Financed did not include the $650 Settlement fee in the Prepaid Finance Charges.								Loan Review Complete
173001300	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001299	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term			Yes	No	03/12/2020	1			1										Loan Review Complete
173001289	XXX	$XXX	UT	2/XX/2008	Second Home	Refinance Cash-out - Other			No	Yes	02/05/2020	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
173001314	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term			Yes	Yes	03/05/2020	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
173001301	XXX	$XXX	WA	2/XX/2008	Primary	Purchase	No	No	03/05/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001308	XXX	$XXX	FL	2/XX/2008	Primary	Purchase			No	No	03/12/2020	1			1										Loan Review Complete
173001287	XXX	$XXX	MD	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $50.01.
EXCEPTION INFO: TIL itemization did not disclose a recording service fee of $50 as prepaid finance charge

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001676	XXX	$XXX	AR	2/XX/2008	Primary	Refinance UTD	Yes	Yes	No	02/07/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001282	XXX	$XXX	TX	2/XX/2008	Primary	Purchase			Yes	No	03/12/2020	1			1										Loan Review Complete
173001283	XXX	$XXX	NY	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No	03/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001274	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001675	XXX	$XXX	MS	2/XX/2008	Primary	Purchase	No	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001288	XXX	$XXX	NJ	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	03/12/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001279	XXX	$XXX	CA	1/XX/2008	UTD	UTD UTD	UTD	Yes	No	03/05/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001267	XXX	$XXX	ME	1/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	02/05/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173001271	XXX	$XXX	GA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173001277	XXX	$XXX	IL	1/XX/2008	Primary	Purchase	No	No	Yes	03/12/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001284	XXX	$XXX	CA	1/XX/2008	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001276	XXX	$XXX	NY	1/XX/2008	Primary	Purchase	Yes	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $656.79.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Finance Charges.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001684	XXX	$XXX	MD	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 6.00000% exceeds state maximum of 5% or $2, whichever is greater.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $7,204.77 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($1,609.07).

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001270	XXX	$XXX	NY	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $600.22.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001259	XXX	$XXX	FL	1/XX/2008	Investment	Refinance Cash-out - Other			No	No	02/05/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001278	XXX	$XXX	AZ	1/XX/2008	Primary	Purchase	No	No	03/20/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.89320% is underdisclosed from calculated APR of 7.37438% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $10,925.07.
																	EXCEPTION INFO: TIL Itemization did not disclose an Origination Fee of $2122.50, a Loan Discount Fee of $8755.31 and a Wire Fee of $65 as prepaid finance charges.								Loan Review Complete
173001252	XXX	$XXX	FL	1/XX/2008	Primary	Refinance UTD	Yes	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001253	XXX	$XXX	PA	1/XX/2008	Primary	Purchase			No	No	03/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001257	XXX	$XXX	MD	12/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001260	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/12/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001266	XXX	$XXX	AZ	12/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001250	XXX	$XXX	CA	12/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001269	XXX	$XXX	FL	12/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001231	XXX	$XXX	GA	12/XX/2007	Primary	Purchase	Yes	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001224	XXX	$XXX	ME	12/XX/2007	Primary	Refinance Rate/Term			Yes	No	03/12/2020	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001223	XXX	$XXX	IL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	02/05/2020	1			1										Loan Review Complete
173001247	XXX	$XXX	NY	12/XX/2007	Primary	Purchase	Yes	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,338.00.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 180 months, however, the audited TIL indicates MI should drop off after 183 months.								Loan Review Complete
173001251	XXX	$XXX	GA	12/XX/2007	Primary	Purchase	Yes	No	03/05/2020	2	2	[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001232	XXX	$XXX	FL	12/XX/2007	Primary	Purchase	No	No	No	03/22/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001249	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001241	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001235	XXX	$XXX	IL	12/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	03/12/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173001242	XXX	$XXX	FL	12/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/12/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001244	XXX	$XXX	NJ	12/XX/2007	Primary	Purchase	Yes	Yes	03/12/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001230	XXX	$XXX	NC	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $175.29.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173001256	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,087.52.
																	EXCEPTION INFO: Itemization is not calculating MI paid by lender.								Loan Review Complete
173001672	XXX	$XXX	OH	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001243	XXX	$XXX	MD	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm that borrower received prior to closing.								Loan Review Complete
173001221	XXX	$XXX	VA	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001697	XXX	$XXX	NV	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/12/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001216	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001245	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/12/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001225	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/12/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001194	XXX	$XXX	CA	11/XX/2007	Primary	Purchase	Yes	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001236	XXX	$XXX	MO	11/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No	03/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001246	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001213	XXX	$XXX	TN	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001229	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Rate/Term			Yes	No	03/12/2020	1			1										Loan Review Complete
173001668	XXX	$XXX	TX	11/XX/2007	Primary	Purchase			Yes	No	03/05/2020	1			1										Loan Review Complete
173001202	XXX	$XXX	KY	11/XX/2007	Primary	Purchase	Yes	Yes	02/05/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $252.07.
																	EXCEPTION INFO: Per the HUD and the First Payment Letter and the PMI Cert the MI charged is $49.98 for the first 120 months, whereas the TIL payment stream reflects MI IAO $47.71.								Loan Review Complete
173001203	XXX	$XXX	MD	11/XX/2007	Primary	Purchase	No	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001233	XXX	$XXX	AZ	11/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001211	XXX	$XXX	OH	11/XX/2007	UTD	UTD UTD	UTD	Yes	Yes	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001181	XXX	$XXX	WI	11/XX/2007	Primary	Purchase	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001192	XXX	$XXX	CA	11/XX/2007	Primary	Purchase			Yes	No	03/18/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001219	XXX	$XXX	AZ	11/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001207	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001191	XXX	$XXX	GA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.								Loan Review Complete
173001180	XXX	$XXX	CA	10/XX/2007	Primary	Purchase	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001660	XXX	$XXX	MI	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/28/2020	2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
173001663	XXX	$XXX	CT	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $160.28.
																	EXCEPTION INFO: Prepaid interest credit of $122.25 is not being calculated against the prepaid finance charges, and the $35 wiring fee was not included in the itemization of prepaid finance charges								Loan Review Complete
173001172	XXX	$XXX	IL	10/XX/2007	Primary	UTD UTD	UTD	Yes	Yes	02/05/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001176	XXX	$XXX	IL	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	03/18/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2007	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001196	XXX	$XXX	FL	10/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $890.92.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001187	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.								Loan Review Complete
173001177	XXX	$XXX	GA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001171	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001220	XXX	$XXX	DE	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.								Loan Review Complete
173001664	XXX	$XXX	MI	10/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001185	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001166	XXX	$XXX	NY	10/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001155	XXX	$XXX	GA	10/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/22/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001210	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	03/05/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001161	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001215	XXX	$XXX	AZ	10/XX/2007	UTD	Purchase	No	No	No	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001206	XXX	$XXX	NV	10/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001658	XXX	$XXX	MS	10/XX/2007	Primary	Purchase	No	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001179	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001143	XXX	$XXX	FL	10/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001164	XXX	$XXX	OH	10/XX/2007	Primary	Purchase	No	Yes	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
173001151	XXX	$XXX	GA	10/XX/2007	Primary	Purchase	Yes	Yes	No	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001183	XXX	$XXX	IL	10/XX/2007	UTD	Refinance UTD	Yes	Yes	Yes	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001141	XXX	$XXX	GA	10/XX/2007	Primary	Purchase	Yes	Yes	No	03/22/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001150	XXX	$XXX	CA	10/XX/2007	Primary	Refinance UTD	Yes	Yes	No	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001666	XXX	$XXX	AZ	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	03/18/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173001712	XXX	$XXX	CT	10/XX/2007	Primary	Purchase	Yes	No	03/18/2020	2	2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001665	XXX	$XXX	TN	10/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.								Loan Review Complete
173001140	XXX	$XXX	CA	10/XX/2007	Primary	UTD UTD	UTD	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001169	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001159	XXX	$XXX	GA	10/XX/2007	Primary	Purchase	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001152	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/28/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001204	XXX	$XXX	AZ	10/XX/2007	Primary	Purchase	No	No	03/22/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001146	XXX	$XXX	CO	10/XX/2007	UTD	Purchase	No	No	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
173001165	XXX	$XXX	MN	9/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $251.65.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173001647	XXX	$XXX	NM	9/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001701	XXX	$XXX	OK	9/XX/2007	Primary	Purchase			No	No	03/18/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001170	XXX	$XXX	MD	9/XX/2007	Primary	Purchase			No	No	03/05/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001168	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/22/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $99.19.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001696	XXX	$XXX	OR	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001142	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/18/2020	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001673	XXX	$XXX	OK	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173001148	XXX	$XXX	NV	9/XX/2007	Primary	UTD UTD	UTD	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001158	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001160	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/18/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173001133	XXX	$XXX	FL	9/XX/2007	UTD	UTD UTD	UTD	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001662	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001667	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $12,560.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001104	XXX	$XXX	IL	9/XX/2007	Primary	Purchase	Yes	Yes	Yes	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001114	XXX	$XXX	IN	9/XX/2007	Primary	Purchase			Yes	Yes	02/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001205	XXX	$XXX	MD	9/XX/2007	Primary	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173001137	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001119	XXX	$XXX	CA	9/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001661	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	03/18/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001099	XXX	$XXX	VA	9/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2007

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
173001698	XXX	$XXX	NY	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $909.00.
																	EXCEPTION INFO: Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173001113	XXX	$XXX	CA	9/XX/2007	Primary	Purchase	Yes	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173001098	XXX	$XXX	IL	9/XX/2007	Primary	Purchase	Yes	Yes	Yes	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001102	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001082	XXX	$XXX	AZ	9/XX/2007	UTD	Purchase	No	No	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001671	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001092	XXX	$XXX	MD	9/XX/2007	Primary	UTD UTD	UTD	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001173	XXX	$XXX	MD	8/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,498.27.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 240 months, however, the audited TIL indicates MI should drop off after 270 months.								Loan Review Complete
173001112	XXX	$XXX	WA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001129	XXX	$XXX	GA	8/XX/2007	Primary	Refinance Rate/Term			Yes	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001131	XXX	$XXX	IN	8/XX/2007	Primary	Purchase	Yes	Yes	03/20/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $179.17.
																	EXCEPTION INFO: Under disclosure in payment stream. Final TIL reflects MI stepping down after 119 months. Calculated payment stream reflects MI stepping down after 120 months.								Loan Review Complete
173001178	XXX	$XXX	SC	8/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received								Loan Review Complete
173001083	XXX	$XXX	HI	8/XX/2007	Primary	Purchase	No	No	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001670	XXX	$XXX	GA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No	02/05/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.								Loan Review Complete
173001669	XXX	$XXX	PA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/18/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173001043	XXX	$XXX	CT	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	1			1										Loan Review Complete
173001135	XXX	$XXX	NY	8/XX/2007	Primary	Purchase			No	No	03/18/2020	1			1										Loan Review Complete
173001093	XXX	$XXX	FL	8/XX/2007	UTD	UTD UTD	UTD	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001060	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No	03/18/2020	1			1										Loan Review Complete
173001101	XXX	$XXX	CA	8/XX/2007	UTD	UTD UTD	UTD	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																	EXCEPTION INFO: Acknowledged unable to determine occupancy.								Loan Review Complete
173001624	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	Yes	Yes	No	03/18/2020	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001050	XXX	$XXX	IL	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes	03/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001110	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $975.16.
																	EXCEPTION INFO: TIL itemization did not disclose an Attorney fee of $650.00, or a recording service fee of $325.00 as a prepaid finance charge.								Loan Review Complete
173001049	XXX	$XXX	VA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/05/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001100	XXX	$XXX	OR	8/XX/2007	Primary	UTD UTD	UTD	Yes	No	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001067	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	03/18/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001086	XXX	$XXX	OR	8/XX/2007	Primary	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173001078	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	03/26/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001047	XXX	$XXX	IN	8/XX/2007	Primary	Purchase	Yes	Yes	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001066	XXX	$XXX	MD	8/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001040	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	03/18/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001094	XXX	$XXX	FL	8/XX/2007	UTD	Refinance UTD	Yes	Yes	No	03/22/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001065	XXX	$XXX	AZ	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001044	XXX	$XXX	NC	8/XX/2007	Primary	Purchase	Yes	No	02/05/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $520.29.
																	EXCEPTION INFO: Unable to determine fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001023	XXX	$XXX	ME	8/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/22/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001041	XXX	$XXX	WA	8/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001107	XXX	$XXX	WA	8/XX/2007	Primary	Purchase			No	No	02/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001006	XXX	$XXX	IA	8/XX/2007	UTD	UTD UTD	UTD	Yes	No	03/26/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001085	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001128	XXX	$XXX	VA	8/XX/2007	Primary	Purchase			No	No	03/18/2020	1			1										Loan Review Complete
173001076	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001122	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $797.88.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001012	XXX	$XXX	FL	8/XX/2007	UTD	UTD UTD	UTD	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001038	XXX	$XXX	WA	8/XX/2007	Primary	Purchase			No	No	03/05/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001021	XXX	$XXX	VA	8/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2020/XX/11): Cleared with HUD provided.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2020/XX/11): Cleared with Appraisal received.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2020/XX/11): Cleared with Appraisal received.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2020/XX/11): Cleared with HUD provided.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2020/XX/11): Cleared with HUD provided.

[1] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
REVIEWER - CLEARED COMMENT (2020/XX/11): Cleared with Appraisal provided.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2020/XX/11): Cleared with TIL provided.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
REVIEWER - CLEARED COMMENT (2020/XX/11): Cleared after subsequent review.

[1] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																		REVIEWER - CLEARED COMMENT (2020/XX/11): Cleared with HUD provided.							Loan Review Complete
173001059	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	03/18/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001144	XXX	$XXX	IL	8/XX/2007	Primary	Purchase			Yes	Yes	03/05/2020	1			1										Loan Review Complete
173001079	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	Yes	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $442.49.
																	EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting MI being in force for 180 months, however based on the loan amount and appraised value the MI would be in force for 209 months.								Loan Review Complete
173001056	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Rate/Term			Yes	No	03/18/2020	1			1										Loan Review Complete
173001062	XXX	$XXX	IL	8/XX/2007	UTD	UTD UTD	UTD	Yes	Yes	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001123	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Rate/Term			Yes	No	02/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001095	XXX	$XXX	CA	8/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001020	XXX	$XXX	CA	8/XX/2007	UTD	Purchase	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001089	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase			Yes	Yes	02/05/2020	2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
173001058	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,425.00.
																	EXCEPTION INFO: Fixed rate with 120 mo IO payment. Verified Note, MI and TIL input. Lender TIL payment stream reflects second reduction after 60 months with calculated payment second reduction after 90 months.								Loan Review Complete
173001051	XXX	$XXX	TN	7/XX/2007	Primary	Purchase			No	No	02/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001091	XXX	$XXX	NY	7/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000999	XXX	$XXX	MD	7/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,635.73.
																	EXCEPTION INFO: Final TIL reflects MI dropping off after only 180 months whereas audited TIL reflects MI dropping off after 208 months.								Loan Review Complete
173001009	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000989	XXX	$XXX	NY	7/XX/2007	Primary	Purchase	Yes	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173001625	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001013	XXX	$XXX	IL	7/XX/2007	UTD	Refinance UTD	Yes	Yes	Yes	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001057	XXX	$XXX	MN	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $78.93.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
173001015	XXX	$XXX	TX	7/XX/2007	UTD	Purchase	Yes	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000990	XXX	$XXX	CA	7/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001052	XXX	$XXX	IN	7/XX/2007	Primary	Purchase	Yes	Yes	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
																	dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000979	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001127	XXX	$XXX	VA	7/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
173000983	XXX	$XXX	CA	7/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001000	XXX	$XXX	VA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001003	XXX	$XXX	FL	7/XX/2007	UTD	Purchase	No	No	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000995	XXX	$XXX	VA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/05/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001118	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.25000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001077	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000994	XXX	$XXX	CA	7/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000988	XXX	$XXX	CA	7/XX/2007	Primary	Purchase	Yes	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001125	XXX	$XXX	ME	7/XX/2007	Investment	Refinance Rate/Term			No	No	03/18/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000984	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001016	XXX	$XXX	WI	7/XX/2007	Investment	Refinance Cash-out - Other			No	No	03/05/2020	1			1										Loan Review Complete
173001014	XXX	$XXX	VA	7/XX/2007	Primary	Purchase			No	No	03/05/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001124	XXX	$XXX	AZ	7/XX/2007	Primary	Purchase	No	No	02/05/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $262.14.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000977	XXX	$XXX	CA	7/XX/2007	Primary	Purchase	Yes	No	03/18/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000997	XXX	$XXX	MI	7/XX/2007	Primary	Purchase	No	No	No	03/18/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001005	XXX	$XXX	PA	7/XX/2007	Primary	Purchase			No	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001087	XXX	$XXX	UT	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	02/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2007	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001061	XXX	$XXX	MO	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001002	XXX	$XXX	AZ	7/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,340.95.
																	EXCEPTION INFO: The TIL Itemization did not disclose a loan discount fee of $6647.63, a wire transfer fee of $50 or a courier fee of $18 as prepaid finance charges. Additionally, the Itemization reflected a settlement fee of $2500, a processing fee of $210 and prepaid interest of $45.68 whereas the Final HUD reflected a settlement fee of $465, a processing fee of $235 and prepaid interest of $730.85. HUD line 205 reflects a $11,000 seller credit which was not itemized and therefore not applied to prepaid finance charges.								Loan Review Complete
173000982	XXX	$XXX	VT	7/XX/2007	Primary	Refinance Rate/Term			Yes	No	02/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000986	XXX	$XXX	CA	7/XX/2007	UTD	Purchase	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001026	XXX	$XXX	OH	7/XX/2007	UTD	Refinance UTD	Yes	Yes	Yes	03/05/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001011	XXX	$XXX	MD	7/XX/2007	UTD	UTD UTD	UTD	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001090	XXX	$XXX	IL	7/XX/2007	Primary	Purchase	Yes	Yes	03/18/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000980	XXX	$XXX	PA	7/XX/2007	Primary	UTD UTD	UTD	Yes	No	03/22/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001055	XXX	$XXX	NM	7/XX/2007	Primary	Purchase	Yes	Yes	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001598	XXX	$XXX	MO	7/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: :TIL appears to be final but not signed or dated by borrower

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001659	XXX	$XXX	IL	7/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	Yes	03/18/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001597	XXX	$XXX	MD	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/05/2020	1			1										Loan Review Complete
173000993	XXX	$XXX	IN	6/XX/2007	Investment	Refinance Cash-out - Other	No	Yes	03/18/2020	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001121	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No	03/18/2020	1			1										Loan Review Complete
173001600	XXX	$XXX	DE	6/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - Delaware Late Charge Percent Testing: Delaware Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000978	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001609	XXX	$XXX	CA	6/XX/2007	Primary	Purchase	Yes	Yes	No	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001700	XXX	$XXX	MI	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	No	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $2,730.00 exceeds the state maximum for first lien loans of 1% of the prepaid balance ($700.00).								Loan Review Complete
173001064	XXX	$XXX	IL	6/XX/2007	UTD	UTD UTD	UTD	Yes	Yes	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000949	XXX	$XXX	AZ	6/XX/2007	Primary	Purchase	No	No	No	03/18/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001599	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 16.62500%.  Prepay language states prepay will not exceed maximum permitted by applicable law.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001053	XXX	$XXX	MI	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001680	XXX	$XXX	UT	6/XX/2007	Second Home	UTD UTD	UTD	No	Yes	02/13/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000931	XXX	$XXX	SC	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
173001063	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/05/2020	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001072	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000927	XXX	$XXX	OK	6/XX/2007	Primary	UTD UTD	UTD	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001608	XXX	$XXX	MD	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - Initial TIL not provided

[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 6.00000% exceeds state maximum of 5% or $2, whichever is greater.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000923	XXX	$XXX	IN	6/XX/2007	Primary	Purchase	Yes	Yes	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001305	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	03/05/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001117	XXX	$XXX	GA	6/XX/2007	Second Home	Refinance Cash-out - Other	No	No	02/05/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001605	XXX	$XXX	MN	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.								Loan Review Complete
173000954	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	Yes	03/18/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000976	XXX	$XXX	IN	6/XX/2007	Investment	Refinance Cash-out - Other			No	Yes	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000953	XXX	$XXX	OH	6/XX/2007	Primary	Purchase	No	No	Yes	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000921	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000932	XXX	$XXX	NV	6/XX/2007	Primary	Purchase	No	No	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001088	XXX	$XXX	SC	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000929	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001008	XXX	$XXX	MD	6/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,439.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000933	XXX	$XXX	CA	6/XX/2007	Primary	Purchase			Yes	No	03/20/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000899	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	02/05/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000903	XXX	$XXX	VA	5/XX/2007	Second Home	Purchase			No	No	02/05/2020	1			1										Loan Review Complete
173000920	XXX	$XXX	AZ	5/XX/2007	Primary	Purchase			No	No	03/20/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000936	XXX	$XXX	MD	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173001594	XXX	$XXX	OR	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] State Compliance - Oregon Late Charge Percent Testing: Oregon Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.

[2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000925	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000912	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
																	dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001656	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/26/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001593	XXX	$XXX	AZ	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000918	XXX	$XXX	DE	5/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $472.75.
																	EXCEPTION INFO: TIL Itemization did not disclose the flood cert fee of $10, settlement fee of $350, title courier fee of $25, or the wire fee of $45 as prepaid finance charges. The remainder of the under disclosure is due to the TIL disclosing the PMI term of 41 months when the calculated term is 42 months.								Loan Review Complete
173001578	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	No	02/13/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000896	XXX	$XXX	RI	5/XX/2007	Primary	Purchase			Yes	Yes	02/05/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000938	XXX	$XXX	AZ	5/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,899.69.
EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting MI being in force for 181  months, however based on the loan amount and appraised value the MI would be in force for 206 months.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000941	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/05/2020	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173000928	XXX	$XXX	GA	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000968	XXX	$XXX	CT	5/XX/2007	Primary	Purchase	Yes	No	02/05/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173001007	XXX	$XXX	NC	5/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000952	XXX	$XXX	NC	5/XX/2007	Primary	Purchase	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001071	XXX	$XXX	OR	5/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.								Loan Review Complete
173000892	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000886	XXX	$XXX	MI	5/XX/2007	Primary	Purchase	No	No	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000861	XXX	$XXX	TN	5/XX/2007	Primary	Purchase	No	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000895	XXX	$XXX	CO	5/XX/2007	UTD	Purchase	No	No	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000973	XXX	$XXX	CA	5/XX/2007	Primary	Purchase	Yes	Yes	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173001084	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.								Loan Review Complete
173000888	XXX	$XXX	FL	5/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000909	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000882	XXX	$XXX	NC	5/XX/2007	Primary	Purchase			Yes	No	02/05/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001581	XXX	$XXX	AZ	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001031	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001589	XXX	$XXX	CA	5/XX/2007	Primary	Purchase	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001587	XXX	$XXX	CT	5/XX/2007	Primary	Purchase	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000937	XXX	$XXX	TX	5/XX/2007	Primary	Purchase	No	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001586	XXX	$XXX	IL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/20/2020	2	2	[2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of 9.50000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001657	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000857	XXX	$XXX	OH	5/XX/2007	Primary	Refinance UTD	Yes	Yes	Yes	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000875	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	1			1										Loan Review Complete
173000887	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000947	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000890	XXX	$XXX	CA	5/XX/2007	Primary	Purchase	Yes	Yes	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000926	XXX	$XXX	MD	5/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000945	XXX	$XXX	CA	5/XX/2007	Primary	Purchase			Yes	No	03/20/2020	1			1										Loan Review Complete
173001580	XXX	$XXX	GA	4/XX/2007	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000876	XXX	$XXX	GA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $82.07.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000884	XXX	$XXX	PA	4/XX/2007	Primary	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173000862	XXX	$XXX	IN	4/XX/2007	Primary	Purchase			Yes	Yes	03/20/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000874	XXX	$XXX	IL	4/XX/2007	Primary	Purchase	No	Yes	03/20/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $375.58.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000858	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000904	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000860	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001588	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000957	XXX	$XXX	FL	4/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000897	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Credit Documentation - Missing Document: Subordination Agreement not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
																	dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000917	XXX	$XXX	CA	4/XX/2007	Primary	Purchase	Yes	No	02/05/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000962	XXX	$XXX	AZ	4/XX/2007	Primary	Purchase			No	No	03/20/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000859	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	02/05/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000852	XXX	$XXX	TN	4/XX/2007	Primary	Purchase			No	No	03/20/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001584	XXX	$XXX	VA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

																	[2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.								Loan Review Complete
173000935	XXX	$XXX	AZ	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000850	XXX	$XXX	FL	4/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000961	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.								Loan Review Complete
173000872	XXX	$XXX	MI	4/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000930	XXX	$XXX	WA	4/XX/2007	Investment	Purchase			No	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000848	XXX	$XXX	FL	4/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000853	XXX	$XXX	VA	4/XX/2007	Primary	Purchase	No	No	No	03/20/2020	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000843	XXX	$XXX	AZ	4/XX/2007	UTD	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000870	XXX	$XXX	PA	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000992	XXX	$XXX	OR	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000913	XXX	$XXX	TX	4/XX/2007	Primary	Purchase			Yes	No	03/26/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000883	XXX	$XXX	UT	4/XX/2007	Second Home	Purchase			No	Yes	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001576	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2007	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000847	XXX	$XXX	IL	4/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	Yes	03/26/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001017	XXX	$XXX	MD	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $8,970.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($2,504.13). Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $95.00.
																	EXCEPTION INFO: Unable to determine under disclosure as Itemization of Amount Financed provided does not break down prepaid finance charges.								Loan Review Complete
173000833	XXX	$XXX	MS	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	1			1										Loan Review Complete
173000902	XXX	$XXX	MD	3/XX/2007	Primary	Purchase	No	No	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000813	XXX	$XXX	TN	3/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000793	XXX	$XXX	OR	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.								Loan Review Complete
173000780	XXX	$XXX	GA	3/XX/2007	Primary	UTD UTD	UTD	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000779	XXX	$XXX	CA	3/XX/2007	Primary	Purchase	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001575	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000784	XXX	$XXX	CO	3/XX/2007	UTD	UTD UTD	UTD	Yes	No	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000783	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000871	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000866	XXX	$XXX	NV	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	1			1										Loan Review Complete
173000788	XXX	$XXX	DE	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000849	XXX	$XXX	ID	3/XX/2007	Primary	Purchase			No	No	03/20/2020	2			2		[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.								Loan Review Complete
173000827	XXX	$XXX	OR	3/XX/2007	Primary	Purchase	No	No	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000794	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000770	XXX	$XXX	MA	3/XX/2007	Primary	Refinance Rate/Term			Yes	Yes	02/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000822	XXX	$XXX	AZ	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000856	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	1			1										Loan Review Complete
173001651	XXX	$XXX	HI	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000868	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $11,625.33, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000744	XXX	$XXX	NJ	3/XX/2007	Primary	Purchase			No	Yes	02/13/2020	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000789	XXX	$XXX	GA	3/XX/2007	Primary	Purchase	Yes	Yes	No	03/26/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173000854	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000828	XXX	$XXX	PA	3/XX/2007	Primary	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173000773	XXX	$XXX	IL	3/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000795	XXX	$XXX	AZ	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000786	XXX	$XXX	SC	3/XX/2007	Investment	Refinance Cash-out - Other			No	Yes	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000745	XXX	$XXX	CA	3/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000807	XXX	$XXX	MD	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	02/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000791	XXX	$XXX	IL	3/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	Yes	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000809	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000790	XXX	$XXX	MD	3/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000729	XXX	$XXX	NY	3/XX/2007	Primary	Purchase			Yes	No	02/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000869	XXX	$XXX	IL	3/XX/2007	Primary	Purchase	Yes	Yes	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000749	XXX	$XXX	GA	2/XX/2007	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed
																	or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000772	XXX	$XXX	GA	2/XX/2007	Primary	Purchase			Yes	No	02/05/2020	1			1										Loan Review Complete
173000804	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000739	XXX	$XXX	GA	2/XX/2007	Primary	Purchase	Yes	No	02/05/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000805	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000965	XXX	$XXX	NY	2/XX/2007	Primary	Purchase	No	No	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000802	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.								Loan Review Complete
173000728	XXX	$XXX	GA	2/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000740	XXX	$XXX	FL	2/XX/2007	Second Home	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $199.78.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $100 and a title service charge of $100 as prepaid finance charges.								Loan Review Complete
173000738	XXX	$XXX	VA	2/XX/2007	Primary	Purchase			No	No	03/18/2020	1			1										Loan Review Complete
173000707	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173000803	XXX	$XXX	FL	2/XX/2007	Primary	Purchase			No	No	03/18/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000766	XXX	$XXX	MN	2/XX/2007	Primary	Purchase	No	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $419.15.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000717	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001653	XXX	$XXX	NY	2/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000709	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Rate/Term			Yes	No	02/13/2020	2			2		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000714	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001652	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/26/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.								Loan Review Complete
173001655	XXX	$XXX	FL	2/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000748	XXX	$XXX	FL	2/XX/2007	Primary	Purchase	No	No	02/05/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000713	XXX	$XXX	IL	2/XX/2007	Primary	Purchase			No	Yes	02/05/2020	1			1										Loan Review Complete
173000746	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	02/05/2020	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2007									Loan Review Complete
173000787	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/05/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000719	XXX	$XXX	SC	2/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
173000751	XXX	$XXX	NY	2/XX/2007	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173001649	XXX	$XXX	TX	2/XX/2007	Primary	Purchase			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000691	XXX	$XXX	WA	2/XX/2007	Primary	Purchase	No	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000687	XXX	$XXX	MI	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	02/05/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000742	XXX	$XXX	AZ	2/XX/2007	Primary	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173000769	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000715	XXX	$XXX	VA	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $75.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed,								Loan Review Complete
173000785	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $59.03.
EXCEPTION INFO: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000762	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	02/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000768	XXX	$XXX	SC	1/XX/2007	Primary	Purchase			Yes	Yes	03/26/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
173000683	XXX	$XXX	MD	1/XX/2007	Primary	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173000735	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Rate/Term			Yes	Yes	02/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000761	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000712	XXX	$XXX	AZ	1/XX/2007	Investment	Refinance Cash-out - Other	No	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000723	XXX	$XXX	MS	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173000672	XXX	$XXX	VA	1/XX/2007	Primary	Purchase			No	No	02/05/2020	1			1										Loan Review Complete
173001572	XXX	$XXX	IN	1/XX/2007	Primary	Purchase	Yes	Yes	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000776	XXX	$XXX	MD	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000725	XXX	$XXX	MD	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/18/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000747	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/05/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $4,640.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000726	XXX	$XXX	GA	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173000724	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000765	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000670	XXX	$XXX	MN	1/XX/2007	Primary	Refinance Rate/Term			Yes	No	02/05/2020	1			1										Loan Review Complete
173000708	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	1			1										Loan Review Complete
173000864	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173000655	XXX	$XXX	MI	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173000690	XXX	$XXX	UT	1/XX/2007	Primary	Refinance UTD	Yes	Yes	Yes	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000757	XXX	$XXX	FL	1/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000693	XXX	$XXX	WA	1/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000716	XXX	$XXX	VA	1/XX/2007	Investment	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173000681	XXX	$XXX	MS	1/XX/2007	Primary	Purchase			No	No	02/13/2020	2			2		[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $5, whichever is greater.								Loan Review Complete
173000718	XXX	$XXX	NY	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $347.01.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173000721	XXX	$XXX	MN	1/XX/2007	Primary	Refinance Rate/Term			Yes	No	02/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000667	XXX	$XXX	GA	1/XX/2007	Primary	Purchase			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001654	XXX	$XXX	CT	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000695	XXX	$XXX	DC	12/XX/2006	UTD	Purchase	No	No	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000654	XXX	$XXX	MD	12/XX/2006	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000808	XXX	$XXX	LA	12/XX/2006	Primary	Purchase			No	No	02/05/2020	1			1										Loan Review Complete
173000678	XXX	$XXX	NY	12/XX/2006	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,509.00.
																	EXCEPTION INFO: Unable to determine TIL itemization not provided. Appears to be fee related.								Loan Review Complete
173000763	XXX	$XXX	CA	12/XX/2006	Primary	Purchase	Yes	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001570	XXX	$XXX	GA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	1			1										Loan Review Complete
173000701	XXX	$XXX	AZ	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No	02/05/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000652	XXX	$XXX	WA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000821	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/18/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173000758	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/05/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000649	XXX	$XXX	NC	12/XX/2006	Primary	Purchase			Yes	No	03/20/2020	1			1										Loan Review Complete
173000700	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000662	XXX	$XXX	MD	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000647	XXX	$XXX	VA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001573	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $6,948.75, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000811	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000650	XXX	$XXX	NC	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/05/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000702	XXX	$XXX	AZ	12/XX/2006	Primary	Purchase	No	No	02/05/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001567	XXX	$XXX	NV	12/XX/2006	Primary	Purchase			No	No	02/13/2020	1			1										Loan Review Complete
173001001	XXX	$XXX	PA	12/XX/2006	Primary	Purchase			No	No	03/20/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173001568	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000969	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.								Loan Review Complete
173000775	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173000703	XXX	$XXX	NV	12/XX/2006	Primary	Purchase	No	No	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $363.77.
																	EXCEPTION INFO: Unable to determine the under disclosure due to missing Final certified/executed HUD this information was derived from an estimated HUD dated 11/XX/06								Loan Review Complete
173000792	XXX	$XXX	CA	12/XX/2006	Primary	Purchase	Yes	No	03/20/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173000644	XXX	$XXX	OH	12/XX/2006	Primary	Purchase	No	Yes	03/20/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
																	dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000704	XXX	$XXX	MD	11/XX/2006	Primary	Purchase	No	No	02/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $270.00.
																	EXCEPTION INFO: TIL itemization did not disclose a closing fee of $150.00, release tracking fee of $70 and a title courier fee of $50 as prepaid finance charges.								Loan Review Complete
173001650	XXX	$XXX	TN	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000659	XXX	$XXX	MD	11/XX/2006	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000705	XXX	$XXX	MO	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $1,775.00 exceeds the state maximum of 2% of the prepaid balance ($1,420.00). Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000658	XXX	$XXX	FL	11/XX/2006	Primary	Purchase	No	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000629	XXX	$XXX	CA	11/XX/2006	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001563	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $207.74.
																	EXCEPTION INFO: TIL Itemization did not disclose the processing fee of $600, the tax service fee of $85 or the flood cert fee of $19.50 as prepaid finance charges.								Loan Review Complete
173000633	XXX	$XXX	MN	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $48.82.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.								Loan Review Complete
173000814	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2006									Loan Review Complete
173001565	XXX	$XXX	TN	11/XX/2006	Primary	Purchase			No	No	03/20/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000614	XXX	$XXX	LA	11/XX/2006	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000634	XXX	$XXX	PA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/18/2020	1			1										Loan Review Complete
173000630	XXX	$XXX	MD	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000646	XXX	$XXX	WA	11/XX/2006	Primary	Purchase	No	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000615	XXX	$XXX	IN	11/XX/2006	Primary	Purchase	Yes	Yes	03/20/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $100.28.
																	EXCEPTION INFO: TIL itemization did not disclose a Recording Service fee of $100 as prepaid finance charge.								Loan Review Complete
173000696	XXX	$XXX	MI	11/XX/2006	Investment	Purchase			No	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000605	XXX	$XXX	VA	11/XX/2006	Primary	Purchase	No	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000608	XXX	$XXX	TN	11/XX/2006	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000613	XXX	$XXX	ID	11/XX/2006	Primary	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173000639	XXX	$XXX	MD	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	02/05/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
173000585	XXX	$XXX	PA	11/XX/2006	Primary	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173000657	XXX	$XXX	FL	11/XX/2006	Primary	Purchase			No	No	02/05/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000625	XXX	$XXX	TN	11/XX/2006	Second Home	Purchase			No	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000806	XXX	$XXX	OH	11/XX/2006	Primary	Purchase	No	Yes	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000609	XXX	$XXX	TX	11/XX/2006	Primary	Purchase			Yes	No	03/20/2020	1			1										Loan Review Complete
173000699	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173000577	XXX	$XXX	CA	11/XX/2006	Primary	Purchase			Yes	No	03/26/2020	1			1										Loan Review Complete
173000571	XXX	$XXX	IL	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000597	XXX	$XXX	FL	10/XX/2006	Primary	UTD UTD	UTD	Yes	No	02/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000604	XXX	$XXX	GA	10/XX/2006	Investment	Purchase	No	No	No	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000640	XXX	$XXX	MS	10/XX/2006	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001555	XXX	$XXX	TN	10/XX/2006	Investment	Refinance Cash-out - Other			No	No	03/20/2020	1			1										Loan Review Complete
173000624	XXX	$XXX	SC	10/XX/2006	Second Home	Purchase	No	Yes	02/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.								Loan Review Complete
173000611	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000623	XXX	$XXX	WA	10/XX/2006	Primary	Purchase			No	No	02/05/2020	1			1										Loan Review Complete
173000569	XXX	$XXX	MD	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649:  Property insurance exceeds the replacement value of the property.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $188.50.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000601	XXX	$XXX	MD	10/XX/2006	Primary	Purchase		No	No	No	03/20/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000610	XXX	$XXX	MN	10/XX/2006	Primary	Refinance Rate/Term	Yes	No	02/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2006	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000603	XXX	$XXX	OH	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	Yes	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000612	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000547	XXX	$XXX	NV	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/26/2020	2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173000587	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Rate/Term			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000599	XXX	$XXX	CT	10/XX/2006	Primary	Purchase			Yes	No	02/05/2020	1			1										Loan Review Complete
173000661	XXX	$XXX	NV	10/XX/2006	Primary	Purchase			No	No	03/20/2020	2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
173000566	XXX	$XXX	MO	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000565	XXX	$XXX	IL	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	02/05/2020	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000559	XXX	$XXX	IL	10/XX/2006	Primary	Refinance Rate/Term			Yes	Yes	02/05/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000539	XXX	$XXX	MD	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000698	XXX	$XXX	CA	10/XX/2006	Primary	Purchase			Yes	No	02/13/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000594	XXX	$XXX	DC	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	1			1										Loan Review Complete
173000574	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	02/05/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000568	XXX	$XXX	MD	10/XX/2006	Primary	Refinance Rate/Term			Yes	No	02/05/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000562	XXX	$XXX	TX	10/XX/2006	Primary	Purchase			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000546	XXX	$XXX	CA	10/XX/2006	Primary	Purchase			Yes	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000586	XXX	$XXX	MD	9/XX/2006	Primary	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173000538	XXX	$XXX	NJ	9/XX/2006	Primary	Purchase	Yes	Yes	02/05/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $585.04.
																	EXCEPTION INFO: Itemization of Amount Financed does not include the $850 Bank Review (Admin) fee, but does have a $850 Attorney fee instead of the $750 Attorney fee on the HUD as Prepaid Finance charges. It also has $100 Courier fees instead of the only $20 in courier fees on the HUD in prepaid finance charges.								Loan Review Complete
173001564	XXX	$XXX	VA	9/XX/2006	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,293.99.
																	EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting MI being in force for 180 months, however based on the loan amount and appraised value the MI would be in force for 205 months.								Loan Review Complete
173000607	XXX	$XXX	AZ	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $270.02.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $3,138.84 and final
																	HUD reflects $3,408.84.								Loan Review Complete
173000556	XXX	$XXX	AZ	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $110.00.
EXCEPTION INFO: Finance charges under disclosed $120.00 due to fees.  Itemization not provided.  Unable to determine under disclosure due to missing Itemization of Amount Financed.”

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000660	XXX	$XXX	AZ	9/XX/2006	Primary	Purchase	No	No	No	02/13/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000537	XXX	$XXX	WA	9/XX/2006	Investment	Purchase			No	No	03/18/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001554	XXX	$XXX	FL	9/XX/2006	Primary	Purchase			No	No	02/13/2020	1			1										Loan Review Complete
173000534	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	02/13/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001551	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	1			1										Loan Review Complete
173001562	XXX	$XXX	MD	9/XX/2006	Primary	Refinance UTD	Yes	Yes	No	02/13/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000561	XXX	$XXX	IL	9/XX/2006	Primary	Purchase	No	Yes	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000516	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000505	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/20/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173000499	XXX	$XXX	OH	9/XX/2006	Primary	Purchase	No	Yes	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000508	XXX	$XXX	OR	9/XX/2006	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000541	XXX	$XXX	NJ	9/XX/2006	Primary	Purchase	No	No	Yes	03/26/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001556	XXX	$XXX	FL	9/XX/2006	Primary	Purchase			No	No	03/20/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000500	XXX	$XXX	HI	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000518	XXX	$XXX	NJ	9/XX/2006	Primary	Purchase			Yes	Yes	03/20/2020	1			1										Loan Review Complete
173000490	XXX	$XXX	PA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $109.88.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $4269.58 and final HUD reflects $4379.58.								Loan Review Complete
173000495	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000498	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000512	XXX	$XXX	WI	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000493	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000497	XXX	$XXX	NY	8/XX/2006	Primary	Purchase			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000622	XXX	$XXX	IL	8/XX/2006	Primary	Refinance Rate/Term			Yes	Yes	02/13/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000524	XXX	$XXX	VA	8/XX/2006	Primary	Purchase	No	No	No	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
173000522	XXX	$XXX	GA	8/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000553	XXX	$XXX	OH	8/XX/2006	Primary	Purchase		No	No	Yes	02/13/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000550	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.								Loan Review Complete
173000475	XXX	$XXX	IL	8/XX/2006	Primary	Purchase			Yes	Yes	03/18/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000520	XXX	$XXX	NY	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,465.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000519	XXX	$XXX	FL	8/XX/2006	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000737	XXX	$XXX	AL	8/XX/2006	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173001550	XXX	$XXX	KS	8/XX/2006	Primary	Purchase			No	No	03/20/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000509	XXX	$XXX	CA	8/XX/2006	Primary	Purchase	Yes	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000478	XXX	$XXX	ID	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.								Loan Review Complete
173000473	XXX	$XXX	MD	8/XX/2006	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000511	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Rate/Term			Yes	No	02/13/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000523	XXX	$XXX	NY	8/XX/2006	Primary	Purchase	Yes	Yes	No	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000507	XXX	$XXX	NJ	8/XX/2006	Primary	Purchase	Yes	Yes	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000502	XXX	$XXX	AZ	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000474	XXX	$XXX	CA	8/XX/2006	Investment	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173000481	XXX	$XXX	IL	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	03/20/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000483	XXX	$XXX	GA	8/XX/2006	Primary	Purchase	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000482	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001557	XXX	$XXX	MA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	02/13/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
173000592	XXX	$XXX	GA	8/XX/2006	Primary	Purchase			Yes	No	02/13/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000486	XXX	$XXX	VA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/18/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000479	XXX	$XXX	IL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173000492	XXX	$XXX	CA	8/XX/2006	Primary	Purchase	Yes	Yes	No	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000531	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000477	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000549	XXX	$XXX	GA	7/XX/2006	Primary	Purchase			Yes	No	02/13/2020	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
173000491	XXX	$XXX	FL	7/XX/2006	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $227.77.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000543	XXX	$XXX	CA	7/XX/2006	Primary	Purchase		Yes	Yes	No	02/13/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000489	XXX	$XXX	MA	7/XX/2006	Primary	Purchase	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000456	XXX	$XXX	FL	7/XX/2006	Primary	Purchase	No	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $172.18.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.								Loan Review Complete
173000665	XXX	$XXX	GA	7/XX/2006	Primary	Purchase	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000476	XXX	$XXX	VA	7/XX/2006	Primary	UTD UTD	UTD	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
173000503	XXX	$XXX	FL	7/XX/2006	Primary	Purchase			No	No	02/13/2020	2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
173000487	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000533	XXX	$XXX	VA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000666	XXX	$XXX	DE	7/XX/2006	Investment	Purchase			No	No	02/13/2020	1			1										Loan Review Complete
173000460	XXX	$XXX	CA	7/XX/2006	Primary	Purchase	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000463	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $127.49.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.								Loan Review Complete
173000442	XXX	$XXX	VA	7/XX/2006	Primary	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
173000462	XXX	$XXX	GA	6/XX/2006	Primary	Purchase	Yes	Yes	No	02/13/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000454	XXX	$XXX	OH	6/XX/2006	Primary	Purchase	No	No	Yes	03/20/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000434	XXX	$XXX	PA	6/XX/2006	Primary	Purchase	No	No	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000437	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173000451	XXX	$XXX	VA	6/XX/2006	Primary	Purchase			No	No	03/20/2020	1			1		[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2006								Loan Review Complete
173000443	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001540	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	1			1										Loan Review Complete
173000501	XXX	$XXX	MD	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $52.87.
																	EXCEPTION INFO: TIL itemization did not disclose a recording service fee $50.00 as a prepaid finance charge.								Loan Review Complete
173000444	XXX	$XXX	PA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/18/2020	1			1										Loan Review Complete
173001542	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	02/13/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001322	XXX	$XXX	NY	6/XX/2006	Primary	UTD UTD	UTD	Yes	No	02/13/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000432	XXX	$XXX	PA	6/XX/2006	Primary	Purchase			No	No	03/20/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000436	XXX	$XXX	MD	6/XX/2006	Primary	Purchase			No	No	02/13/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2006	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173000471	XXX	$XXX	NJ	6/XX/2006	Primary	Refinance Rate/Term			Yes	Yes	02/13/2020	1			1										Loan Review Complete
173000425	XXX	$XXX	CA	6/XX/2006	Primary	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000581	XXX	$XXX	NY	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000412	XXX	$XXX	CA	6/XX/2006	Primary	Purchase	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000526	XXX	$XXX	NV	6/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000424	XXX	$XXX	CA	6/XX/2006	UTD	Purchase	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000426	XXX	$XXX	RI	6/XX/2006	UTD	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000407	XXX	$XXX	VA	6/XX/2006	Investment	Refinance UTD	No	No	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000448	XXX	$XXX	MD	5/XX/2006	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $104.91.
																	EXCEPTION INFO: TIL itemization did not disclose a Condo Questionnaire fee of $85 and a Court Copies fee of $20 as prepaid finance charges.								Loan Review Complete
173001546	XXX	$XXX	MD	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 6.00000% exceeds state maximum of 5% or $2, whichever is greater.

																	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $11,136.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($3,108.80).								Loan Review Complete
173000504	XXX	$XXX	PA	5/XX/2006	Primary	Purchase	No	No	02/28/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000399	XXX	$XXX	CA	5/XX/2006	UTD	UTD UTD	UTD	Yes	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000416	XXX	$XXX	AZ	5/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000408	XXX	$XXX	AZ	5/XX/2006	Primary	Purchase	No	No	No	03/31/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000431	XXX	$XXX	PA	5/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $334.57.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000435	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	02/28/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000573	XXX	$XXX	NY	5/XX/2006	Primary	Purchase			No	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000398	XXX	$XXX	TN	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000415	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/31/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000423	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000484	XXX	$XXX	VA	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	1			1										Loan Review Complete
173000450	XXX	$XXX	NY	5/XX/2006	Primary	Purchase			No	No	03/31/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000469	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/28/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000410	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000379	XXX	$XXX	CA	5/XX/2006	Primary	Refinance UTD	Yes	Yes	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000377	XXX	$XXX	WA	5/XX/2006	Primary	Purchase	No	No	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000403	XXX	$XXX	MI	5/XX/2006	Primary	Purchase	No	No	02/28/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000480	XXX	$XXX	SC	5/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
173000800	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000394	XXX	$XXX	VA	4/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000402	XXX	$XXX	MS	4/XX/2006	Primary	Purchase			No	No	02/28/2020	1			1										Loan Review Complete
173000397	XXX	$XXX	IL	4/XX/2006	Primary	Purchase			No	Yes	02/28/2020	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173000396	XXX	$XXX	LA	4/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	02/28/2020	1			1										Loan Review Complete
173000400	XXX	$XXX	CA	4/XX/2006	Primary	Purchase			Yes	No	03/31/2020	1			1										Loan Review Complete
173000414	XXX	$XXX	CA	4/XX/2006	Primary	Purchase	Yes	Yes	No	03/31/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000373	XXX	$XXX	IL	4/XX/2006	Primary	Purchase			Yes	Yes	02/28/2020	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
173001543	XXX	$XXX	VA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $71.39.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.								Loan Review Complete
173001538	XXX	$XXX	IL	4/XX/2006	Primary	Purchase	No	Yes	03/31/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000457	XXX	$XXX	MD	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/28/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000367	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/28/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000363	XXX	$XXX	GA	4/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173000375	XXX	$XXX	FL	4/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000395	XXX	$XXX	NJ	4/XX/2006	Primary	Refinance Rate/Term			Yes	Yes	03/31/2020	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000421	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Rate/Term			Yes	No	03/31/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000368	XXX	$XXX	VA	4/XX/2006	Primary	UTD UTD	UTD	Yes	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
173000376	XXX	$XXX	CA	4/XX/2006	Primary	Purchase			Yes	No	03/31/2020	2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
173000388	XXX	$XXX	CA	4/XX/2006	Investment	Refinance Cash-out - Other			No	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000438	XXX	$XXX	NJ	4/XX/2006	Primary	Purchase			Yes	Yes	02/28/2020	1			1										Loan Review Complete
173000390	XXX	$XXX	MN	3/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

																	[2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.								Loan Review Complete
173000389	XXX	$XXX	FL	3/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173000374	XXX	$XXX	IL	3/XX/2006	Primary	Purchase			Yes	Yes	02/28/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000362	XXX	$XXX	SC	3/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.								Loan Review Complete
173000382	XXX	$XXX	CA	3/XX/2006	Primary	Purchase	Yes	No	02/28/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000369	XXX	$XXX	FL	3/XX/2006	Primary	Purchase			No	No	02/28/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000343	XXX	$XXX	NY	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000340	XXX	$XXX	MN	3/XX/2006	Primary	Purchase			No	No	03/31/2020	2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
173000342	XXX	$XXX	VA	3/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000364	XXX	$XXX	MI	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/13/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173000371	XXX	$XXX	AZ	3/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000359	XXX	$XXX	AZ	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $163.18.
EXCEPTION INFO: Fees are under disclosed in the amount of $163.18.  Itemization does not include the following fees charged to the borrower on the HUD:  Assignment Recording Fee $15.0, Email/E-doc Fee $50.00, Flood Certification (Life of Loan) $35.00, Title Courier/Messenger Fee $74.00, or the Wire/Funding/Disbursement Fees $24.00.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173000385	XXX	$XXX	FL	3/XX/2006	Primary	Purchase			No	No	02/28/2020	1			1										Loan Review Complete
173000384	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/28/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000422	XXX	$XXX	NV	3/XX/2006	Investment	Refinance Cash-out - Other			No	No	02/13/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000330	XXX	$XXX	CA	3/XX/2006	Primary	Purchase	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000361	XXX	$XXX	VA	3/XX/2006	Primary	Purchase			No	No	02/13/2020	1			1										Loan Review Complete
173000387	XXX	$XXX	NV	3/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000349	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
173000358	XXX	$XXX	CA	3/XX/2006	Primary	Purchase	Yes	Yes	No	02/13/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $12,393.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000351	XXX	$XXX	CA	3/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	No	02/13/2020	1			1										Loan Review Complete
173000348	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173000353	XXX	$XXX	MD	3/XX/2006	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000360	XXX	$XXX	CO	3/XX/2006	Primary	Purchase			No	No	02/13/2020	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173000357	XXX	$XXX	CA	3/XX/2006	Primary	Purchase	Yes	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000344	XXX	$XXX	NY	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000347	XXX	$XXX	FL	2/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000354	XXX	$XXX	FL	2/XX/2006	Primary	Purchase	No	No	02/28/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000352	XXX	$XXX	AZ	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000378	XXX	$XXX	MN	2/XX/2006	Primary	Purchase	No	No	02/28/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000346	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000336	XXX	$XXX	FL	2/XX/2006	Primary	Purchase			No	No	03/31/2020	1			1										Loan Review Complete
173000314	XXX	$XXX	OH	2/XX/2006	Primary	Purchase			No	Yes	03/31/2020	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000386	XXX	$XXX	MA	2/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	02/28/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
173000326	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/13/2020	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000302	XXX	$XXX	CT	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000313	XXX	$XXX	AR	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/13/2020	1			1										Loan Review Complete
173000320	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/28/2020	2			2		[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
173000315	XXX	$XXX	MS	1/XX/2006	Primary	Purchase			No	No	03/31/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173000332	XXX	$XXX	MD	1/XX/2006	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000323	XXX	$XXX	FL	1/XX/2006	Primary	Purchase			No	No	03/31/2020	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000293	XXX	$XXX	WA	1/XX/2006	Investment	Refinance Cash-out - Other			No	No	03/31/2020	1			1										Loan Review Complete
173001537	XXX	$XXX	TX	1/XX/2006	Primary	Purchase	Yes	No	02/28/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000292	XXX	$XXX	NJ	1/XX/2006	Primary	Purchase	No	Yes	02/13/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000338	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173000335	XXX	$XXX	CA	1/XX/2006	Primary	Purchase	Yes	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
173000291	XXX	$XXX	MD	1/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $220.10.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000327	XXX	$XXX	NC	1/XX/2006	Primary	Purchase	Yes	No	02/13/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
173000350	XXX	$XXX	PA	1/XX/2006	Primary	Refinance Rate/Term	Yes	No	02/13/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2006	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000333	XXX	$XXX	CA	1/XX/2006	Primary	Purchase	Yes	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $4,462.62.
																	EXCEPTION INFO: Under disclosure is due to payment stream. Original index value used by lender, according to the Closing Instructions, is 4.370%, which is lower than the lowest index value available in the look back period, which is 4.62940%.								Loan Review Complete
173000319	XXX	$XXX	OK	12/XX/2005	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000300	XXX	$XXX	MO	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000309	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000296	XXX	$XXX	NY	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000290	XXX	$XXX	NY	12/XX/2005	Primary	Purchase			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000297	XXX	$XXX	CA	12/XX/2005	Primary	UTD UTD	UTD	Yes	No	03/31/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000273	XXX	$XXX	NY	12/XX/2005	Primary	Refinance Rate/Term			Yes	No	03/31/2020	2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000274	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $50.04.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000308	XXX	$XXX	NV	12/XX/2005	Primary	Purchase			No	No	03/31/2020	1			1										Loan Review Complete
173000263	XXX	$XXX	IN	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	02/13/2020	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
173000303	XXX	$XXX	GA	12/XX/2005	Primary	Purchase	Yes	Yes	No	03/31/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000289	XXX	$XXX	MN	12/XX/2005	Primary	Purchase			No	No	02/13/2020	1			1										Loan Review Complete
173000282	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173000311	XXX	$XXX	CA	12/XX/2005	Primary	Purchase	Yes	No	02/28/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000286	XXX	$XXX	VA	11/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173000306	XXX	$XXX	NC	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000317	XXX	$XXX	GA	11/XX/2005	Primary	Purchase			Yes	No	03/31/2020	1			1										Loan Review Complete
173000252	XXX	$XXX	OH	11/XX/2005	Investment	Purchase	No	No	Yes	03/31/2020	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000312	XXX	$XXX	CA	11/XX/2005	Primary	Purchase	No	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000283	XXX	$XXX	AZ	11/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/31/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
173000257	XXX	$XXX	MD	11/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $335.19.
																	EXCEPTION INFO: TIL itemization did not include a Settlement fee of $295 or Courier fee of $80 in the prepaid amount financed but did include a Doc prep fee of $40.								Loan Review Complete
173000250	XXX	$XXX	VA	11/XX/2005	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.								Loan Review Complete
173000265	XXX	$XXX	FL	11/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $414.50.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000272	XXX	$XXX	TN	11/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000285	XXX	$XXX	FL	11/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,166.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000256	XXX	$XXX	IL	11/XX/2005	Primary	Purchase	No	Yes	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001535	XXX	$XXX	DE	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000278	XXX	$XXX	VA	11/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000241	XXX	$XXX	CA	11/XX/2005	UTD	UTD UTD	UTD	Yes	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000284	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	1			1										Loan Review Complete
173000307	XXX	$XXX	NV	11/XX/2005	Second Home	Purchase		No	No	No	03/31/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000255	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/13/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000331	XXX	$XXX	NJ	10/XX/2005	Primary	Purchase	Yes	Yes	03/31/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $622.58.
																	EXCEPTION INFO: TIL Itemization did not disclose $800.00 Closing Attorney Fee, $25.00 Wire Fee, $60.00 Courier Fee and $40.00 Notice of Settlement Fee as prepaid finance charges.								Loan Review Complete
173000318	XXX	$XXX	NC	10/XX/2005	Primary	Refinance Cash-out - Other	Tested	Yes	No	02/13/2020	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $67.13.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000233	XXX	$XXX	UT	10/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173000262	XXX	$XXX	CA	10/XX/2005	Investment	Purchase	No	No	03/31/2020	2	2	[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty: Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000248	XXX	$XXX	TX	10/XX/2005	Primary	Purchase			Yes	No	03/31/2020	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001534	XXX	$XXX	NV	10/XX/2005	Primary	Purchase			No	No	03/31/2020	1			1										Loan Review Complete
173000266	XXX	$XXX	FL	10/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000236	XXX	$XXX	CT	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000223	XXX	$XXX	OH	10/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	03/31/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000235	XXX	$XXX	FL	10/XX/2005	Investment	Refinance Cash-out - Debt Consolidation			No	No	03/31/2020	1			1										Loan Review Complete
173000242	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173000222	XXX	$XXX	AZ	9/XX/2005	Primary	Purchase	No	No	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000225	XXX	$XXX	OH	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	Yes	03/31/2020	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000249	XXX	$XXX	AR	9/XX/2005	Primary	Purchase			No	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000226	XXX	$XXX	MI	9/XX/2005	Primary	Refinance UTD	Yes	Yes	No	02/13/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000299	XXX	$XXX	NY	9/XX/2005	Primary	Purchase	Yes	Yes	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000218	XXX	$XXX	MI	9/XX/2005	Primary	Purchase			No	No	02/13/2020	1			1										Loan Review Complete
173000310	XXX	$XXX	WA	9/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000264	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000227	XXX	$XXX	AR	9/XX/2005	Primary	Purchase		No	No	No	02/13/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
173000253	XXX	$XXX	AZ	9/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.								Loan Review Complete
173000202	XXX	$XXX	NY	9/XX/2005	Primary	Purchase	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $917.67.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
173000216	XXX	$XXX	MI	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000200	XXX	$XXX	IL	8/XX/2005	Primary	Purchase	No	Yes	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000213	XXX	$XXX	IL	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	03/31/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173000203	XXX	$XXX	SC	8/XX/2005	Primary	Refinance UTD	Yes	Yes	Yes	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000298	XXX	$XXX	VA	8/XX/2005	Investment	UTD UTD	UTD	No	No	02/13/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000209	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000244	XXX	$XXX	NH	8/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000214	XXX	$XXX	CA	8/XX/2005	Primary	Purchase	No	No	No	03/31/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.30200% is overdisclosed from calculated APR of 6.00632% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,050.49.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the HUD.								Loan Review Complete
173000207	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000191	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $255.11.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000228	XXX	$XXX	CA	8/XX/2005	Primary	Purchase	No	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000229	XXX	$XXX	NC	8/XX/2005	Primary	Purchase	Yes	No	03/31/2020	2	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.00000% is underdisclosed from calculated APR of 6.73840% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $506.90.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Final Itemization of amount financed.								Loan Review Complete
173000188	XXX	$XXX	TX	8/XX/2005	Primary	Purchase	Yes	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $149.85.
																	EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed								Loan Review Complete
173000196	XXX	$XXX	FL	7/XX/2005	Primary	Purchase			No	No	02/13/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000192	XXX	$XXX	TN	7/XX/2005	Primary	Refinance Rate/Term	Yes	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $51.13.
																	EXCEPTION INFO: Itemization of charges at closing detailed from Closing Instruction document did not list the Courier fee of $60. This appears to be the source of the variance in the under disclosure of $51.13.								Loan Review Complete
173000224	XXX	$XXX	MN	7/XX/2005	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000178	XXX	$XXX	IL	7/XX/2005	Primary	Purchase	No	Yes	03/31/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.								Loan Review Complete
173000180	XXX	$XXX	MI	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/13/2020	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000187	XXX	$XXX	MD	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000206	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000208	XXX	$XXX	VA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000184	XXX	$XXX	FL	7/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.71600% is underdisclosed from calculated APR of 6.77603% outside of 0.125% tolerance.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,262.29.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000198	XXX	$XXX	KY	7/XX/2005	Primary	Refinance Cash-out - Other			Yes	Yes	03/31/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000210	XXX	$XXX	MN	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000186	XXX	$XXX	SD	7/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000179	XXX	$XXX	IN	7/XX/2005	Primary	Purchase	Yes	Yes	02/13/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $466.03.
																	EXCEPTION INFO: TIL Itemization did not disclose Admin Fee of $421.00 or Courier Fee of $45.00 as Prepaid Finance Charges.								Loan Review Complete
173000194	XXX	$XXX	GA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000162	XXX	$XXX	NY	7/XX/2005	Primary	Purchase	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000174	XXX	$XXX	IL	7/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000175	XXX	$XXX	GA	7/XX/2005	Primary	Purchase	Yes	No	02/13/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $151.78.
																	EXCEPTION INFO: TIL Itemization did not disclose a courier fee of $40 or miscellaneous title fees of $123 as prepaid finance charges.								Loan Review Complete
173000193	XXX	$XXX	RI	7/XX/2005	Primary	Purchase			No	No	02/13/2020	1			1										Loan Review Complete
173000211	XXX	$XXX	RI	7/XX/2005	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000181	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000164	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	02/28/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000158	XXX	$XXX	MI	6/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $206.47.
																	EXCEPTION INFO: The TIL itemization did not disclose an email fee of $10, courier fee of $15 or mortgage insurance fee of $181.13 as prepaid finance charges.								Loan Review Complete
173000201	XXX	$XXX	OH	6/XX/2005	Primary	Purchase	No	Yes	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000156	XXX	$XXX	MA	6/XX/2005	Primary	Purchase			Yes	Yes	02/13/2020	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173001530	XXX	$XXX	LA	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	1			1										Loan Review Complete
173000183	XXX	$XXX	AZ	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000159	XXX	$XXX	GA	6/XX/2005	Primary	Refinance Rate/Term	Yes	No	02/13/2020	2	2	[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $450.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000165	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Other	Tested	Yes	No	03/31/2020	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $7,495.31, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $244.13.
																	EXCEPTION INFO: TIL Itemization did not disclose Fees Collected – Purpose Not Disclosed of $246.42 as prepaid finance charges.								Loan Review Complete
173001531	XXX	$XXX	SC	6/XX/2005	Primary	Purchase	Yes	Yes	03/31/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $430.18.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.								Loan Review Complete
173000409	XXX	$XXX	FL	6/XX/2005	Primary	Purchase	No	No	02/28/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000212	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
173000182	XXX	$XXX	VA	6/XX/2005	Investment	Refinance Cash-out - Other			No	No	02/13/2020	1			1										Loan Review Complete
173000169	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $897.04.
																	EXCEPTION INFO: The TIL itemization did not disclose the settlement fee of $550, courier fee of $30, did indicate a prep fee of $200 and indicated prepaid interest in the amount of $258.48, while the HUD indicated $775.44 as prepaid finance charges.								Loan Review Complete
173000154	XXX	$XXX	VA	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	02/28/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
173000152	XXX	$XXX	MD	6/XX/2005	Primary	Refinance Rate/Term			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000185	XXX	$XXX	VA	6/XX/2005	Primary	Purchase			No	No	03/31/2020	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000141	XXX	$XXX	FL	5/XX/2005	Primary	Purchase			No	No	03/31/2020	2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
173000157	XXX	$XXX	NJ	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173000168	XXX	$XXX	MN	5/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000145	XXX	$XXX	ME	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	02/28/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000155	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	02/13/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000147	XXX	$XXX	CT	5/XX/2005	Primary	Purchase	Yes	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000161	XXX	$XXX	NY	5/XX/2005	Primary	Refinance UTD	Yes	Yes	No	03/31/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000240	XXX	$XXX	AZ	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/28/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000170	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000136	XXX	$XXX	MD	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173000190	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000148	XXX	$XXX	FL	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000133	XXX	$XXX	CO	5/XX/2005	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000153	XXX	$XXX	MI	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/28/2020	2	2	[3] Credit Documentation - Missing Document: Subordination Agreement not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $40.22.
																	EXCEPTION INFO: Subordination recording fee of $26 was not included in prepaid finance charges per TIL Itemization. Courier fee per final HUD is $30 and per TIL Itemization is $15.								Loan Review Complete
173000151	XXX	$XXX	FL	4/XX/2005	Primary	Purchase			No	No	03/31/2020	1			1										Loan Review Complete
173000137	XXX	$XXX	FL	4/XX/2005	Primary	Purchase	No	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000150	XXX	$XXX	VA	4/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.

																	[2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $10,506.00 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $6,592.00.								Loan Review Complete
173000132	XXX	$XXX	GA	4/XX/2005	Primary	Refinance Rate/Term	Yes	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000139	XXX	$XXX	IN	4/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	02/13/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000149	XXX	$XXX	AZ	4/XX/2005	Investment	Refinance Cash-out - Debt Consolidation			No	No	03/31/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000142	XXX	$XXX	MI	4/XX/2005	Primary	Refinance UTD	Yes	Yes	No	02/28/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000144	XXX	$XXX	DE	4/XX/2005	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $644.71.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.								Loan Review Complete
173000123	XXX	$XXX	FL	4/XX/2005	Primary	Purchase			No	No	02/13/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000134	XXX	$XXX	FL	4/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000177	XXX	$XXX	CT	4/XX/2005	Primary	Refinance Rate/Term			Yes	No	02/13/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000131	XXX	$XXX	MI	4/XX/2005	UTD	Refinance UTD	Yes	Yes	No	02/28/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000160	XXX	$XXX	FL	4/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000135	XXX	$XXX	CA	4/XX/2005	UTD	Refinance UTD	Yes	Yes	No	02/13/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000130	XXX	$XXX	CA	4/XX/2005	Primary	Purchase	No	No	No	02/13/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000140	XXX	$XXX	IN	4/XX/2005	Primary	Refinance Cash-out - Other			Yes	Yes	02/13/2020	1			1										Loan Review Complete
173000124	XXX	$XXX	MI	3/XX/2005	Primary	Purchase			No	No	02/28/2020	1			1										Loan Review Complete
173001529	XXX	$XXX	VA	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $270.03.
EXCEPTION INFO: The TIL itemization did not disclose a courier fee of $30, settlement fee of $225 or courier fee of $15 as prepaid finance charges.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000122	XXX	$XXX	MI	3/XX/2005	Primary	Purchase			No	No	02/13/2020	1			1										Loan Review Complete
173000115	XXX	$XXX	FL	3/XX/2005	UTD	Purchase	No	No	No	02/13/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000120	XXX	$XXX	FL	3/XX/2005	Primary	Purchase			No	No	03/31/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000126	XXX	$XXX	MD	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $201.02.
																	EXCEPTION INFO: TIL itemization did not disclose a Commitment Fee in the amount of $75, Courier Fee in the amount of $110, and a Wire Fee in the amount of $16 as prepaid finance charge								Loan Review Complete
173000118	XXX	$XXX	GA	3/XX/2005	Primary	Purchase	Yes	Yes	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000114	XXX	$XXX	IL	3/XX/2005	Primary	Purchase	Yes	Yes	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000171	XXX	$XXX	OH	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000146	XXX	$XXX	NY	3/XX/2005	Primary	Refinance UTD	Yes	Yes	No	02/13/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000121	XXX	$XXX	PA	3/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.46000% is underdisclosed from calculated APR of 5.28870% outside of 0.125% tolerance.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $68,288.82.
																	EXCEPTION INFO: Under disclosure appears to be due to the original index value used. Itemization not provided. Unable to verify the reason for the under disclosure due to missing itemization. Used lowest index available.								Loan Review Complete
173001527	XXX	$XXX	TX	3/XX/2005	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173000127	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	02/13/2020	1			1										Loan Review Complete
173000129	XXX	$XXX	NV	3/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $200.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000102	XXX	$XXX	FL	2/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000110	XXX	$XXX	TN	2/XX/2005	Primary	Purchase			No	No	02/13/2020	1			1										Loan Review Complete
173000105	XXX	$XXX	NJ	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	02/13/2020	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
173000113	XXX	$XXX	FL	2/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $427.82.
																	EXCEPTION INFO: TIL itemization did not disclose a Processing Fee in the amount of $495, Ware Housing Fee in the amount of $59 and Wire Fee of $35 as prepaid finance charges.								Loan Review Complete
173000098	XXX	$XXX	FL	2/XX/2005	Second Home	Purchase			No	No	02/28/2020	1			1										Loan Review Complete
173000112	XXX	$XXX	FL	2/XX/2005	Primary	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000143	XXX	$XXX	GA	1/XX/2005	Primary	Refinance Rate/Term			Yes	No	03/31/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000093	XXX	$XXX	FL	1/XX/2005	Primary	Purchase	No	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000107	XXX	$XXX	TX	1/XX/2005	Primary	Refinance Rate/Term	Yes	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000099	XXX	$XXX	CA	1/XX/2005	Primary	Purchase	Yes	No	03/31/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000095	XXX	$XXX	CA	1/XX/2005	UTD	UTD UTD	UTD	Yes	No	02/13/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000119	XXX	$XXX	GA	12/XX/2004	Primary	Purchase	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001526	XXX	$XXX	FL	12/XX/2004	Investment	Refinance Cash-out - Debt Consolidation			No	No	02/28/2020	1			1										Loan Review Complete
173000111	XXX	$XXX	IL	12/XX/2004	Primary	Purchase	No	Yes	02/13/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000101	XXX	$XXX	GA	12/XX/2004	Primary	Refinance Rate/Term	Yes	No	02/13/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173000100	XXX	$XXX	AZ	12/XX/2004	Primary	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000094	XXX	$XXX	NV	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/13/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $47.15.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000088	XXX	$XXX	GA	12/XX/2004	Primary	Purchase			Yes	No	02/13/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000083	XXX	$XXX	IL	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $45.65.
EXCEPTION INFO: TIL underdisclosure due to  Recording service fee $28.50 and credit report fee $20 not included as prepaid finance charges.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173000091	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/31/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000084	XXX	$XXX	FL	12/XX/2004	Primary	Purchase			No	No	03/31/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001525	XXX	$XXX	CT	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000090	XXX	$XXX	FL	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,495.61.
																	EXCEPTION INFO: Under disclosure is in the payments. Unable to determine index used by lender; however, the lowest index available for our look back period is 2.32%.								Loan Review Complete
173000075	XXX	$XXX	MI	11/XX/2004	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000080	XXX	$XXX	OH	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	02/28/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000092	XXX	$XXX	MN	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $146.71.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000082	XXX	$XXX	FL	11/XX/2004	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000077	XXX	$XXX	CA	11/XX/2004	Investment	Refinance Cash-out - Other			No	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000086	XXX	$XXX	NV	11/XX/2004	Primary	Refinance Cash-out - Other			Yes	No	02/20/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000063	XXX	$XXX	MN	10/XX/2004	Primary	Purchase	No	No	02/20/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000079	XXX	$XXX	MI	10/XX/2004	Primary	Purchase			No	No	03/31/2020	1			1										Loan Review Complete
173000074	XXX	$XXX	TX	10/XX/2004	Primary	Purchase			Yes	No	02/28/2020	1			1										Loan Review Complete
173000076	XXX	$XXX	DE	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/20/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $420.11.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000073	XXX	$XXX	TN	10/XX/2004	Primary	Refinance Rate/Term			Yes	No	03/26/2020	1			1										Loan Review Complete
173000081	XXX	$XXX	MO	10/XX/2004	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $3,840.00 exceeds the state maximum of 2% of the prepaid balance ($2,560.00).  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $147.89.
																	EXCEPTION INFO: TIL itemization did not disclose Email/Doc fee $65, courier fee $50 and assignment fee $33 as prepaid finance charges.								Loan Review Complete
173000070	XXX	$XXX	RI	10/XX/2004	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
173000097	XXX	$XXX	FL	10/XX/2004	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000078	XXX	$XXX	GA	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/28/2020	1			1										Loan Review Complete
173000064	XXX	$XXX	MI	10/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $145.74.
																	EXCEPTION INFO: TIL itemization did not disclose a tax service fee of $72.00 as a prepaid finance charge.								Loan Review Complete
173000065	XXX	$XXX	CT	9/XX/2004	Primary	Purchase			Yes	No	02/20/2020	1			1										Loan Review Complete
173000056	XXX	$XXX	PA	9/XX/2004	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173000059	XXX	$XXX	WA	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000068	XXX	$XXX	NJ	9/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes	02/20/2020	2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
173000058	XXX	$XXX	VA	9/XX/2004	Primary	Purchase	No	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000069	XXX	$XXX	CO	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	02/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001524	XXX	$XXX	GA	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173000057	XXX	$XXX	IL	9/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	02/28/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000055	XXX	$XXX	LA	9/XX/2004	Investment	Refinance Cash-out - Other	No	No	No	03/31/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000054	XXX	$XXX	OH	9/XX/2004	Primary	Purchase			No	Yes	02/20/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173000050	XXX	$XXX	FL	8/XX/2004	Primary	Refinance Rate/Term	Yes	No	02/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000052	XXX	$XXX	HI	7/XX/2004	Second Home	Purchase			No	No	03/31/2020	1			1										Loan Review Complete
173000049	XXX	$XXX	MI	7/XX/2004	Investment	Purchase			No	No	02/20/2020	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
173000048	XXX	$XXX	GA	7/XX/2004	Primary	Purchase			Yes	No	02/28/2020	2			2		[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.								Loan Review Complete
173000047	XXX	$XXX	MN	7/XX/2004	Primary	Refinance Rate/Term			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173000044	XXX	$XXX	PA	7/XX/2004	Primary	Purchase			No	No	03/31/2020	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
173000032	XXX	$XXX	MA	6/XX/2004	Primary	Purchase			Yes	No	03/31/2020	1			1										Loan Review Complete
173000035	XXX	$XXX	HI	6/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000036	XXX	$XXX	CA	6/XX/2004	Primary	Purchase			No	No	03/31/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000026	XXX	$XXX	FL	6/XX/2004	Primary	Purchase			No	No	03/31/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000027	XXX	$XXX	CA	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	02/28/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $89.64.
																	EXCEPTION INFO: TIL Itemization did not disclose the prepaid interest of $181.69 and the courier fee of $39.50 as prepaid finance charges.								Loan Review Complete
173000025	XXX	$XXX	CA	5/XX/2004	Primary	Refinance Cash-out - Other			Yes	No	02/28/2020	1			1										Loan Review Complete
173000030	XXX	$XXX	IN	5/XX/2004	Primary	Purchase			No	No	02/20/2020	1			1										Loan Review Complete
173000029	XXX	$XXX	GA	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	1			1										Loan Review Complete
173001516	XXX	$XXX	DE	4/XX/2004	Primary	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $364.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000023	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000020	XXX	$XXX	NV	4/XX/2004	Primary	Purchase	No	No	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001515	XXX	$XXX	TN	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $45.81.
																	EXCEPTION INFO: TIL Itemization did not disclose the prepaid interest of $20.68 or the courier fee of $25 as prepaid finance charges.								Loan Review Complete
173000259	XXX	$XXX	MI	9/XX/2003	Primary	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $175.79.
																	EXCEPTION INFO: TIL itemization did not disclose a closing fee of $200 as prepaid finance charge.								Loan Review Complete
173001514	XXX	$XXX	OH	5/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	03/31/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $375.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000013	XXX	$XXX	FL	3/XX/2003	UTD	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000009	XXX	$XXX	SC	7/XX/2002	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000010	XXX	$XXX	MS	7/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $80.86.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000008	XXX	$XXX	PA	4/XX/2002	Primary	Purchase			No	No	03/31/2020	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
173000007	XXX	$XXX	NC	4/XX/2002	Primary	Purchase	Yes	Yes	No	03/31/2020	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
173000005	XXX	$XXX	FL	2/XX/2002	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	1			1										Loan Review Complete
173000003	XXX	$XXX	GA	9/XX/2001	UTD	Refinance UTD	Yes	Yes	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2001

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000851	XXX	$XXX	VA	4/XX/2007	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,077.56.
EXCEPTION INFO: Lenders Final TIL represents 180 monthly payments of MI. Whereas audited finance charge reflects 206 monthly payments of MI and a fall-off after approximately 78% LTV.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
173000381	XXX	$XXX	FL	4/XX/2006	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000295	XXX	$XXX	IN	12/XX/2005	Primary	Purchase			Yes	Yes	02/13/2020	1			1										Loan Review Complete
173000014	XXX	$XXX	CA	4/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	02/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003.								Loan Review Complete
173001508	XXX	$XXX	OH	11/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	03/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $710.01.
EXCEPTION INFO: Unable to determine under disclosure due to missing amortization schedule.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[1] Federal Compliance - (Trigger Exception) RESPA Affiliated Business Arrangement Disclosure in File. ABA Screen Applicable: Unable to determine if an Affiliated Business Arrangement exists due to missing information.								Loan Review Complete
173001507	XXX	$XXX	FL	10/XX/2013	Primary	Purchase	No	No	03/05/2020	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
173001506	XXX	$XXX	MS	9/XX/2013	Primary	Refinance Rate/Term			Yes	No	03/05/2020	2			2		[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
173001504	XXX	$XXX	KY	9/XX/2013	Investment	Refinance Rate/Term			No	Yes	02/28/2020	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
173001500	XXX	$XXX	AL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $451.42.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed								Loan Review Complete
173001503	XXX	$XXX	GA	7/XX/2013	Primary	Refinance Rate/Term			Yes	No	02/28/2020	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013									Loan Review Complete
173001502	XXX	$XXX	NV	7/XX/2013	Investment	Refinance Rate/Term			No	No	02/28/2020	1			1										Loan Review Complete
173001499	XXX	$XXX	MO	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
173001497	XXX	$XXX	MI	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $231.16.
																	EXCEPTION INFO: Itemization did not disclose the admin fee of $250 and origination fee of $75 as prepaid finance charges								Loan Review Complete
173001496	XXX	$XXX	FL	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
173001495	XXX	$XXX	FL	3/XX/2013	Investment	Refinance Rate/Term			No	No	02/28/2020	2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
173001494	XXX	$XXX	PA	3/XX/2013	Primary	Refinance UTD	Yes	Yes	No	02/28/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
173001493	XXX	$XXX	CA	2/XX/2013	Investment	Refinance Rate/Term			No	No	02/28/2020	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012									Loan Review Complete
173001491	XXX	$XXX	CA	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001492	XXX	$XXX	NY	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
173001489	XXX	$XXX	IL	1/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	02/28/2020	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
173001488	XXX	$XXX	PA	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001487	XXX	$XXX	KS	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $104.88.
EXCEPTION INFO: TIL itemization did not disclose a subordinate recording fee of $16 as a prepaid finance charge. Also TIL itemization over disclosed a premium price credit in the amount of $88.75 as a prepaid finance credit.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
173001486	XXX	$XXX	PA	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
173001482	XXX	$XXX	OK	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $414.19.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173001481	XXX	$XXX	MI	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.								Loan Review Complete
173001473	XXX	$XXX	FL	8/XX/2012	Investment	Refinance Rate/Term			No	No	02/28/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001479	XXX	$XXX	MN	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.								Loan Review Complete
173001475	XXX	$XXX	OR	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2012, prior to three (3) business days from transaction date of 08/XX/2012.								Loan Review Complete
173001476	XXX	$XXX	CA	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $57.10.
																	EXCEPTION INFO: TIL itemization shows prepaid interest is $152.00 however, HUD disclosed fee as $209.00 resulting in an under disclosed finance charge of $57.10.								Loan Review Complete
173001471	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
173001467	XXX	$XXX	MI	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
173001472	XXX	$XXX	VA	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
173001464	XXX	$XXX	MO	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
173001470	XXX	$XXX	MI	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
173001477	XXX	$XXX	MN	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $95.62.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL itemization.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2012, prior to three (3) business days from transaction date of 06/XX/2012.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.								Loan Review Complete
173001460	XXX	$XXX	CT	5/XX/2012	Primary	Refinance Rate/Term			Yes	No	02/28/2020	2			2		[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.								Loan Review Complete
173001456	XXX	$XXX	PA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $485.59.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.								Loan Review Complete
173001457	XXX	$XXX	CA	4/XX/2012	Primary	Refinance Cash-out - Other	Yes	Yes	No	02/28/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001453	XXX	$XXX	NC	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
173001454	XXX	$XXX	NY	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $365.27.
EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
173001452	XXX	$XXX	GA	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2012	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
173001458	XXX	$XXX	CA	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.								Loan Review Complete
173001450	XXX	$XXX	CA	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
173001449	XXX	$XXX	WA	12/XX/2011	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
173001446	XXX	$XXX	GA	9/XX/2011	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
173001443	XXX	$XXX	NJ	8/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	02/28/2020	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173001445	XXX	$XXX	IL	8/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	02/28/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
173001442	XXX	$XXX	NJ	6/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	02/28/2020	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $124.87.
																	EXCEPTION INFO: Itemization did not disclose the subordination agreement fee of $125 as prepaid finance charges								Loan Review Complete
173001440	XXX	$XXX	IL	6/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2011

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
173001439	XXX	$XXX	MO	6/XX/2011	Second Home	Refinance Rate/Term			No	No	02/28/2020	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2011									Loan Review Complete
173001436	XXX	$XXX	VA	4/XX/2011	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
173001435	XXX	$XXX	GA	4/XX/2011	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001432	XXX	$XXX	GA	3/XX/2011	Primary	Refinance Rate/Term			Yes	No	02/28/2020	2			2		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
173001430	XXX	$XXX	CA	1/XX/2011	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2011, prior to three (3) business days from transaction date of 01/XX/2020.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001429	XXX	$XXX	NH	11/XX/2010	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2010

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2010, prior to three (3) business days from transaction date of 11/XX/2010.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173001428	XXX	$XXX	AL	10/XX/2010	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001427	XXX	$XXX	CA	10/XX/2010	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001423	XXX	$XXX	NM	9/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	02/28/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $275.12.
																	EXCEPTION INFO: TIL Itemization indicates $275 lender underwriting fee, with HUD reflecting $556.95 origination fee (no underwriting fee noted); TIL Itemization reflects $6.96 MERS fee not reflected on HUD.								Loan Review Complete
173001419	XXX	$XXX	MS	8/XX/2010	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001417	XXX	$XXX	FL	7/XX/2010	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
173001415	XXX	$XXX	MD	5/XX/2010	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
173001413	XXX	$XXX	VA	5/XX/2010	Primary	Purchase	No	No	02/28/2020	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
173001410	XXX	$XXX	MA	5/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	02/28/2020	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable								Loan Review Complete
173001407	XXX	$XXX	VA	4/XX/2010	Primary	Refinance Rate/Term			Yes	No	02/28/2020	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2010									Loan Review Complete
173001408	XXX	$XXX	CT	4/XX/2010	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
173001398	XXX	$XXX	TN	2/XX/2010	Primary	Purchase	No	No	02/28/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001397	XXX	$XXX	MI	2/XX/2010	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2007	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173001400	XXX	$XXX	MO	2/XX/2010	Primary	Refinance Rate/Term			Yes	No	02/28/2020	1			1										Loan Review Complete
173001396	XXX	$XXX	NC	2/XX/2010	Primary	Refinance Cash-out - Other	Yes	No	02/28/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $48.25.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001399	XXX	$XXX	NC	1/XX/2010	Primary	Purchase	Yes	No	02/28/2020	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $550.13.
																	EXCEPTION INFO: Itemization of Amount Financed, included on the TIL, does not include the $550 Adjusted Origination charge in the Prepaid Finance Charges.								Loan Review Complete
173001402	XXX	$XXX	MA	1/XX/2010	Primary	Refinance Rate/Term			Yes	Yes	02/28/2020	2			2		[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
173001395	XXX	$XXX	MD	1/XX/2010	Primary	Refinance Rate/Term	Yes	No	02/28/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
173001392	XXX	$XXX	IL	11/XX/2009	Primary	Purchase			Yes	Yes	02/28/2020	1			1										Loan Review Complete
173001387	XXX	$XXX	FL	9/XX/2009	Primary	Refinance Rate/Term			Yes	No	02/20/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001390	XXX	$XXX	WA	9/XX/2009	Primary	Refinance Cash-out - Other	Yes	No	02/20/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
173001386	XXX	$XXX	OR	8/XX/2009	Primary	Refinance Rate/Term	Yes	No	02/20/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $102.84.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2009, prior to three (3) business days from transaction date of 09/XX/2009.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001383	XXX	$XXX	KY	8/XX/2009	Primary	Refinance Rate/Term			Yes	Yes	02/20/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2009	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001382	XXX	$XXX	VA	8/XX/2009	Primary	Refinance Rate/Term	Yes	No	02/20/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2009	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
173001388	XXX	$XXX	NY	8/XX/2009	Primary	Refinance Cash-out - Other	Yes	No	02/20/2020	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2009 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $220.19.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2009, prior to three (3) business days from transaction date of 08/XX/2009.								Loan Review Complete
173001389	XXX	$XXX	GA	7/XX/2009	Primary	Purchase			Yes	No	02/20/2020	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173001384	XXX	$XXX	CA	7/XX/2009	Primary	Refinance Rate/Term	Yes	No	02/20/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2009	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001380	XXX	$XXX	MO	7/XX/2009	Primary	Purchase	No	No	02/13/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001378	XXX	$XXX	CT	6/XX/2009	Primary	Refinance Cash-out - Other	Yes	No	02/28/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173001379	XXX	$XXX	WI	5/XX/2009	Primary	Refinance Rate/Term			Yes	No	02/20/2020	1			1										Loan Review Complete
173001377	XXX	$XXX	PA	5/XX/2009	Primary	Refinance Cash-out - Other			Yes	No	02/13/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173001372	XXX	$XXX	CA	4/XX/2009	Primary	Refinance Cash-out - Other			Yes	No	02/13/2020	1			1										Loan Review Complete
173001367	XXX	$XXX	GA	2/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/13/2020	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173001368	XXX	$XXX	SC	8/XX/2008	Primary	Construction-Permanent	Yes	Yes	Yes	02/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001348	XXX	$XXX	WA	8/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
173001364	XXX	$XXX	FL	11/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/13/2020	1			1										Loan Review Complete
173001346	XXX	$XXX	LA	8/XX/2008	Primary	Refinance Rate/Term	Yes	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001352	XXX	$XXX	NY	7/XX/2008	Investment	Purchase			No	No	03/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001362	XXX	$XXX	NJ	11/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	02/13/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001344	XXX	$XXX	MI	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/05/2020	2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
173001358	XXX	$XXX	MA	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	02/20/2020	2			2		[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.								Loan Review Complete
173000939	XXX	$XXX	LA	6/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001345	XXX	$XXX	TX	7/XX/2008	Second Home	Refinance Rate/Term			No	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001638	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 13.80000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001360	XXX	$XXX	CA	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173001621	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	No	03/26/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173001695	XXX	$XXX	NY	7/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/18/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
173001106	XXX	$XXX	AZ	6/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,092.50.
																	EXCEPTION INFO: Final TIL reflects 24 month rate buy-down however the buy-down agreement has not been provided.								Loan Review Complete
173001602	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173001694	XXX	$XXX	FL	6/XX/2008	Investment	Refinance Cash-out - Other	No	No	No	03/18/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001357	XXX	$XXX	IL	9/XX/2008	Primary	Refinance UTD	Yes	Yes	Yes	02/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001611	XXX	$XXX	TX	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $36.54.
																	EXCEPTION INFO: Unable to determine Fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001354	XXX	$XXX	NY	9/XX/2008	Primary	Purchase	Yes	No	02/13/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $555.03.
																	EXCEPTION INFO: TIL Itemization did not disclose a POA/Power of Attorney Fee of $230, A Recording Service Fee of $75, A Courier Fee of $50 and a Subordination Recording Fee of $200 as prepaid finance charges.								Loan Review Complete
173001619	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	No	03/26/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001341	XXX	$XXX	VA	6/XX/2008	Primary	Refinance Rate/Term	Yes	No	03/18/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
173001616	XXX	$XXX	GA	5/XX/2007	Primary	Purchase	Yes	Yes	No	03/31/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001350	XXX	$XXX	NJ	8/XX/2008	Second Home	Purchase			No	Yes	02/13/2020	2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173001620	XXX	$XXX	CO	5/XX/2007	Investment	Refinance Cash-out - Other	No	No	No	03/31/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000958	XXX	$XXX	MD	5/XX/2007	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173000919	XXX	$XXX	GA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
173001027	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001592	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001343	XXX	$XXX	IL	6/XX/2008	Primary	Purchase	Yes	Yes	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001359	XXX	$XXX	CA	8/XX/2008	Primary	Purchase			Yes	No	02/13/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001336	XXX	$XXX	MD	6/XX/2008	Primary	Refinance UTD	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000911	XXX	$XXX	VA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000922	XXX	$XXX	IN	5/XX/2007	Primary	Purchase			Yes	Yes	03/26/2020	1			1										Loan Review Complete
173000893	XXX	$XXX	TN	5/XX/2007	Primary	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173001335	XXX	$XXX	TN	5/XX/2008	Primary	Refinance Rate/Term	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000906	XXX	$XXX	WA	5/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001330	XXX	$XXX	AL	5/XX/2008	Primary	Purchase			No	No	03/18/2020	1			1										Loan Review Complete
173001328	XXX	$XXX	WA	5/XX/2008	Second Home	Purchase			No	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001337	XXX	$XXX	NY	5/XX/2008	Primary	Purchase	Yes	No	03/18/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001615	XXX	$XXX	KY	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	Yes	03/26/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.								Loan Review Complete
173000881	XXX	$XXX	UT	5/XX/2007	UTD	Purchase	Yes	Yes	Yes	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001591	XXX	$XXX	MI	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $6,162.75 exceeds the state maximum for first lien loans of 1% of the prepaid balance ($1,485.00).  Prepay language states prepay will not exceed maximum permitted by applicable law.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001693	XXX	$XXX	OR	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] State Compliance - Oregon Late Charge Percent Testing: Oregon Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001338	XXX	$XXX	NJ	5/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	03/18/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
173001334	XXX	$XXX	OR	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/18/2020	2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
173000878	XXX	$XXX	PA	5/XX/2007	Primary	Purchase	No	No	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001683	XXX	$XXX	KY	5/XX/2008	Primary	Purchase			Yes	Yes	03/18/2020	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
173001331	XXX	$XXX	FL	5/XX/2008	Primary	Refinance Rate/Term			Yes	No	03/18/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000873	XXX	$XXX	NJ	5/XX/2007	Primary	Purchase	Yes	Yes	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001327	XXX	$XXX	WI	5/XX/2008	Primary	Refinance Cash-out - Other			Yes	No	03/18/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173001326	XXX	$XXX	AL	5/XX/2008	Primary	Refinance Cash-out - Other			Yes	No	03/05/2020	1			1										Loan Review Complete
173001618	XXX	$XXX	NC	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2007

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001333	XXX	$XXX	NC	5/XX/2008	Primary	Refinance Rate/Term	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
173000894	XXX	$XXX	PA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	1			1										Loan Review Complete
173000959	XXX	$XXX	MD	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $8,697.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($2,427.91). Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000877	XXX	$XXX	MN	5/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000943	XXX	$XXX	AZ	5/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001617	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other		Yes	Yes	No	03/26/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173001329	XXX	$XXX	IL	4/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000946	XXX	$XXX	MA	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes	03/31/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001312	XXX	$XXX	HI	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000901	XXX	$XXX	MD	5/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001318	XXX	$XXX	WA	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000865	XXX	$XXX	CA	5/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000429	XXX	$XXX	GA	5/XX/2006	Primary	Purchase	Yes	No	03/31/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2006	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173001560	XXX	$XXX	TN	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.								Loan Review Complete
173001681	XXX	$XXX	SC	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/20/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001313	XXX	$XXX	CA	3/XX/2008	Primary	Purchase	Yes	No	03/18/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000898	XXX	$XXX	GA	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
173001311	XXX	$XXX	MD	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	03/20/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001585	XXX	$XXX	NC	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.								Loan Review Complete
173000951	XXX	$XXX	GA	5/XX/2007	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001690	XXX	$XXX	NJ	3/XX/2008	Primary	Purchase	Yes	Yes	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000855	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001691	XXX	$XXX	VA	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.

																	[2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $6,070.31 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $2,590.00.								Loan Review Complete
173000960	XXX	$XXX	MN	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Unable to test prepayment penalty due to missing information.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Compliant at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower not in required format.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Unable to test prepayment penalty due to missing information.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Compliant at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower not in required format.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000891	XXX	$XXX	MA	5/XX/2007	Primary	Purchase	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,841.08.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 180 months, however, the audited TIL indicates MI should drop off after 207 months.								Loan Review Complete
173001319	XXX	$XXX	FL	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173001302	XXX	$XXX	TN	3/XX/2008	Second Home	Purchase	No	No	03/20/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001614	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/26/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000392	XXX	$XXX	IA	5/XX/2006	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001295	XXX	$XXX	FL	3/XX/2008	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000413	XXX	$XXX	MD	5/XX/2006	Primary	Purchase			No	No	03/31/2020	2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
173000837	XXX	$XXX	CT	4/XX/2007	Primary	Purchase	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000831	XXX	$XXX	WI	4/XX/2007	Primary	Purchase	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000391	XXX	$XXX	FL	5/XX/2006	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000844	XXX	$XXX	MD	4/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,462.32.
																	EXCEPTION INFO: Final TIL reflects MI dropping off after 180 months; however, audit reflects MI dropping off after 204 months.								Loan Review Complete
173000900	XXX	$XXX	MD	4/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,006.70.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 180 months, however, the audited TIL indicates MI should drop off after 120 months.								Loan Review Complete
173001321	XXX	$XXX	MA	4/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm date borrower received.								Loan Review Complete
173000401	XXX	$XXX	OR	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	03/31/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173001579	XXX	$XXX	GA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/26/2020	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000836	XXX	$XXX	FL	4/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000417	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173001688	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000942	XXX	$XXX	ID	4/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,498.84.
																	EXCEPTION INFO: Lenders Final TIL represents 180 monthly payments of MI. Whereas audited finance charge reflects 210 monthly payments of MI and a fall-off after approximately 78% LTV.								Loan Review Complete
173000826	XXX	$XXX	MN	4/XX/2007	UTD	Purchase	No	No	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001687	XXX	$XXX	OH	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $4,409.49 exceeds the state maximum of 1% of the original balance ($1,002.25).

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000970	XXX	$XXX	VA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000880	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173001353	XXX	$XXX	PA	2/XX/2008	Primary	Refinance Rate/Term			Yes	No	03/18/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000449	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001332	XXX	$XXX	MD	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No	03/18/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000420	XXX	$XXX	IL	5/XX/2006	Primary	Purchase			No	Yes	03/31/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173000393	XXX	$XXX	CA	5/XX/2006	Primary	Purchase	Yes	No	03/31/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173000372	XXX	$XXX	IN	4/XX/2006	Primary	Purchase			Yes	Yes	03/26/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000404	XXX	$XXX	AL	4/XX/2006	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000405	XXX	$XXX	OH	10/XX/2005	Primary	Construction-Permanent	No	Yes	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000411	XXX	$XXX	AZ	4/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or initialed by borrower so cannot confirm that borrower received.								Loan Review Complete
173001292	XXX	$XXX	VA	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000972	XXX	$XXX	FL	4/XX/2007	Second Home	Purchase			No	No	03/31/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000380	XXX	$XXX	AZ	4/XX/2006	Primary	Purchase			No	No	03/31/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001303	XXX	$XXX	IL	2/XX/2008	Primary	Refinance UTD	Yes	Yes	Yes	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000889	XXX	$XXX	FL	4/XX/2007	Primary	Purchase	No	No	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000815	XXX	$XXX	CA	4/XX/2007	Investment	Refinance Rate/Term			No	No	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000820	XXX	$XXX	MI	4/XX/2007	Primary	Purchase	No	No	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001544	XXX	$XXX	IL	4/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay  allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($6,467.00].  Loan contracts for maximum calculated prepay of $8,083.75, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001286	XXX	$XXX	IA	2/XX/2008	Primary	Purchase			No	No	03/18/2020	1			1										Loan Review Complete
173001291	XXX	$XXX	MA	2/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	03/20/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $590.47.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000406	XXX	$XXX	PA	4/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001692	XXX	$XXX	TN	2/XX/2008	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
EXCEPTION INFO: The GFE in file does not reflect a date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000365	XXX	$XXX	AL	4/XX/2006	Primary	Purchase			No	No	03/31/2020	1			1										Loan Review Complete
173001273	XXX	$XXX	NV	2/XX/2008	Primary	Refinance Rate/Term			Yes	No	03/18/2020	1			1										Loan Review Complete
173000383	XXX	$XXX	NJ	4/XX/2006	Primary	Purchase			Yes	Yes	03/31/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000830	XXX	$XXX	PA	4/XX/2007	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001316	XXX	$XXX	NJ	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	03/18/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
																	dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000863	XXX	$XXX	FL	4/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001686	XXX	$XXX	WA	2/XX/2008	Primary	Refinance Rate/Term			Yes	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000838	XXX	$XXX	AL	4/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000823	XXX	$XXX	CA	4/XX/2007	Primary	Purchase	Yes	Yes	No	03/26/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000845	XXX	$XXX	CA	4/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000842	XXX	$XXX	NC	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $466.64.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000829	XXX	$XXX	GA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/26/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001577	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000840	XXX	$XXX	FL	3/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001677	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $87.69.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173001285	XXX	$XXX	NY	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/05/2020	1			1										Loan Review Complete
173000470	XXX	$XXX	IL	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000846	XXX	$XXX	MD	3/XX/2007	Primary	Purchase	No	No	No	03/26/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000879	XXX	$XXX	PA	3/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $243.32.
																	EXCEPTION INFO: TIL itemization did not disclose an abstract title search fee of $10, a courier fee of $30 and a closing protection letter fee of $35 as prepaid finance charges. Additionally under disclosure is due to the lender’s TIL reflecting the an Mi monthly premium of $.88 for payments 121 to 165, however based on the loan amount and appraised value the MI monthly premium for payments 121 to 165 would be $8.20.								Loan Review Complete
173000419	XXX	$XXX	IL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000867	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001272	XXX	$XXX	CT	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No	03/18/2020	1			1										Loan Review Complete
173000366	XXX	$XXX	MD	3/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000341	XXX	$XXX	IL	3/XX/2006	Primary	Purchase			Yes	Yes	03/31/2020	1			1										Loan Review Complete
173001281	XXX	$XXX	FL	1/XX/2008	Primary	Purchase	No	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000799	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.								Loan Review Complete
173000839	XXX	$XXX	AZ	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $70.01.
EXCEPTION INFO: TIL Itemization did not disclose a Tax Service Fee of $70 as a prepaid finance charge.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173001263	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000816	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000835	XXX	$XXX	TX	3/XX/2007	Primary	Refinance Rate/Term			Yes	No	03/26/2020	1			1										Loan Review Complete
173000832	XXX	$XXX	FL	3/XX/2007	Primary	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000841	XXX	$XXX	OH	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/26/2020	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000910	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000339	XXX	$XXX	FL	3/XX/2006	UTD	Refinance UTD	Yes	Yes	No	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000825	XXX	$XXX	FL	3/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000355	XXX	$XXX	NV	3/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000798	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/26/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000824	XXX	$XXX	OR	3/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Oregon Prepayment Penalty Loan Agreement: Oregon Prepayment Penalty: Loan agreement does not contain required prepayment penalty language specified in the statute.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001685	XXX	$XXX	NJ	1/XX/2008	Primary	Purchase	Yes	Yes	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000767	XXX	$XXX	CO	3/XX/2007	UTD	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000370	XXX	$XXX	AZ	3/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000329	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 02/XX/2006	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $169.28.
EXCEPTION INFO: TIL itemization did not disclose prepaid interest in the amount of $1371.24, but instead reflected as $1002.26 as a prepaid finance charge. In addition, TIL itemization disclosed an application fee of $50, whereas the Final HUD disclosed a credit in that amount.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.								Loan Review Complete
173001248	XXX	$XXX	IL	1/XX/2008	Primary	Purchase	No	Yes	03/18/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000817	XXX	$XXX	VA	3/XX/2007	Primary	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000834	XXX	$XXX	CA	3/XX/2007	Primary	Purchase	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,101.70.
																	EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting MI being in force for 180 months, however based on the loan amount and appraised value the MI would be in force for 206 months.								Loan Review Complete
173000782	XXX	$XXX	SC	3/XX/2007	Second Home	Refinance Cash-out - Other			No	Yes	03/26/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000750	XXX	$XXX	IL	3/XX/2007	Primary	Refinance Rate/Term			Yes	Yes	03/26/2020	1			1										Loan Review Complete
173001710	XXX	$XXX	VA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.								Loan Review Complete
173000418	XXX	$XXX	AZ	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000777	XXX	$XXX	MA	3/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001264	XXX	$XXX	IL	1/XX/2008	Primary	Purchase			No	Yes	03/18/2020	1			1										Loan Review Complete
173001268	XXX	$XXX	MA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/18/2020	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000818	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000328	XXX	$XXX	FL	2/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001294	XXX	$XXX	AZ	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.								Loan Review Complete
173000017	XXX	$XXX	GA	9/XX/2003	Primary	Purchase			Yes	No	03/31/2020	1			1										Loan Review Complete
173000741	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000916	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/26/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000753	XXX	$XXX	OR	3/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001582	XXX	$XXX	PA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	2			2		[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.								Loan Review Complete
173001240	XXX	$XXX	TX	12/XX/2007	Primary	Purchase	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001258	XXX	$XXX	NC	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001648	XXX	$XXX	WA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000948	XXX	$XXX	MO	3/XX/2007	Primary	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000752	XXX	$XXX	MI	3/XX/2007	Primary	Refinance Rate/Term			Yes	No	03/26/2020	2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
173001325	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001234	XXX	$XXX	IL	12/XX/2007	Primary	Refinance UTD	Yes	Yes	Yes	03/22/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001238	XXX	$XXX	PA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000321	XXX	$XXX	RI	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000971	XXX	$XXX	NJ	2/XX/2007	Primary	Purchase	Yes	Yes	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001265	XXX	$XXX	IL	12/XX/2007	Primary	Purchase	No	Yes	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000345	XXX	$XXX	IN	2/XX/2006	Primary	Purchase			Yes	Yes	03/26/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2006 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001228	XXX	$XXX	IL	12/XX/2007	UTD	Refinance UTD	Yes	Yes	Yes	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000727	XXX	$XXX	MD	2/XX/2007	Primary	Purchase	No	No	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000774	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/26/2020	1			1										Loan Review Complete
173000322	XXX	$XXX	GA	1/XX/2006	Primary	Purchase	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $455.56.
																	EXCEPTION INFO: TIL itemization did not disclose an Attorney Fee in the amount of $450 and Assignment Recording Fee in the amount of $9.00 as prepaid finance charges.								Loan Review Complete
173000316	XXX	$XXX	GA	1/XX/2006	Primary	Purchase	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001536	XXX	$XXX	PA	1/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000334	XXX	$XXX	FL	1/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000288	XXX	$XXX	MI	1/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
173001226	XXX	$XXX	CA	12/XX/2007	UTD	Refinance UTD	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000734	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Rate/Term			Yes	Yes	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000304	XXX	$XXX	GA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000732	XXX	$XXX	WY	2/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,092.53.
																	EXCEPTION INFO: Finance charges are under disclosed $1,092.63. Under disclosure is partly due to payment stream caused by MI calculation. Payment stream on Final TIL reflects 119 payments of $967.03, 1 payment of $885.52, 71 payments of $1235.48. Calculated payment stream reflects 120 payments of $976.03, then 71 payments of $1235.46. Remainder of payment stream on final TIL matches calculated. In addition, the following fees were not disclosed on the Itemization: Assignment Recording Fee $36.00, and Title Courier/Messenger Fee $25.00. The under disclosure validated by this analysis is $142.51. There is an employer credit reflected on the HUD in the amount of $2,304.00 which was not applied due to it not being itemized.								Loan Review Complete
173000781	XXX	$XXX	FL	2/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $436.97.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed								Loan Review Complete
173001574	XXX	$XXX	CA	2/XX/2007	Primary	Purchase	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000301	XXX	$XXX	CA	1/XX/2006	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000756	XXX	$XXX	FL	2/XX/2007	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001214	XXX	$XXX	GA	12/XX/2007	UTD	Refinance UTD	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000305	XXX	$XXX	OK	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173000743	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $37.83.
																	EXCEPTION INFO: TIL Itemization did not disclose the $37.50 wire fee as prepaid finance charges.								Loan Review Complete
173000356	XXX	$XXX	MA	12/XX/2005	Primary	Purchase	Yes	Yes	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000731	XXX	$XXX	TN	2/XX/2007	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001275	XXX	$XXX	MD	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001209	XXX	$XXX	CA	12/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/05/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000275	XXX	$XXX	AZ	12/XX/2005	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000797	XXX	$XXX	PA	2/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001222	XXX	$XXX	FL	11/XX/2007	Primary	Purchase			No	No	03/18/2020	1			1										Loan Review Complete
173000706	XXX	$XXX	GA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $49.81.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000754	XXX	$XXX	NY	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000686	XXX	$XXX	AZ	2/XX/2007	Investment	Refinance Rate/Term			No	No	03/26/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000271	XXX	$XXX	CA	12/XX/2005	Primary	Purchase			No	No	03/31/2020	2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.								Loan Review Complete
173000755	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000270	XXX	$XXX	NJ	12/XX/2005	Primary	Purchase			No	Yes	03/31/2020	1			1										Loan Review Complete
173000016	XXX	$XXX	PA	7/XX/2003	Primary	Purchase			No	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000730	XXX	$XXX	IN	2/XX/2007	Primary	Purchase	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001571	XXX	$XXX	PA	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/26/2020	1			1										Loan Review Complete
173000287	XXX	$XXX	MN	12/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000685	XXX	$XXX	NJ	1/XX/2007	Primary	Purchase			Yes	Yes	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001218	XXX	$XXX	OH	11/XX/2007	Primary	Purchase	No	No	Yes	03/18/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure at the time of closing.								Loan Review Complete
173000710	XXX	$XXX	DE	1/XX/2007	Primary	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000294	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Rate/Term			Yes	No	03/31/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000810	XXX	$XXX	MN	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001195	XXX	$XXX	TN	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/05/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000736	XXX	$XXX	NY	1/XX/2007	Primary	Purchase			Yes	No	03/26/2020	1			1										Loan Review Complete
173001208	XXX	$XXX	IN	11/XX/2007	Investment	Refinance Rate/Term			No	Yes	03/05/2020	1			1										Loan Review Complete
173001255	XXX	$XXX	VA	11/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000722	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Rate/Term			Yes	Yes	03/26/2020	1			1										Loan Review Complete
173000711	XXX	$XXX	MD	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/26/2020	1			1										Loan Review Complete
173000277	XXX	$XXX	VA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	1			1										Loan Review Complete
173000688	XXX	$XXX	PA	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000267	XXX	$XXX	NJ	12/XX/2005	Primary	Purchase	Yes	Yes	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001237	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Rate/Term			Yes	No	03/18/2020	1			1										Loan Review Complete
173001261	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173000692	XXX	$XXX	SC	1/XX/2007	Primary	Purchase	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
173000268	XXX	$XXX	CA	12/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000733	XXX	$XXX	FL	1/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001198	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Rate/Term			Yes	No	03/18/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000771	XXX	$XXX	NC	1/XX/2007	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000778	XXX	$XXX	FL	1/XX/2007	Primary	Purchase	No	No	03/26/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001703	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/18/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000254	XXX	$XXX	FL	11/XX/2005	Investment	Purchase		No	No	No	03/26/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
173000015	XXX	$XXX	WA	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	1			1										Loan Review Complete
173001200	XXX	$XXX	WA	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000697	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001569	XXX	$XXX	TN	1/XX/2007	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000663	XXX	$XXX	IL	1/XX/2007	Primary	Refinance UTD	Yes	Yes	Yes	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000812	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000247	XXX	$XXX	IL	11/XX/2005	Primary	Purchase	No	Yes	03/31/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173001182	XXX	$XXX	WI	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001709	XXX	$XXX	MD	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 6.00000%/$29.00 exceeds state maximum of 5% or $2, whichever is greater.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $5,396.28 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($1,506.46).  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000760	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000246	XXX	$XXX	MI	11/XX/2005	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000245	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000251	XXX	$XXX	CA	11/XX/2005	Primary	Purchase			Yes	No	03/26/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000325	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	03/31/2020	1			1										Loan Review Complete
173001674	XXX	$XXX	NM	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001201	XXX	$XXX	NC	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $89.82.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000258	XXX	$XXX	MD	11/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/31/2020	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173000676	XXX	$XXX	AZ	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001189	XXX	$XXX	VA	10/XX/2007	Second Home	Refinance Rate/Term	No	No	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001212	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,043.29.
EXCEPTION INFO: The $250.00 application fee was not included in the itemization. The prepaid interest on the itemization is -$321.32, actual amount is -578.37

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173000238	XXX	$XXX	FL	11/XX/2005	Primary	Purchase			No	No	03/31/2020	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
173000237	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173001239	XXX	$XXX	IL	10/XX/2007	Primary	Purchase	Yes	Yes	03/05/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173000720	XXX	$XXX	CA	1/XX/2007	Primary	Purchase	Yes	Yes	No	03/26/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001184	XXX	$XXX	PA	10/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001227	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Rate/Term			Yes	No	03/18/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000641	XXX	$XXX	FL	12/XX/2006	Primary	Purchase			No	No	03/26/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000337	XXX	$XXX	MD	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173000671	XXX	$XXX	PA	12/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000239	XXX	$XXX	CA	10/XX/2005	Primary	Purchase	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001708	XXX	$XXX	OR	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000642	XXX	$XXX	FL	12/XX/2006	Primary	Purchase	No	No	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000759	XXX	$XXX	GA	12/XX/2006	UTD	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001197	XXX	$XXX	CO	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000645	XXX	$XXX	CA	12/XX/2006	Primary	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000230	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $8,606.87, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000950	XXX	$XXX	IN	12/XX/2006	Investment	Purchase			No	Yes	03/26/2020	1			1										Loan Review Complete
173001186	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/05/2020	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173000232	XXX	$XXX	WA	10/XX/2005	Second Home	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000631	XXX	$XXX	MD	12/XX/2006	UTD	Purchase	No	No	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000669	XXX	$XXX	SC	12/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173001167	XXX	$XXX	WV	10/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000673	XXX	$XXX	AL	12/XX/2006	Primary	Refinance Rate/Term			Yes	No	03/26/2020	2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173000677	XXX	$XXX	CT	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
173001163	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/05/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000636	XXX	$XXX	WI	12/XX/2006	Primary	Refinance Rate/Term			Yes	No	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001702	XXX	$XXX	OH	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	03/26/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

[2] State Compliance - Ohio Prepayment Penalty Small Loan: Ohio Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than $75,000.00.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (OH) - prepayment charge not allowed for prepaids for loans under $75,000. Note states 6 months interest. Lender is
																	XXX								Loan Review Complete
173000664	XXX	$XXX	NY	12/XX/2006	Primary	Purchase			No	No	03/26/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000637	XXX	$XXX	CA	12/XX/2006	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000679	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000243	XXX	$XXX	VA	9/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000231	XXX	$XXX	SC	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/31/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $50.01.
																	EXCEPTION INFO: Unable to determine the details as the itemization of amounts financed is missing from the file.								Loan Review Complete
173000221	XXX	$XXX	VA	9/XX/2005	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001147	XXX	$XXX	WA	10/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $169.38.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000234	XXX	$XXX	NM	9/XX/2005	Second Home	Purchase	No	No	Yes	03/31/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000220	XXX	$XXX	DC	9/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower								Loan Review Complete
173000680	XXX	$XXX	NY	12/XX/2006	Primary	Refinance Rate/Term			Yes	No	03/26/2020	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173000628	XXX	$XXX	IL	12/XX/2006	Primary	Refinance UTD	Yes	Yes	Yes	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001175	XXX	$XXX	OH	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	03/05/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $250.12.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000674	XXX	$XXX	GA	12/XX/2006	Primary	Purchase	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000675	XXX	$XXX	NH	12/XX/2006	Primary	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000632	XXX	$XXX	GA	12/XX/2006	Investment	Refinance Cash-out - Other			No	No	03/26/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000281	XXX	$XXX	AZ	9/XX/2005	Primary	Purchase	No	No	No	03/31/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000648	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	03/31/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173000219	XXX	$XXX	PA	9/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000643	XXX	$XXX	CA	12/XX/2006	Primary	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000627	XXX	$XXX	VA	12/XX/2006	UTD	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000656	XXX	$XXX	SC	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
173000616	XXX	$XXX	VA	12/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	No	03/26/2020	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.								Loan Review Complete
173001707	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 6.00000%/$29.00 exceeds state maximum of 5% or $2, whichever is greater.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $48,037.50 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($1,341.05).

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $48.92.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed								Loan Review Complete
173000215	XXX	$XXX	MA	9/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $450.05.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of Amount Financed.								Loan Review Complete
173001188	XXX	$XXX	TX	9/XX/2007	Primary	Purchase			No	No	03/05/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173001162	XXX	$XXX	NJ	9/XX/2007	Primary	Purchase	Yes	Yes	03/05/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $959.63.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 118 months, however, the audited TIL indicates MI should drop off after 120 months.								Loan Review Complete
173000651	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $11,040.31, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000621	XXX	$XXX	FL	12/XX/2006	Primary	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001138	XXX	$XXX	NY	9/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.								Loan Review Complete
173000626	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	1			1										Loan Review Complete
173000668	XXX	$XXX	GA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	1			1										Loan Review Complete
173001153	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000589	XXX	$XXX	SC	11/XX/2006	Investment	Purchase			No	Yes	03/20/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001533	XXX	$XXX	FL	8/XX/2005	Investment	Purchase			No	No	03/31/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173001532	XXX	$XXX	FL	8/XX/2005	Investment	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000684	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001111	XXX	$XXX	NC	9/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001145	XXX	$XXX	GA	9/XX/2007	Second Home	Purchase			No	No	03/05/2020	1			1										Loan Review Complete
173000618	XXX	$XXX	CA	11/XX/2006	Primary	Purchase	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001706	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173000217	XXX	$XXX	AZ	8/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173000620	XXX	$XXX	AZ	11/XX/2006	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000682	XXX	$XXX	VA	11/XX/2006	Investment	Refinance Cash-out - Other			No	No	03/26/2020	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173001566	XXX	$XXX	PA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001136	XXX	$XXX	GA	9/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001154	XXX	$XXX	VA	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $217.50.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001156	XXX	$XXX	MA	9/XX/2007	Second Home	Refinance Cash-out - Other	No	Yes	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000689	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/26/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $62.64.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.								Loan Review Complete
173001097	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001149	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000619	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Loan Review Complete
173001254	XXX	$XXX	IL	9/XX/2007	Primary	Purchase	No	Yes	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $105.83.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
173000578	XXX	$XXX	CA	11/XX/2006	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001096	XXX	$XXX	IL	9/XX/2007	Primary	Refinance UTD	Yes	Yes	Yes	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000694	XXX	$XXX	PA	11/XX/2006	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000199	XXX	$XXX	VA	8/XX/2005	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2005	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000279	XXX	$XXX	FL	8/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

																	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.								Loan Review Complete
173000606	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001103	XXX	$XXX	MD	8/XX/2007	Primary	Purchase	No	No	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001193	XXX	$XXX	PA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000195	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	03/26/2020	1			1										Loan Review Complete
173001280	XXX	$XXX	MA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/20/2020	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000588	XXX	$XXX	OH	11/XX/2006	Primary	Refinance Rate/Term			Yes	Yes	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000280	XXX	$XXX	CA	7/XX/2005	Primary	Purchase	No	No	No	03/31/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001678	XXX	$XXX	NY	8/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,635.41.
																	EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting MI being in force for 141 months, however based on the loan amount and appraised value the MI would be in force for 166 months.								Loan Review Complete
173000591	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001139	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	Yes	Yes	No	03/18/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000598	XXX	$XXX	MI	11/XX/2006	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001105	XXX	$XXX	MD	8/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,541.59.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000197	XXX	$XXX	SC	7/XX/2005	Primary	Refinance Rate/Term			Yes	Yes	03/31/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000582	XXX	$XXX	MA	11/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	03/26/2020	2	2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000590	XXX	$XXX	MN	11/XX/2006	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001109	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001644	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No	03/18/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									Loan Review Complete
173001080	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000638	XXX	$XXX	AZ	11/XX/2006	Primary	Purchase	No	No	03/26/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $994.18.
																	EXCEPTION INFO: TIL reflects MI dropping off after 182 months, however, the audited TIL indicates MI should drop off after 120 months.								Loan Review Complete
173001513	XXX	$XXX	LA	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000564	XXX	$XXX	AL	10/XX/2006	Primary	Purchase	No	No	03/26/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2006

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173000176	XXX	$XXX	CA	7/XX/2005	Primary	Purchase			Yes	No	03/26/2020	1			1										Loan Review Complete
173001132	XXX	$XXX	DE	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173000167	XXX	$XXX	MD	6/XX/2005	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000596	XXX	$XXX	WI	10/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $124.87.
																	EXCEPTION INFO: Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173001639	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $882.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001643	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/18/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173000172	XXX	$XXX	FL	6/XX/2005	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2005 2 Family

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000173	XXX	$XXX	GA	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
173000557	XXX	$XXX	MD	10/XX/2006	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001640	XXX	$XXX	VA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.								Loan Review Complete
173000545	XXX	$XXX	IL	10/XX/2006	Primary	Purchase			No	Yes	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173001039	XXX	$XXX	VA	8/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,827.53.
																	EXCEPTION INFO: Final TIL reflects termination of PMI after 180 months. Calculated MI duration is 207 months.								Loan Review Complete
173001126	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No	03/05/2020	1			1										Loan Review Complete
173000572	XXX	$XXX	FL	10/XX/2006	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $197.68.
																	EXCEPTION INFO: TIL reflects MI dropping off after 180 months, however, the audited TIL indicates MI should drop off after 190 months.								Loan Review Complete
173001642	XXX	$XXX	TX	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/20/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000558	XXX	$XXX	VA	10/XX/2006	Primary	Purchase	No	No	No	03/26/2020	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.								Loan Review Complete
173001646	XXX	$XXX	WA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001081	XXX	$XXX	VA	8/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173001641	XXX	$XXX	NC	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/18/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000563	XXX	$XXX	AL	10/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,646.96.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 127 months, however, the audited TIL indicates MI should drop off after 180 months								Loan Review Complete
173000542	XXX	$XXX	MA	10/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.								Loan Review Complete
173000595	XXX	$XXX	MA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes	03/26/2020	2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
173000166	XXX	$XXX	FL	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000602	XXX	$XXX	NY	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $128.96.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000583	XXX	$XXX	CO	10/XX/2006	Primary	Refinance Rate/Term			Yes	No	03/26/2020	2			2		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173000600	XXX	$XXX	GA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001583	XXX	$XXX	OH	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $2,001.74 exceeds the state maximum of 1% of the original balance ($500.50).  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $66.09.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000540	XXX	$XXX	NV	10/XX/2006	Primary	Refinance Rate/Term			Yes	No	03/20/2020	1			1										Loan Review Complete
173000528	XXX	$XXX	NC	10/XX/2006	Primary	Purchase			Yes	No	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001037	XXX	$XXX	KY	8/XX/2007	Primary	Purchase			Yes	Yes	02/28/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001633	XXX	$XXX	FL	7/XX/2007	Primary	Purchase	No	No	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001115	XXX	$XXX	OH	7/XX/2007	Primary	Purchase	No	Yes	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000579	XXX	$XXX	IL	10/XX/2006	Primary	Purchase			No	Yes	03/20/2020	1			1										Loan Review Complete
173000138	XXX	$XXX	OH	5/XX/2005	Primary	Purchase	No	Yes	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000653	XXX	$XXX	GA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001705	XXX	$XXX	LA	7/XX/2007	UTD	Refinance UTD	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.

[2] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of 3.78750%, 3.78750%, 3.78750%,   which exceeds the max allowable.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000584	XXX	$XXX	MO	10/XX/2006	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000189	XXX	$XXX	CA	5/XX/2005	Primary	Purchase			No	No	03/26/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000535	XXX	$XXX	NC	10/XX/2006	Second Home	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000580	XXX	$XXX	NC	10/XX/2006	Second Home	Refinance Cash-out - Other			No	No	03/26/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000536	XXX	$XXX	OR	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001035	XXX	$XXX	CA	7/XX/2007	Primary	Purchase			Yes	No	02/28/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001024	XXX	$XXX	CA	7/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No	03/05/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001130	XXX	$XXX	VA	7/XX/2007	Primary	Purchase			No	No	03/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000981	XXX	$XXX	FL	7/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000560	XXX	$XXX	NJ	9/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.								Loan Review Complete
173001217	XXX	$XXX	CA	10/XX/2004	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001553	XXX	$XXX	KS	9/XX/2006	Investment	Refinance Cash-out - Other			No	No	03/26/2020	1			1										Loan Review Complete
173000532	XXX	$XXX	TX	9/XX/2006	Second Home	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000544	XXX	$XXX	NY	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000515	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001108	XXX	$XXX	CA	7/XX/2007	Primary	Purchase	Yes	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000554	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/26/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173001634	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000530	XXX	$XXX	NY	9/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/26/2020	1			1										Loan Review Complete
173001025	XXX	$XXX	VA	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/05/2020	1			1										Loan Review Complete
173000551	XXX	$XXX	TX	9/XX/2006	Primary	Purchase			Yes	No	03/26/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001075	XXX	$XXX	WA	7/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000548	XXX	$XXX	WY	9/XX/2006	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001632	XXX	$XXX	AL	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001032	XXX	$XXX	MD	7/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $6,000.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($1,340.00).

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000510	XXX	$XXX	MA	9/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173001629	XXX	$XXX	PA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/18/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001636	XXX	$XXX	MO	7/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $5,544.00 exceeds the state maximum of 2% of the prepaid balance ($3,360.00). Prepay language states prepay will not exceed maximum permitted by applicable law.								Loan Review Complete
173001558	XXX	$XXX	GA	9/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000963	XXX	$XXX	NY	7/XX/2007	Primary	UTD UTD	UTD	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001157	XXX	$XXX	PA	7/XX/2007	Primary	UTD UTD	UTD	Yes	No	03/20/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000966	XXX	$XXX	GA	7/XX/2007	UTD	UTD UTD	UTD	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173000514	XXX	$XXX	AL	9/XX/2006	Primary	Purchase			No	No	03/26/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173001036	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Rate/Term			Yes	No	02/28/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000513	XXX	$XXX	FL	9/XX/2006	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000575	XXX	$XXX	MI	9/XX/2006	Primary	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000128	XXX	$XXX	WI	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,629.71.
EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173001631	XXX	$XXX	PA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000576	XXX	$XXX	WA	9/XX/2006	Primary	Refinance Cash-out - Other		Yes	Yes	No	03/26/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.								Loan Review Complete
173001045	XXX	$XXX	MN	7/XX/2007	Primary	Purchase	No	No	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000555	XXX	$XXX	WA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000117	XXX	$XXX	FL	3/XX/2005	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001042	XXX	$XXX	WA	7/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $185.27.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000517	XXX	$XXX	FL	9/XX/2006	Primary	Purchase	No	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $141.28.
																	EXCEPTION INFO: Finance charges under disclosed by $141.28 which exceeds the $100 tolerance for purchase transaction. The Lender's TIL reflects MI dropping off after 180 months, however, the audited TIL indicates MI should drop off after 196 months.								Loan Review Complete
173001070	XXX	$XXX	DE	7/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000525	XXX	$XXX	TX	9/XX/2006	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000617	XXX	$XXX	IL	9/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	03/26/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
173001627	XXX	$XXX	TX	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001630	XXX	$XXX	IL	7/XX/2007	Primary	Refinance Rate/Term		Yes	Yes	Yes	03/18/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001046	XXX	$XXX	VA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000529	XXX	$XXX	GA	9/XX/2006	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000521	XXX	$XXX	NJ	8/XX/2006	Primary	Purchase	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $938.31.
																	EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.								Loan Review Complete
173001022	XXX	$XXX	GA	7/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000506	XXX	$XXX	PA	8/XX/2006	Primary	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173001019	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes	03/05/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001033	XXX	$XXX	OR	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/05/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001622	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
173000109	XXX	$XXX	GA	2/XX/2005	Primary	Purchase			Yes	No	03/26/2020	2			2		[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.								Loan Review Complete
173001635	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	03/18/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000125	XXX	$XXX	MI	2/XX/2005	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000104	XXX	$XXX	FL	2/XX/2005	Primary	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000103	XXX	$XXX	CA	2/XX/2005	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000552	XXX	$XXX	MD	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000006	XXX	$XXX	ME	2/XX/2002	Primary	Purchase			No	No	03/31/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001034	XXX	$XXX	CA	7/XX/2007	Primary	Purchase	Yes	No	02/28/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001054	XXX	$XXX	NC	7/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000496	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001548	XXX	$XXX	HI	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/31/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.								Loan Review Complete
173000096	XXX	$XXX	MO	1/XX/2005	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001610	XXX	$XXX	PA	6/XX/2007	Primary	Purchase	No	No	03/20/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.								Loan Review Complete
173000485	XXX	$XXX	WI	8/XX/2006	Primary	Purchase	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000106	XXX	$XXX	GA	1/XX/2005	Primary	Purchase			Yes	No	03/31/2020	1			1										Loan Review Complete
173001010	XXX	$XXX	MD	6/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000108	XXX	$XXX	MD	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000004	XXX	$XXX	GA	12/XX/2001	Primary	Refinance Rate/Term			Yes	No	03/31/2020	2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000996	XXX	$XXX	NC	6/XX/2007	Primary	Purchase	Yes	No	03/05/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001559	XXX	$XXX	IN	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	03/26/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000494	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/26/2020	1			1										Loan Review Complete
173001711	XXX	$XXX	AZ	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,189.16.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 5.4588% Index available within the look-back period.								Loan Review Complete
173001018	XXX	$XXX	GA	6/XX/2007	Investment	Refinance Cash-out - Other			No	No	03/05/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001068	XXX	$XXX	NJ	6/XX/2007	Primary	Purchase	Yes	Yes	03/05/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173001612	XXX	$XXX	AR	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	03/05/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000567	XXX	$XXX	VA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	03/26/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $43.34.
																	EXCEPTION INFO: TIL itemization did not disclose a recording service fee of $46 as prepaid finance charge.								Loan Review Complete
173001628	XXX	$XXX	CO	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/20/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001523	XXX	$XXX	PA	12/XX/2004	Primary	Purchase			No	No	03/31/2020	1			1										Loan Review Complete
173000934	XXX	$XXX	CA	6/XX/2007	Primary	Purchase	Yes	No	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001626	XXX	$XXX	MN	6/XX/2007	Primary	Refinance UTD	Yes	Yes	No	03/20/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173000964	XXX	$XXX	OR	6/XX/2007	Primary	Purchase	No	No	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000468	XXX	$XXX	MD	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000116	XXX	$XXX	GA	12/XX/2004	Primary	Purchase			Yes	No	03/26/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001596	XXX	$XXX	VA	6/XX/2007	Primary	Purchase	No	No	03/18/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $208.91.
																	EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $375 as prepaid finance charge, however, it did include a settlement fee of $200								Loan Review Complete
173000472	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	03/20/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2006	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173000819	XXX	$XXX	GA	8/XX/2006	Second Home	Purchase	No	No	03/26/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,661.02.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173001521	XXX	$XXX	GA	12/XX/2004	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001604	XXX	$XXX	NC	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 4%.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $127.87.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173000089	XXX	$XXX	MA	12/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $126.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001561	XXX	$XXX	OH	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $4,012.80 exceeds the state maximum of 1% of the original balance ($1,140.00).

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001601	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 15.65000%.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001522	XXX	$XXX	NJ	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	03/31/2020	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
173000085	XXX	$XXX	FL	12/XX/2004	Primary	Refinance Rate/Term			Yes	No	03/26/2020	2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173001069	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000967	XXX	$XXX	CA	6/XX/2007	UTD	UTD UTD	UTD	Yes	No	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001704	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/18/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $49.76.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.								Loan Review Complete
173000452	XXX	$XXX	GA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000956	XXX	$XXX	TX	6/XX/2007	Primary	Purchase	Yes	No	03/05/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000466	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/20/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000985	XXX	$XXX	CA	6/XX/2007	Primary	Purchase			Yes	No	03/05/2020	1			1										Loan Review Complete
173000461	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000991	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000087	XXX	$XXX	PA	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2004

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $864.84.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173000464	XXX	$XXX	MA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/26/2020	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001613	XXX	$XXX	NC	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000527	XXX	$XXX	FL	7/XX/2006	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173000764	XXX	$XXX	AZ	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173000467	XXX	$XXX	CA	7/XX/2006	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001547	XXX	$XXX	WA	7/XX/2006	Primary	Purchase	No	No	No	03/26/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $677.08.
																	EXCEPTION INFO: Itemization did not disclose the prepaid interest fee of $677.20 as prepaid finance charges.								Loan Review Complete
173001606	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	03/18/2020	2	2	[2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001603	XXX	$XXX	CT	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/05/2020	2	2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000488	XXX	$XXX	CA	7/XX/2006	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000570	XXX	$XXX	IL	7/XX/2006	Primary	Purchase			No	Yes	03/20/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000459	XXX	$XXX	IN	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173000453	XXX	$XXX	MN	7/XX/2006	Primary	Refinance Rate/Term			Yes	No	03/20/2020	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173000905	XXX	$XXX	IL	6/XX/2007	Primary	Purchase	Yes	Yes	Yes	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000067	XXX	$XXX	PA	10/XX/2004	Primary	Purchase	No	No	03/26/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001317	XXX	$XXX	WI	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000915	XXX	$XXX	IL	6/XX/2007	Primary	UTD UTD	UTD	Yes	Yes	03/05/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000975	XXX	$XXX	UT	6/XX/2007	Primary	Purchase	Yes	Yes	03/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000944	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000998	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/05/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173001074	XXX	$XXX	NV	6/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000924	XXX	$XXX	CT	6/XX/2007	Investment	Refinance Cash-out - Other			No	No	03/05/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000062	XXX	$XXX	CA	10/XX/2004	Primary	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000060	XXX	$XXX	GA	10/XX/2004	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001545	XXX	$XXX	MD	6/XX/2006	Primary	Purchase			No	No	03/31/2020	1			1										Loan Review Complete
173001541	XXX	$XXX	NJ	6/XX/2006	Primary	Purchase	Yes	Yes	03/26/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173000987	XXX	$XXX	IL	6/XX/2007	Primary	UTD UTD	UTD	Yes	Yes	03/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000433	XXX	$XXX	NM	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	03/20/2020	2			2		[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
173000066	XXX	$XXX	CA	10/XX/2004	Primary	Refinance Rate/Term			Yes	No	03/31/2020	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173001539	XXX	$XXX	PA	6/XX/2006	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173000446	XXX	$XXX	ME	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Maine Prepay Penalty Testing: Maine Prepayment Penalty (Consumer Credit Code): A prepayment penalty is not permissible on an alternate mortgage loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000465	XXX	$XXX	MO	6/XX/2006	Second Home	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173001029	XXX	$XXX	AZ	6/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000071	XXX	$XXX	IL	9/XX/2004	Primary	Purchase			No	Yes	03/26/2020	1			1										Loan Review Complete
173001073	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	03/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001637	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	03/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000072	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $7,061.25, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001607	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.								Loan Review Complete
173000441	XXX	$XXX	FL	6/XX/2006	Primary	Purchase			No	No	03/26/2020	1			1										Loan Review Complete
173000458	XXX	$XXX	KS	6/XX/2006	Primary	Refinance Rate/Term			Yes	No	03/26/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173000974	XXX	$XXX	UT	6/XX/2007	Primary	Purchase	Yes	Yes	03/05/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000445	XXX	$XXX	AZ	6/XX/2006	Primary	Purchase			No	No	03/20/2020	1			1										Loan Review Complete
173000430	XXX	$XXX	CT	6/XX/2006	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $253.99.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.								Loan Review Complete
173000053	XXX	$XXX	CA	9/XX/2004	Primary	Purchase	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $4,621.13.
																	EXCEPTION INFO: TIL itemization did not disclose a broker fee of $4,950 as a prepaid charge.								Loan Review Complete
173000439	XXX	$XXX	PA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173000447	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/20/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173000061	XXX	$XXX	AZ	8/XX/2004	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000427	XXX	$XXX	NJ	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	03/26/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $547.51.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $12,094.14 and final HUD reflects $13,374.14.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2006								Loan Review Complete
173000045	XXX	$XXX	GA	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000428	XXX	$XXX	MA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	03/26/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001520	XXX	$XXX	TX	8/XX/2004	Primary	Purchase			Yes	No	03/31/2020	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000042	XXX	$XXX	NV	8/XX/2004	Primary	Purchase	No	No	03/26/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000051	XXX	$XXX	CO	8/XX/2004	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000038	XXX	$XXX	OH	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	03/31/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000037	XXX	$XXX	FL	7/XX/2004	Primary	Purchase	No	No	03/31/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000261	XXX	$XXX	MN	7/XX/2004	Primary	Purchase			No	No	03/31/2020	1			1	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000033	XXX	$XXX	FL	7/XX/2004	Primary	Purchase			No	No	03/26/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000039	XXX	$XXX	CA	7/XX/2004	Primary	Refinance UTD	Yes	Yes	No	03/26/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000034	XXX	$XXX	MI	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	03/26/2020	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173000046	XXX	$XXX	NY	7/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	03/26/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $208.96.
																	EXCEPTION INFO: TIL Itemization did not disclose a Pick Up fee of $200 as a prepaid finance charge.								Loan Review Complete
173000041	XXX	$XXX	NY	7/XX/2004	Primary	Purchase	No	No	03/26/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000040	XXX	$XXX	OR	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	03/31/2020	2			2	[3] Credit Documentation - Missing Document: Subordination Agreement not provided	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.								Loan Review Complete
173000031	XXX	$XXX	GA	7/XX/2004	Primary	Refinance Rate/Term	Yes	No	03/31/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001518	XXX	$XXX	IN	6/XX/2004	Investment	Refinance Cash-out - Debt Consolidation			No	No	03/31/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000028	XXX	$XXX	GA	6/XX/2004	Primary	Refinance Rate/Term	Yes	No	03/26/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173000260	XXX	$XXX	CA	6/XX/2004	Primary	Purchase	No	No	03/31/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173001519	XXX	$XXX	MS	5/XX/2004	Primary	Purchase	No	No	03/31/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2004	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000021	XXX	$XXX	GA	5/XX/2004	Primary	Purchase	Yes	No	03/26/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,616.59.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.149% per closing instruction, however the lowest index value available in the lookback period is 1.34% Loan is over disclosed in the fees due to seller paying all closing cost.								Loan Review Complete
173000024	XXX	$XXX	OH	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	03/31/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000022	XXX	$XXX	CA	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $6,838.73.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.149% per closing instruction, however the lowest index value available in the lookback period is 1.34%.								Loan Review Complete
173001517	XXX	$XXX	AR	5/XX/2004	Primary	Purchase	No	No	03/26/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000019	XXX	$XXX	FL	4/XX/2004	Primary	Purchase			No	No	03/31/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173000043	XXX	$XXX	NV	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	03/31/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173000801	XXX	$XXX	MD	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	03/27/2020	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001004	XXX	$XXX	FL	7/XX/2007	Primary	Purchase			No	No	03/27/2020	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
173001528	XXX	$XXX	GA	3/XX/2005	Primary	Purchase	Yes	No	03/27/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001199	XXX	$XXX	ME	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001682	XXX	$XXX	FL	6/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/14): 03.14.2019:  Received a copy of the final HUD-1, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/14): 03.14.2019:  Received a copy of the final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2019/XX/14): 03.14.2019: Received a copy of the final HUD-1, exception cleared.							Loan Review Complete
173000440	XXX	$XXX	AZ	5/XX/2006	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173000940	XXX	$XXX	AZ	6/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
173001262	XXX	$XXX	FL	12/XX/2007	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.	[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. REVIEWER - CLEARED COMMENT (2019/XX/15): Received Final TIL, exception cleared							Loan Review Complete
173000907	XXX	$XXX	ID	4/XX/2007	Primary	Purchase	No	No	03/27/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173000908	XXX	$XXX	GA	5/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
173001190	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/18/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2007	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173001134	XXX	$XXX	IL	9/XX/2007	Primary	Purchase	No	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001361	XXX	$XXX	IL	10/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2008.								Loan Review Complete
173001438	XXX	$XXX	MD	5/XX/2011	Second Home	Purchase	No	No	02/18/2020	2	2	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
173001411	XXX	$XXX	IL	5/XX/2010	Investment	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2010.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Loan Review Complete
173001409	XXX	$XXX	GA	4/XX/2010	Primary	Refinance Rate/Term	Yes	No	02/18/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
REVIEWER - CLEARED COMMENT (2019/XX/16): Subsequent AMC review was able to clear

[1] Credit Documentation - Missing Document: Credit Report not provided
REVIEWER - CLEARED COMMENT (2019/XX/16): Subsequent AMC review was able to clear

[1] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
REVIEWER - CLEARED COMMENT (2019/XX/16): Subsequent AMC review was able to clear

[1] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
REVIEWER - CLEARED COMMENT (2019/XX/16): Subsequent AMC review was able to clear

[1] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.
																		REVIEWER - CLEARED COMMENT (2019/XX/16): Subsequent AMC review was able to clear							Loan Review Complete
173001405	XXX	$XXX	IL	4/XX/2010	Primary	Refinance Cash-out - Other			Yes	Yes	02/18/2020	1			1										Loan Review Complete
173001403	XXX	$XXX	MD	3/XX/2010	Investment	Refinance Rate/Term			No	No	02/18/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001323	XXX	$XXX	FL	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/18/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001307	XXX	$XXX	FL	3/XX/2008	Primary	UTD UTD	UTD	Yes	No	02/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001699	XXX	$XXX	NJ	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes	02/18/2020	1			1										Loan Review Complete
173001174	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	02/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001116	XXX	$XXX	GA	8/XX/2007	Investment	Purchase		No	No	No	02/18/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
173001028	XXX	$XXX	MI	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001645	XXX	$XXX	NC	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	02/18/2020	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.								Loan Review Complete
173001623	XXX	$XXX	GA	6/XX/2007	Primary	Purchase	Yes	No	02/18/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001595	XXX	$XXX	CT	6/XX/2007	Primary	Purchase	Yes	No	02/18/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,716.22.
																	EXCEPTION INFO: TIL itemization did not disclose a credit report of $38, tax service fee of $90, Underwriting fee of $150, Admin fee of $200, flood cert fee of $26, closing fee of $525, attorney fee of $250, Wire fee of $35, Courier fee of $70, doc prep fee of $250, and a discount fee of $2,231 as prepaid finance charge.								Loan Review Complete
173000955	XXX	$XXX	CA	6/XX/2007	Primary	Refinance UTD	Yes	Yes	No	02/18/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001120	XXX	$XXX	AL	6/XX/2007	Investment	Purchase			No	No	02/18/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173001590	XXX	$XXX	WA	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	02/18/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000796	XXX	$XXX	FL	3/XX/2007	Second Home	Purchase	No	No	No	02/18/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001030	XXX	$XXX	CA	3/XX/2007	Primary	Purchase	Yes	No	02/18/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000914	XXX	$XXX	NV	3/XX/2007	Primary	Purchase			No	No	02/18/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000593	XXX	$XXX	WI	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/18/2020	1			1										Loan Review Complete
173001549	XXX	$XXX	IL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	02/18/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
173000455	XXX	$XXX	NC	7/XX/2006	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
173000269	XXX	$XXX	AL	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/18/2020	1			1										Loan Review Complete
173000276	XXX	$XXX	FL	12/XX/2005	Primary	Purchase	No	No	02/18/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173000205	XXX	$XXX	CA	9/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
173000011	XXX	$XXX	CO	7/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	02/18/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173000002	XXX	$XXX	OR	9/XX/2001	Investment	Refinance Cash-out - Other			No	No	02/18/2020	1			1										Loan Review Complete
173000001	XXX	$XXX	IL	9/XX/2001	Primary	Refinance Cash-out - Other			Yes	Yes	03/27/2020	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173000000	XXX	$XXX	PA	6/XX/1993	Primary	Refinance UTD	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1993 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1992.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002367	XXX	$XXX	TX	9/XX/2001	UTD	Refinance Rate/Term	Yes	Yes	No	04/21/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[1] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: Loan file only contains the Security Instrument, PUD Rider and numerous post-closing documents.
REVIEWER - CLEARED COMMENT (2020/XX/16): Note provided.

[1] Application / Processing - Missing Document: Missing Lender's Initial 1003
REVIEWER - CLEARED COMMENT (2020/XX/16): Redundant.

[1] Closing / Title - Missing Document: Note - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2020/XX/16): Note provided.

[1] Closing / Title - TILA - Final TIL Missing
REVIEWER - CLEARED COMMENT (2020/XX/16): Redundant.

[1] Closing / Title - Missing Final HUD-1
REVIEWER - CLEARED COMMENT (2020/XX/16): Redundant.

[1] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.
REVIEWER - CLEARED COMMENT (2020/XX/16): Redundant.

[1] Closing / Title - Title: Evidence of title is missing
																		REVIEWER - CLEARED COMMENT (2020/XX/16): Redundant.							Loan Review Complete
173002393	XXX	$XXX	MA	6/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	05/21/2020	3	3	3	2	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Two appraisals are needed for securitization and were not provided.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for securitization and were not provided.

[3] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Per 1008 loan is manually approved and file is missing manual approval.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $63.88.
																	EXCEPTION INFO: The Lender Credit (for Interest Rate Chosen) overage of -$64.00 is excluded from testing.							FNMA RPL	Loan Review Complete
173002397	XXX	$XXX	SC	7/XX/2003	Primary	Refinance Rate/Term			Yes	No	05/21/2020	1			1										Loan Review Complete
173002398	XXX	$XXX	SC	10/XX/2001	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002384	XXX	$XXX	TX	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								Loan Review Complete
173002399	XXX	$XXX	OH	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form.

																	[1] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173002386	XXX	$XXX	MD	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1		[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.								Loan Review Complete
173002385	XXX	$XXX	MA	1/XX/2003	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,245.93.
																	EXCEPTION INFO: The reason for the underdisclosure is a payment variance of $1,375.93 caused by a miscalculation of the number of MI payments required. The lender disclosed 115 payments of MI, calculated payments is 127.								Loan Review Complete
173002382	XXX	$XXX	PA	8/XX/2004	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. EXCEPTION INFO: File does not contain either Preliminary or Final Title	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173002381	XXX	$XXX	IN	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $97.93.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173002380	XXX	$XXX	CA	12/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/21/2020	1			1										Loan Review Complete
173002379	XXX	$XXX	CT	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002378	XXX	$XXX	PA	12/XX/1998	Primary	Purchase			No	No	05/21/2020	1			1										Loan Review Complete
173002377	XXX	$XXX	VA	5/XX/1999	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002376	XXX	$XXX	TX	12/XX/1998	Primary	Purchase	No	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1998.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002328	XXX	$XXX	NY	10/XX/1998	Primary	Purchase	No	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1998.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002329	XXX	$XXX	OK	8/XX/1999	Primary	UTD UTD	UTD	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002330	XXX	$XXX	CA	10/XX/1994	Primary	Refinance Rate/Term	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1994.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $310.15.
EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing final TIL itemization

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173002327	XXX	$XXX	NY	11/XX/1998	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is  2% - note states  5%

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $622.89.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173002331	XXX	$XXX	OH	8/XX/1998	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002334	XXX	$XXX	TX	2/XX/2005	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002333	XXX	$XXX	OR	5/XX/2003	Primary	Purchase	No	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided								Loan Review Complete
173002335	XXX	$XXX	CA	2/XX/2002	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $202.12.
																	EXCEPTION INFO: TIL Itemization did not disclose the closing escrow fee of $268.75, or courier fee of $10 a Flood cert fee of $15, an assignment fee of $10, and overdisclosed interim interest by $131.69 as prepaid finance charges.								Loan Review Complete
173002336	XXX	$XXX	TN	9/XX/2005	Primary	Purchase			No	No	05/21/2020	1			1		[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided								Loan Review Complete
173002337	XXX	$XXX	FL	3/XX/2001	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2000.

[1] Application / Processing - Missing Document: Missing Final 1003

																	[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided								Loan Review Complete
173002338	XXX	$XXX	TX	8/XX/1999	Primary	Purchase	No	No	05/21/2020	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/1999.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002409	XXX	$XXX	FL	6/XX/2003	Primary	Construction-Permanent			No	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002410	XXX	$XXX	FL	12/XX/2006	Primary	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173002411	XXX	$XXX	TX	1/XX/2002	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $446.58.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided								Loan Review Complete
173002522	XXX	$XXX	CA	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,654.93.
																	EXCEPTION INFO: TIL itemization did not disclose a Flood Certification (Life of Loan) of $5, Loan Origination Fee of $1124, Settlement/Closing/Escrow Fee of $425, Tax Service Fee (Life of Loan) of $15, or Title Courier/Messenger Fee of $45 as prepaid finance charges.								Loan Review Complete
173002523	XXX	$XXX	FL	3/XX/2002	Primary	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.								Loan Review Complete
173002524	XXX	$XXX	UT	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																	EXCEPTION INFO: HUD incorrectly discloses the Disbursement date same as closing (signing) date. However the correct prepaid interest was collected.								Loan Review Complete
173002525	XXX	$XXX	VT	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002526	XXX	$XXX	NC	10/XX/2004	Primary	Purchase			Yes	No	05/21/2020	1			1										Loan Review Complete
173002527	XXX	$XXX	IL	3/XX/2007	Primary	Purchase			No	Yes	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002528	XXX	$XXX	TX	5/XX/2006	Primary	Purchase			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
173002529	XXX	$XXX	AZ	8/XX/2006	Primary	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
173002530	XXX	$XXX	FL	7/XX/2006	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002531	XXX	$XXX	FL	4/XX/2005	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002340	XXX	$XXX	FL	12/XX/2010	Primary	Purchase	No	No	05/21/2020	2	2	[2] Closing / Title - (Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
173002341	XXX	$XXX	CA	6/XX/2008	Primary	Purchase	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002342	XXX	$XXX	MA	12/XX/2007	Primary	Purchase			Yes	Yes	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173002343	XXX	$XXX	MD	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002344	XXX	$XXX	MA	7/XX/2006	Primary	Purchase			Yes	Yes	05/21/2020	1			1										Loan Review Complete
173002482	XXX	$XXX	FL	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002483	XXX	$XXX	ME	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002484	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173002485	XXX	$XXX	FL	1/XX/2004	Primary	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
173002486	XXX	$XXX	FL	5/XX/2003	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002487	XXX	$XXX	WA	1/XX/2002	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.								Loan Review Complete
173002488	XXX	$XXX	ME	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002489	XXX	$XXX	ME	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002490	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002491	XXX	$XXX	CO	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002353	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $267.30.
																	EXCEPTION INFO: TIl Itemization is under disclosed by $256.50 for the Recording Service fee.								Loan Review Complete
173002354	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Rate/Term			Yes	No	05/21/2020	1			1										Loan Review Complete
173002602	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Rate/Term			Yes	No	05/21/2020	1			1										Loan Review Complete
173002608	XXX	$XXX	NY	9/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	1			1										Loan Review Complete
173002609	XXX	$XXX	FL	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002613	XXX	$XXX	WI	11/XX/2001	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	1			1										Loan Review Complete
173002611	XXX	$XXX	FL	10/XX/2003	Primary	Refinance Rate/Term			Yes	No	05/21/2020	1			1										Loan Review Complete
173002637	XXX	$XXX	NJ	11/XX/2002	Primary	Refinance Rate/Term			Yes	No	05/21/2020	1			1										Loan Review Complete
173002624	XXX	$XXX	MA	7/XX/2006	Primary	Purchase			Yes	Yes	05/21/2020	1			1										Loan Review Complete
173002625	XXX	$XXX	FL	8/XX/2003	Primary	Purchase			No	No	05/21/2020	1			1										Loan Review Complete
173002628	XXX	$XXX	TX	12/XX/1998	Primary	Purchase			No	No	05/21/2020	1			1										Loan Review Complete
173002627	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	05/21/2020	1			1										Loan Review Complete
173002631	XXX	$XXX	NC	4/XX/2003	Primary	Purchase			Yes	No	05/21/2020	1			1										Loan Review Complete
173002648	XXX	$XXX	FL	7/XX/2004	Primary	Purchase			No	No	05/21/2020	1			1										Loan Review Complete
173002499	XXX	$XXX	FL	1/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	1			1										Loan Review Complete
173002506	XXX	$XXX	NJ	12/XX/2003	Primary	Refinance Rate/Term			Yes	Yes	05/21/2020	1			1										Loan Review Complete
173002508	XXX	$XXX	IL	6/XX/2003	Primary	Refinance Cash-out - Other			Yes	Yes	05/21/2020	1			1										Loan Review Complete
173002562	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002473	XXX	$XXX	FL	5/XX/2005	Investment	Refinance Cash-out - Debt Consolidation			No	No	05/21/2020	1			1										Loan Review Complete
173002577	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term			Yes	No	05/21/2020	1			1										Loan Review Complete
173002559	XXX	$XXX	NY	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002408	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173002407	XXX	$XXX	FL	4/XX/2007	Primary	Construction-Permanent			No	No	05/21/2020	1			1										Loan Review Complete
173002406	XXX	$XXX	FL	3/XX/2008	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
173002405	XXX	$XXX	CA	7/XX/2010	Primary	UTD UTD	UTD	Yes	No	03/16/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note

[1] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: File only contains Final Title.  Insufficient documents to complete compliance.
REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note

[1] Application / Processing - Missing Document: Missing Lender's Initial 1003
REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note

[1] Closing / Title - Missing Document: Note - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note

[1] Closing / Title - TILA - Final TIL Missing
REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note

[1] Closing / Title - Missing Final HUD-1
																		REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note							Loan Review Complete
173002586	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	03/16/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note

[1] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: File only contains Mortgage, Final Title and Final 1003.  Insufficient documents to complete compliance.
REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note

[1] Application / Processing - Missing Document: Missing Lender's Initial 1003
REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note

[1] Closing / Title - Missing Document: Note - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note

[1] Closing / Title - TILA - Final TIL Missing
REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note

[1] Closing / Title - Missing Final HUD-1
																		REVIEWER - CLEARED COMMENT (2020/XX/16): Received Note							Loan Review Complete
173002383	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173002585	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173002536	XXX	$XXX	TN	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002587	XXX	$XXX	FL	10/XX/2004	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
173002537	XXX	$XXX	TX	7/XX/2004	Investment	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.								Loan Review Complete
173002538	XXX	$XXX	MO	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002539	XXX	$XXX	OR	5/XX/2006	Investment	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
																	EXCEPTION INFO: The initial 1003 application reflects that borrower intends to occupy the subject premises while the final 1003 application reflects non-occupancy intention. Compliance testing completed using occupancy of Primary with no high cost impact.								Loan Review Complete
173002540	XXX	$XXX	CA	2/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002542	XXX	$XXX	MD	9/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002541	XXX	$XXX	FL	11/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002509	XXX	$XXX	FL	10/XX/2010	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173002510	XXX	$XXX	FL	3/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $184.87.
EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002511	XXX	$XXX	GA	8/XX/2001	UTD	Purchase	No	No	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002512	XXX	$XXX	CA	3/XX/2004	Investment	Refinance Cash-out - Other			No	No	05/21/2020	1			1										Loan Review Complete
173002513	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
173002515	XXX	$XXX	FL	6/XX/2005	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002514	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173002516	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 12/XX/2006.								Loan Review Complete
173002517	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[1] Application / Processing - Missing Document: Missing Final 1003
																	EXCEPTION INFO: Missing final signed 1003.								Loan Review Complete
173002412	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[1] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002413	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received								Loan Review Complete
173002414	XXX	$XXX	TX	8/XX/2006	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002417	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.42727% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $8,955.00 on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $705.00 or .42727%).

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
EXCEPTION INFO: Notary date not present, estimated consummation date used for testing purposes.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $65.01.
																	EXCEPTION INFO: unable to determine due to missing itemization of amount financed								Loan Review Complete
173002416	XXX	$XXX	NC	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002415	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
173002419	XXX	$XXX	FL	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

[1] Application / Processing - Missing Document: Missing Final 1003
																	EXCEPTION INFO: only initial 1003 is in file, missing the final 1003								Loan Review Complete
173002418	XXX	$XXX	FL	12/XX/2007	Primary	Purchase	No	No	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002421	XXX	$XXX	CA	8/XX/2008	Primary	Purchase		Yes	Yes	No	05/21/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008.								Loan Review Complete
173002423	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[1] Application / Processing - Missing Document: Missing Final 1003
																	EXCEPTION INFO: Final 1003 is missing								Loan Review Complete
173002420	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002422	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[1] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173002450	XXX	$XXX	FL	1/XX/2005	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173002451	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002345	XXX	$XXX	NC	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002347	XXX	$XXX	VA	12/XX/2004	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002346	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.02665% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2008). FNMA Finance Charge total $5,936.25 on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2008) (an overage of $1,011.25 or 1.02665%).

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002348	XXX	$XXX	TX	8/XX/2007	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173002349	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
173002350	XXX	$XXX	IL	10/XX/2004	Primary	Purchase	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
173002351	XXX	$XXX	NJ	10/XX/2010	Primary	Refinance Rate/Term			Yes	Yes	05/21/2020	1			1										Loan Review Complete
173002352	XXX	$XXX	CO	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002424	XXX	$XXX	NC	5/XX/2001	Primary	Purchase			Yes	No	05/21/2020	1			1										Loan Review Complete
173002425	XXX	$XXX	FL	11/XX/2002	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $121.93.
																	EXCEPTION INFO: TIL Itemization did not disclose Settlement Fee of $75 and Courier Fee of $40 as prepaid finance charges.								Loan Review Complete
173002426	XXX	$XXX	TX	7/XX/1993	Primary	Refinance Rate/Term	No	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173002427	XXX	$XXX	FL	1/XX/2003	Primary	Refinance Rate/Term			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
173002428	XXX	$XXX	CA	11/XX/2002	Primary	Refinance Rate/Term			Yes	No	05/21/2020	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.								Loan Review Complete
173002429	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173002430	XXX	$XXX	NY	3/XX/2004	Primary	Purchase			Yes	No	05/21/2020	1			1										Loan Review Complete
173002431	XXX	$XXX	OR	6/XX/2006	Primary	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
173002359	XXX	$XXX	AR	2/XX/2007	Primary	Purchase			No	No	05/21/2020	1			1		[1] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173002360	XXX	$XXX	FL	5/XX/2008	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	1			1										Loan Review Complete
173002361	XXX	$XXX	RI	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173002362	XXX	$XXX	MD	6/XX/1999	Primary	Purchase	No	No	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002363	XXX	$XXX	GA	1/XX/2009	Primary	UTD UTD	UTD	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002364	XXX	$XXX	NY	10/XX/2002	Primary	Purchase			Yes	No	05/21/2020	1			1										Loan Review Complete
173002365	XXX	$XXX	IA	6/XX/2005	Primary	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
173002366	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002368	XXX	$XXX	DE	2/XX/2007	Primary	Purchase	No	No	05/21/2020	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002369	XXX	$XXX	TX	1/XX/2004	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided								Loan Review Complete
173002370	XXX	$XXX	SC	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002388	XXX	$XXX	CA	4/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173002387	XXX	$XXX	TX	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
173002389	XXX	$XXX	IN	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173002391	XXX	$XXX	FL	12/XX/2002	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002390	XXX	$XXX	CT	3/XX/2007	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																	EXCEPTION INFO: Not signed by the borrower.								Loan Review Complete
173002639	XXX	$XXX	FL	8/XX/2003	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	1			1										Loan Review Complete
173002640	XXX	$XXX	GA	9/XX/1999	Primary	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1999.								Loan Review Complete
173002641	XXX	$XXX	NC	6/XX/2005	Primary	Purchase			Yes	No	05/21/2020	1			1										Loan Review Complete
173002642	XXX	$XXX	ME	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002643	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002433	XXX	$XXX	RI	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	05/21/2020	3	3	[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.

[3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.

[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.								Loan Review Complete
173002434	XXX	$XXX	VA	6/XX/2011	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $515.80.
																	EXCEPTION INFO: Under-disclosure is fee related. The Final TIL Itemization did not disclose the Origination Fee in the amount of $661.25 as prepaid finance charges.								Loan Review Complete
173002435	XXX	$XXX	NY	2/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002436	XXX	$XXX	MA	8/XX/2002	Primary	Purchase			Yes	No	05/21/2020	1			1										Loan Review Complete
173002651	XXX	$XXX	FL	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $264.86.
																	EXCEPTION INFO: TIL itemization did not disclose the $250 settlement fee as a prepaid finance charge.								Loan Review Complete
173002650	XXX	$XXX	TX	11/XX/1995	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/1995.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided								Loan Review Complete
173002652	XXX	$XXX	LA	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $605.45.
EXCEPTION INFO: Unable to verify due to missing information

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
173002653	XXX	$XXX	NJ	10/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173002654	XXX	$XXX	LA	4/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002655	XXX	$XXX	TX	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.								Loan Review Complete
173002656	XXX	$XXX	TX	4/XX/2011	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.								Loan Review Complete
173002657	XXX	$XXX	IN	12/XX/2003	Primary	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173002658	XXX	$XXX	NY	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002659	XXX	$XXX	FL	5/XX/2012	Investment	Refinance UTD		No	No	No	05/21/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2012 used as disbursement date for compliance testing.								Loan Review Complete
173002660	XXX	$XXX	IL	12/XX/1998	Primary	Purchase			No	Yes	05/21/2020	1			1										Loan Review Complete
173002662	XXX	$XXX	OR	9/XX/1998	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/1998.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.35500% is underdisclosed from calculated APR of 7.92807% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $8,422.67.
																	EXCEPTION INFO: The Lender's TIL reflects no MI; however, the audited TIL and first payment letter indicate MI paid by borrower should drop off after 120 months.The discrepancy appears to be document error: TIL is disclosed incorrectly with incorrect MI payment amount. Unable to determine fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
173002661	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
173002663	XXX	$XXX	FL	2/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002443	XXX	$XXX	FL	8/XX/2003	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173002444	XXX	$XXX	FL	4/XX/2003	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $105.97.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173002445	XXX	$XXX	HI	7/XX/2009	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002447	XXX	$XXX	TN	2/XX/2005	Primary	Purchase			No	No	05/21/2020	1			1										Loan Review Complete
173002446	XXX	$XXX	OH	12/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.88362% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $4,791.00 on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $1,311.00 or 1.88362%).

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002569	XXX	$XXX	LA	1/XX/2007	Investment	Purchase			No	No	05/21/2020	1			1		[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided								Loan Review Complete
173002570	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Rate/Term			Yes	No	05/21/2020	1			1										Loan Review Complete
173002571	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002572	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173002573	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173002574	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173002575	XXX	$XXX	TN	9/XX/2006	Primary	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
173002664	XXX	$XXX	FL	6/XX/2004	Primary	Purchase			No	No	05/21/2020	1			1										Loan Review Complete
173002665	XXX	$XXX	CA	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2005	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002666	XXX	$XXX	NJ	4/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	05/21/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002588	XXX	$XXX	WI	5/XX/2004	Investment	Purchase		No	No	No	05/21/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002556	XXX	$XXX	IN	6/XX/2006	Investment	Refinance Cash-out - Other	No	No	Yes	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002437	XXX	$XXX	TX	6/XX/2006	Primary	Purchase			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
173002442	XXX	$XXX	IA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty:  Prepayment penalty not permissible by state law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[1] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173002438	XXX	$XXX	MA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002439	XXX	$XXX	CA	6/XX/2007	Primary	Refinance UTD	Yes	Yes	No	05/21/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002440	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.								Loan Review Complete
173002441	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] State Compliance - California Prepayment Penalty ARM: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
173002455	XXX	$XXX	TX	10/XX/2009	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[1] Application / Processing - Missing Document: Missing Final 1003	[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. REVIEWER - CLEARED COMMENT (2019/XX/02): 03.14.2019: Received a copy of the final TIL, exception cleared.							Loan Review Complete
173002520	XXX	$XXX	FL	7/XX/2005	Primary	Purchase			No	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002395	XXX	$XXX	GA	8/XX/2003	Primary	Purchase	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002519	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002452	XXX	$XXX	IN	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173002518	XXX	$XXX	AR	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Loan Review Complete
173002521	XXX	$XXX	TX	9/XX/2005	Primary	Purchase			Yes	No	05/21/2020	1			1										Loan Review Complete
173002432	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

[1] Application / Processing - Missing Document: Missing Final 1003	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/02): Received Title Co. Closing Statement. Exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/02): Received Title Co. Closing Statement. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2019/XX/02): Received Title Co. Closing Statement. Exception cleared.							Loan Review Complete
173002543	XXX	$XXX	NC	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	1			1										Loan Review Complete
173002544	XXX	$XXX	SC	4/XX/2007	Primary	Purchase	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002392	XXX	$XXX	IN	11/XX/2007	Primary	Refinance Cash-out - Other		Yes	Yes	Yes	05/21/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
173002394	XXX	$XXX	WI	2/XX/2003	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	1			1										Loan Review Complete
173002453	XXX	$XXX	SC	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2004

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $57.54.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173002454	XXX	$XXX	NY	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002448	XXX	$XXX	ID	3/XX/2011	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002596	XXX	$XXX	TX	3/XX/2009	Primary	Refinance Rate/Term			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002672	XXX	$XXX	OK	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002534	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002460	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $451.07.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002548	XXX	$XXX	CO	2/XX/2007	Primary	Purchase			No	No	05/21/2020	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173002535	XXX	$XXX	MI	12/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
173002673	XXX	$XXX	MO	5/XX/2006	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002595	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002533	XXX	$XXX	OR	10/XX/2005	Investment	Purchase	No	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002674	XXX	$XXX	MI	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $49.52.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173002667	XXX	$XXX	PA	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $35.17.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[1] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173002675	XXX	$XXX	VA	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
173002594	XXX	$XXX	IL	10/XX/2004	Primary	Refinance Rate/Term			Yes	Yes	05/21/2020	1			1										Loan Review Complete
173002668	XXX	$XXX	OK	8/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002593	XXX	$XXX	AZ	2/XX/2004	Primary	Refinance Rate/Term			Yes	No	05/21/2020	1			1										Loan Review Complete
173002532	XXX	$XXX	MI	5/XX/2003	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

[1] Application / Processing - Missing Document: Missing Final 1003

																	[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided								Loan Review Complete
173002449	XXX	$XXX	RI	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002676	XXX	$XXX	MO	4/XX/2003	Primary	Refinance Rate/Term			Yes	No	05/21/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173002396	XXX	$XXX	OH	5/XX/1999	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1998.

[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
EXCEPTION INFO: PPP Expired. Prepayment charge per State of Ohio max prepayment is 1% - Note states 2%. Lender is Charter One Bank

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $400.36.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173002339	XXX	$XXX	WA	4/XX/2006	Primary	Purchase			No	No	05/21/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Miscellaneous Compliance - Initial TIL not provided								Loan Review Complete
173002371	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002372	XXX	$XXX	GA	6/XX/1999	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1999.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $43.60.
EXCEPTION INFO: TIL itemization did not disclose a Loan Guard fee of $50 as a prepaid finance charge

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/1999, prior to three (3) business days from transaction date of 06/XX/1999.

[1] Application / Processing - Missing Document: Missing Final 1003	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019/XX/01): Cleared with appraisal received

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019/XX/01): Cleared with appraisal received

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/01): Cleared with HUD received

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/01): Cleared with HUD received

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
REVIEWER - CLEARED COMMENT (2019/XX/01): Cleared with ROR received

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019/XX/01): Cleared with final TIL received

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019/XX/01): Cleared with documents received							Loan Review Complete
173002545	XXX	$XXX	NC	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002546	XXX	$XXX	MA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2007 which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.

[2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain standard legal language.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	[1] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
																		REVIEWER - CLEARED COMMENT (2016/XX/17): Subsequent review of loan file showed MA Borrower's Interest Analysis and Disclosure. Exception cleared.							Loan Review Complete
173002591	XXX	$XXX	NY	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - Initial TIL not provided

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002677	XXX	$XXX	CA	6/XX/2003	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	1			1										Loan Review Complete
173002592	XXX	$XXX	MO	5/XX/1999	Primary	Purchase	No	No	No	05/21/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002590	XXX	$XXX	MA	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/21/2020	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2005	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002481	XXX	$XXX	LA	7/XX/2007	Primary	UTD UTD	UTD	Yes	No	05/21/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002461	XXX	$XXX	MI	12/XX/2001	Primary	Purchase			No	No	05/21/2020	1			1	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided									Loan Review Complete
173002598	XXX	$XXX	GA	11/XX/1997	Primary	Purchase	No	No	05/21/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/1997.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002459	XXX	$XXX	SC	8/XX/2009	Primary	Purchase	Yes	Yes	05/21/2020	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2009 used as disbursement date for compliance testing.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
173002547	XXX	$XXX	MA	8/XX/2004	UTD	UTD UTD	UTD	Yes	No	05/21/2020	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002458	XXX	$XXX	CO	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002456	XXX	$XXX	OK	5/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	1			1										Loan Review Complete
173002466	XXX	$XXX	NJ	3/XX/2006	Primary	Purchase	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $544.46.
																	EXCEPTION INFO: TIL itemization did not disclose a Wire Fee of $25, a Courier Fee of $50 and a Copying, Fax and Postage Fee of $100 as prepaid finance charges.								Loan Review Complete
173002597	XXX	$XXX	FL	4/XX/2005	Investment	Refinance Cash-out - Other	No	No	05/21/2020	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002492	XXX	$XXX	CA	6/XX/2005	Primary	Refinance UTD	Yes	No	05/21/2020	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.

[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Miscellaneous Compliance - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: <empty>

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002465	XXX	$XXX	TX	5/XX/2006	Primary	Purchase			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002464	XXX	$XXX	TX	6/XX/2002	Primary	Purchase			Yes	No	05/21/2020	1			1										Loan Review Complete
173002462	XXX	$XXX	MA	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes	05/21/2020	2			2		[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.								Loan Review Complete
173002467	XXX	$XXX	CA	7/XX/2007	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002618	XXX	$XXX	TX	9/XX/1999	UTD	Purchase	No	No	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: The loan file did not contain a copy of the appraisal nor was there any document included which indicated the value used at origination.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
EXCEPTION INFO: The loan file does not contain a copy of the GFE from origination.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
EXCEPTION INFO: Due to missing loan application, approval or an AUS, the occupancy was not determined.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002457	XXX	$XXX	LA	12/XX/2007	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002493	XXX	$XXX	CA	1/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002616	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002468	XXX	$XXX	NC	4/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173002617	XXX	$XXX	NY	6/XX/2007	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002615	XXX	$XXX	IN	8/XX/2001	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001.								Loan Review Complete
173002463	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $7,189.50.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. The Note indicates the Index used was 6.00%. The closest Index available in our look-back period is 6.250%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002549	XXX	$XXX	IA	10/XX/2003	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002589	XXX	$XXX	NJ	5/XX/2001	Primary	UTD UTD	UTD	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002599	XXX	$XXX	MA	8/XX/2006	Primary	Refinance UTD	Yes	Yes	Yes	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002550	XXX	$XXX	CA	1/XX/2003	Primary	Refinance Rate/Term			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173002551	XXX	$XXX	TX	3/XX/2007	Primary	Purchase			Yes	No	05/21/2020	1			1		[1] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173002552	XXX	$XXX	NY	3/XX/2008	Primary	Refinance Rate/Term			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002553	XXX	$XXX	NJ	9/XX/2011	Primary	Purchase	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Maximum payment on GFE Inaccurate: RESPA (2010): Maximum payment on GFE does not match actual maximum payment.

[2] Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
173002554	XXX	$XXX	SC	4/XX/2011	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA (2010) -  Initial Escrow Account statement Inaccurate: RESPA (2010): Initial escrow account statement does not match charges on Final HUD-1.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	[1] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																		REVIEWER - CLEARED COMMENT (2016/XX/14): 1/XX/2016-Lender provided state disclosure, condition cleared.							Loan Review Complete
173002555	XXX	$XXX	NY	2/XX/2005	Primary	Purchase			No	No	05/21/2020	1			1										Loan Review Complete
173002557	XXX	$XXX	TN	10/XX/2005	Primary	Purchase	No	No	05/21/2020	2	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002558	XXX	$XXX	TX	11/XX/2005	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																	[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.								Loan Review Complete
173002560	XXX	$XXX	CO	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002469	XXX	$XXX	MA	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002470	XXX	$XXX	IL	6/XX/2003	Primary	Refinance Rate/Term			Yes	Yes	05/21/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173002471	XXX	$XXX	PA	1/XX/2003	Primary	Purchase			No	No	05/21/2020	1			1										Loan Review Complete
173002472	XXX	$XXX	MD	7/XX/2005	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $276.26.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization disclosure.								Loan Review Complete
173002678	XXX	$XXX	NY	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
173002680	XXX	$XXX	MI	3/XX/2006	Primary	UTD	No	05/21/2020	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: File only contains Note, Mortgage and Appraisal.  Insufficient documents to complete compliance.

[3] Closing / Title - Missing Final HUD-1

[3] Closing / Title - Title: Evidence of title is missing	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Closing / Title - TILA - Final TIL Missing

[1] Application / Processing - Missing Document: Missing Final 1003

																	[1] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete
173002679	XXX	$XXX	FL	5/XX/2005	Primary	Purchase			No	No	05/21/2020	1			1										Loan Review Complete
173002681	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	Yes	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 9/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 4/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002494	XXX	$XXX	LA	9/XX/2000	Primary	Purchase		No	No	No	05/21/2020	3			3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002400	XXX	$XXX	NY	3/XX/2003	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/XX/2003.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002401	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173002403	XXX	$XXX	NJ	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002373	XXX	$XXX	GA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: File does not contain either Preliminary or Final Title	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.

[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.

[2] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.

[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002402	XXX	$XXX	CA	1/XX/2008	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $20,819.12.
																	EXCEPTION INFO: Appears final TIL may be incorrect. Initial TIL shows figures that match calculated payment stream. Under disclosure appears valid.								Loan Review Complete
173002404	XXX	$XXX	NC	3/XX/2007	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002374	XXX	$XXX	CO	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002682	XXX	$XXX	AZ	12/XX/2008	Primary	Purchase			No	No	05/21/2020	1			1										Loan Review Complete
173002375	XXX	$XXX	OH	8/XX/2003	Primary	Refinance Rate/Term	Tested	Yes	Yes	05/21/2020	3	3	[3] General - Incomplete Document: HUD-1 Addendum is incomplete EXCEPTION INFO: HUD-1 addendum is not located in loan file	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002355	XXX	$XXX	FL	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002356	XXX	$XXX	PA	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173002357	XXX	$XXX	NC	1/XX/2002	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173002358	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Rate/Term			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002600	XXX	$XXX	MI	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[3] General - Incomplete Document: Note - Subject Lien is incomplete EXCEPTION INFO: Page 2 of 3 is missing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002601	XXX	$XXX	CA	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[1] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002603	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173002604	XXX	$XXX	CT	4/XX/2001	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002605	XXX	$XXX	FL	12/XX/2004	Primary	Refinance Cash-out - Other		Yes	Yes	No	05/21/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
173002606	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002607	XXX	$XXX	FL	8/XX/2003	Primary	Purchase	No	No	05/21/2020	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002612	XXX	$XXX	FL	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. EXCEPTION INFO: File does not contain either Preliminary or Final Title	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002610	XXX	$XXX	AK	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $55.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173002614	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002632	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Loan Review Complete
173002633	XXX	$XXX	CA	12/XX/2004	Primary	Purchase			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Loan Review Complete
173002634	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173002635	XXX	$XXX	FL	2/XX/2007	Primary	Refinance UTD	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002636	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.

																	[1] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173002638	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002619	XXX	$XXX	MA	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	05/21/2020	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Loan Review Complete
173002620	XXX	$XXX	NY	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $235.25.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
173002622	XXX	$XXX	NM	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $235.17.
																	EXCEPTION INFO: Unable to determine source of underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173002621	XXX	$XXX	CA	6/XX/2007	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.76318% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $9,163.45 on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $1,213.45 or .76318%).

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
173002623	XXX	$XXX	MA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	05/21/2020	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002626	XXX	$XXX	NY	11/XX/2003	Second Home	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002629	XXX	$XXX	OR	12/XX/1997	Primary	Purchase	No	No	05/21/2020	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1997.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002630	XXX	$XXX	ID	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided								Loan Review Complete
173002644	XXX	$XXX	NJ	5/XX/2007	Primary	Purchase	Yes	Yes	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
173002645	XXX	$XXX	WA	9/XX/2002	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[1] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided								Loan Review Complete
173002646	XXX	$XXX	IA	3/XX/2007	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002647	XXX	$XXX	FL	8/XX/2001	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/21/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2001 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002649	XXX	$XXX	FL	6/XX/2005	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
173002495	XXX	$XXX	FL	7/XX/2004	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,661.95.
EXCEPTION INFO: Under disclosure appears to be due to index.  The closing instructions indicate an index of 2.0690% was used.  The minimum index available in the look back period is 2.24880%.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002496	XXX	$XXX	FL	2/XX/2008	Primary	Purchase	No	No	05/21/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173002497	XXX	$XXX	AZ	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002498	XXX	$XXX	WA	2/XX/2003	Investment	Refinance Rate/Term		No	No	No	05/21/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
173002500	XXX	$XXX	NC	2/XX/2004	Primary	Purchase	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002477	XXX	$XXX	FL	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.								Loan Review Complete
173002476	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002576	XXX	$XXX	FL	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $316.63.
																	EXCEPTION INFO: TIL Itemization does not reflect settlement closing fee of $200, courier fees of $90, or wire fee of $35 as prepaid finance charges.								Loan Review Complete
173002480	XXX	$XXX	MA	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Loan Review Complete
173002479	XXX	$XXX	FL	1/XX/2008	Primary	Refinance UTD	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002475	XXX	$XXX	MA	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002478	XXX	$XXX	NY	12/XX/2000	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2000.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2000, prior to three (3) business days from transaction date of 12/XX/2000.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002474	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
173002578	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.57377% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $7,357.37 on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $757.37 or .57377%).

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002579	XXX	$XXX	VA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	05/21/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173002582	XXX	$XXX	PA	4/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																EXCEPTION INFO: it is signed on the closing date.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173002584	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.41000% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $5,410.00 on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $410.00 or .41000%).								Loan Review Complete
173002583	XXX	$XXX	MD	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $478.98.
																	EXCEPTION INFO: TIL itemization reflects $395 Admin fee and $462.15 interim interest in the prepaid finance charges. HUD reflects $1336.25 in prepaid finance charges.								Loan Review Complete
173002580	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
173002581	XXX	$XXX	FL	4/XX/2005	Primary	Refinance Cash-out - Home Improvement			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
173002332	XXX	$XXX	FL	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	05/21/2020	3	3	1	2	[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only EXCEPTION INFO: Income Documentation was not obtained.	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2014)

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2014 Changed Circumstance not provided for GFE dated 08/XX/2014 from GFE dated 06/XX/2014

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
EXCEPTION INFO: Disclosure was not provided.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $661.94.							FNMA	Loan Review Complete
173002503	XXX	$XXX	AL	3/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	05/21/2020	3	3	1	2	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided EXCEPTION INFO: Copy of subordinate lien Note was not provided.	[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
																	EXCEPTION INFO: E-sign agreement was not found.					Stated: No appraisal performed.		FNMA	Loan Review Complete
173002502	XXX	$XXX	WA	10/XX/1998	Primary	Purchase	UTD	No	03/16/2020	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: File only contains Mortgage. Compliance testing not completed.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided
SELLER - GENERAL COMMENT (2020/XX/17): Received trailing documents
REVIEWER - GENERAL COMMENT (2020/XX/17): Received a Lost Note Affidavit. Exception is for the missing Note. Unable to clear.

[3] Closing / Title - Missing Final HUD-1	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																	[2] Closing / Title - TILA - Final TIL Missing								Loan Review Complete
173002561	XXX	$XXX	FL	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. EXCEPTION INFO: File does not contain either Preliminary or Final Title	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: File contained only the Note and Mortgage; multiple missing documents.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
EXCEPTION INFO: File contained only the Note and Mortgage; multiple missing documents.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
EXCEPTION INFO: File contained only the Note and Mortgage; multiple missing documents.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
EXCEPTION INFO: File contained only the Note and Mortgage; multiple missing documents.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: File contained only the Note and Mortgage; multiple missing documents.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
EXCEPTION INFO: File contained only the Note and Mortgage; multiple missing documents.

[1] Application / Processing - Missing Document: Flood Certificate not provided

[1] Application / Processing - Missing Document: Missing Final 1003

																	[1] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete
173002505	XXX	$XXX	NV	2/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Loan Review Complete
173002504	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	05/21/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $39.04.
EXCEPTION INFO: TIL Itemization disclosed Closing fee as $265 while FHUD showed $200; and Prepaid interest on FHUD for $987.81 was reflected on the itemization as $883.83.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173002565	XXX	$XXX	FL	5/XX/2004	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $4,039.54.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173002564	XXX	$XXX	MA	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173002566	XXX	$XXX	VT	11/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002501	XXX	$XXX	CA	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $676.45.
EXCEPTION INFO: The TIL itemization did not disclose an assignment recording fee of $12, the closing/settlement fee of $614, a title courier fee of $30 and a wire/disbursement fee of $25 as a prepaid finance charges, causing an under disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173002563	XXX	$XXX	FL	10/XX/2001	Primary	Refinance Rate/Term	Yes	No	05/21/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002507	XXX	$XXX	DC	9/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002567	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
173002568	XXX	$XXX	CT	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[1] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
173002669	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Home Improvement			Yes	No	05/21/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
173002670	XXX	$XXX	GA	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	05/21/2020	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002671	XXX	$XXX	MD	10/XX/2011	Primary	Purchase	No	No	05/21/2020	2	2	[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents)

[3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
173001750	XXX	$XXX	NY	3/XX/2007	Primary	Purchase			No	No	08/19/2020	1			1										Loan Review Complete
173001751	XXX	$XXX			UTD	UTD UTD		UTD		UTD	09/17/2020	3			3	[3] Loan File - (Missing Doc) Incomplete loan images/file EXCEPTION INFO: File contains only post-clsoing documentation.									Loan Review Complete
173001755	XXX	$XXX	MO	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $12,342.61 exceeds the state maximum of 2% of the prepaid balance ($4,657.59).

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173001757	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No	08/19/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001758	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001759	XXX	$XXX	NY	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $50.04.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.								Loan Review Complete
173001761	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $39.80.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173001762	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $250.38.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001763	XXX	$XXX	CA	11/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	No	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).
EXCEPTION INFO: All of the Broker applications in the file are marked a Primary occupacny on page 1 but as will not occupy in the Declarations section.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001764	XXX	$XXX	VA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	08/19/2020	1			1										Loan Review Complete
173001766	XXX	$XXX	NY	10/XX/2007	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001767	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001768	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173001769	XXX	$XXX	WA	9/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
173001770	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $71.25.
																	EXCEPTION INFO: Under disclosed in fees and payments. Unable to determine under disclosure of fees due to missing itemization of amount financed. Under disclosure in payments is due to rounding down of payments.								Loan Review Complete
173001773	XXX	$XXX	CA	4/XX/2007	Primary	Purchase	Yes	No	08/19/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001775	XXX	$XXX	AZ	7/XX/2007	Investment	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.30145% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $26,507.26 on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $1,507.26 or .30145%).

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001780	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001782	XXX	$XXX	CA	1/XX/2005	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001783	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001787	XXX	$XXX	CA	8/XX/2004	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $315.15.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of prepaid finance charges.								Loan Review Complete
173001788	XXX	$XXX	OH	3/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	08/19/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173001794	XXX	$XXX	TN	7/XX/2003	Primary	Purchase	No	No	08/19/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.								Loan Review Complete
173001799	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	No	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $22,288.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001802	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001808	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $25,045.76, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001810	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $158.47.
																	EXCEPTION INFO: Payment stream was under disclosed by $6.71 which does not indicate the Index value was incorrect; fees were underdisclosed $151.76 but cannot determine from fees listed as prepaid finance charges what these fee(s) are without Itemization of Amount Financed.								Loan Review Complete
173001811	XXX	$XXX	PA	6/XX/2005	Primary	Purchase			No	No	08/19/2020	1			1										Loan Review Complete
173001813	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Limited Cash-out GSE	Yes	Yes	No	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.								Loan Review Complete
173001814	XXX	$XXX	NC	8/XX/1999	Primary	Purchase	No	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001816	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $376.82.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
173001819	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001821	XXX	$XXX	CA	12/XX/2005	Investment	Refinance Cash-out - Other			No	No	08/19/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001829	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $169.01.
																	EXCEPTION INFO: Unable to determine the under disclosure do the missing Itemization of Amount Financed.								Loan Review Complete
173001831	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)								Loan Review Complete
173001832	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $80.01.
																	EXCEPTION INFO: Unable to determine fee portion of under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173001837	XXX	$XXX	MI	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $5,100.00 exceeds the state maximum for first lien loans of 1% of the prepaid balance ($1,700.00).

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001840	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $498.11.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001842	XXX	$XXX	GA	1/XX/2007	Primary	Purchase	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001844	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001845	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $800.01.
EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting that the neg am terms recast to the fully amortized payment after 59 months, however based on the note terms and index value the actual recast occurs after 56 months.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173001846	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $112.58.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001851	XXX	$XXX	LA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001855	XXX	$XXX	OR	10/XX/2004	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $999.48.
																	EXCEPTION INFO: The Lender's TIL reflects recast after 24 months; however, the audited TIL indicates recast should occur after 36 months.								Loan Review Complete
173001860	XXX	$XXX	WA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.								Loan Review Complete
173001863	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $231.32.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.								Loan Review Complete
173001866	XXX	$XXX	VA	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001867	XXX	$XXX	NY	5/XX/2006	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001868	XXX	$XXX	AZ	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001880	XXX	$XXX	NY	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001881	XXX	$XXX	CA	5/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173001884	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $18,593.37, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,282.59.
																	EXCEPTION INFO: Under disclosure due to lower index, the lowest Index available within the look-back period is 1.96%.								Loan Review Complete
173001886	XXX	$XXX	GA	1/XX/2003	Primary	Purchase	No	No	Yes	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
BUYER - GENERAL COMMENT (2020/XX/01): Uploaded HUD1
REVIEWER - GENERAL COMMENT (2020/XX/01): Received 2 copies of page 1 and 1 copy of page two of the HUD-1 already provided. There is no borrower signature. Unable to clear.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001894	XXX	$XXX	PA	4/XX/2005	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.10009% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $6,878.93 on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $135.00 or .10009%).

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173001898	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.								Loan Review Complete
173001899	XXX	$XXX	CA	1/XX/1995	Primary	Refinance UTD	No	No	No	08/19/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1995 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001900	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173001903	XXX	$XXX	NC	5/XX/2006	Primary	Purchase	Yes	No	08/19/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001904	XXX	$XXX	WI	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.								Loan Review Complete
173001905	XXX	$XXX	CA	11/XX/2007	Primary	Refinance UTD	Yes	Yes	No	08/19/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001909	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	08/19/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
173001917	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001930	XXX	$XXX	PA	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.18824% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $3,721.04 on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $135.01 or .18824%).

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
BUYER - GENERAL COMMENT (2020/XX/01): Uploaded HUD1
REVIEWER - CLEARED COMMENT (2020/XX/02): Received HUD

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2020/XX/02): Received HUD. Exception replaced with version that  indicates fees were used in testing.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2020/XX/02): Received HUD							Loan Review Complete
173001937	XXX	$XXX	LA	11/XX/1995	UTD	UTD UTD	No	No	08/19/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1995 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.

[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.

[2] State Compliance - Louisiana Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001942	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $168.03.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001944	XXX	$XXX	CA	6/XX/2006	Primary	Purchase	Yes	No	08/19/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $290.35.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Finance Charges.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001945	XXX	$XXX	CA	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,598.85.
EXCEPTION INFO: The under disclosure is due to Lender disclosure TIL utilizing an index lower than available within look back. Lowest index within look back is 1.758%.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001946	XXX	$XXX	IL	4/XX/2007	Primary	UTD UTD	UTD	Yes	Yes	08/19/2020	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001949	XXX	$XXX	DE	5/XX/2005	Primary	Purchase			No	No	08/19/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001956	XXX	$XXX	NC	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001957	XXX	$XXX	MA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.								Loan Review Complete
173001972	XXX	$XXX	VA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173001987	XXX	$XXX	NC	10/XX/2004	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001993	XXX	$XXX	IN	2/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173001997	XXX	$XXX	VA	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173002001	XXX	$XXX	AZ	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002002	XXX	$XXX	MO	10/XX/2005	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $9,264.15 exceeds the state maximum of 2% of the prepaid balance ($3,705.66). Prepay language states prepay will not exceed maximum permitted by applicable law.								Loan Review Complete
173002003	XXX	$XXX	WV	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002004	XXX	$XXX	NJ	9/XX/2002	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)								Loan Review Complete
173002029	XXX	$XXX	CA	12/XX/1997	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173002035	XXX	$XXX	TN	1/XX/2008	Primary	Refinance Cash-out - Home Improvement	Yes	No	08/19/2020	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.								Loan Review Complete
173002046	XXX	$XXX	WV	9/XX/2001	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	08/19/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002058	XXX	$XXX	NC	12/XX/2004	Primary	Refinance Cash-out - Other		Yes	Yes	No	08/19/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
173002065	XXX	$XXX	AZ	3/XX/2007	Investment	Refinance Cash-out - Home Improvement	No	No	No	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
BUYER - GENERAL COMMENT (2020/XX/01): Uploaded HUD1
																REVIEWER - GENERAL COMMENT (2020/XX/01): HUD received does not appear to be complete. The bottom portion of each page is cutoff and page 2 does not list any of the loan originator's fees in section 800, no interim interest in 900, section 1300 is missing entirely. The title company's closing statement indicates a number of fees that aren't addressed on the partial document provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002066	XXX	$XXX	AZ	3/XX/2007	Investment	Construction-Permanent	No	No	No	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
BUYER - GENERAL COMMENT (2020/XX/01): Uploaded HUD1
																REVIEWER - GENERAL COMMENT (2020/XX/01): HUD received is marked final but appears to be incomplete and missing portions of the pages. Page 1 is missing all info below line 215 and page 2 is missing section 1300 entirely. Additionally, the closing statements previously provided show a number of fees charged by the lender and settlement agent, but there are no fees other than taxes in sections 800 and 900. No changes made as this HUD appears to be missing a number of fees.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002072	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	Yes	No	08/19/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
																	but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173002077	XXX	$XXX	IL	1/XX/2003	Primary	Purchase	Yes	Yes	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 15.25000%. Prepay language states prepay will not exceed maximum permitted by applicable law.								Loan Review Complete
173002096	XXX	$XXX	NM	7/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2002, prior to three (3) business days from transaction date of 07/XX/2002.								Loan Review Complete
173002097	XXX	$XXX	MS	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.								Loan Review Complete
173002104	XXX	$XXX	SD	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002106	XXX	$XXX	KY	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173002107	XXX	$XXX	AL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.								Loan Review Complete
173002116	XXX	$XXX	OK	10/XX/2004	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002121	XXX	$XXX	PA	9/XX/2006	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002122	XXX	$XXX	FL	8/XX/1998	Primary	Purchase			No	No	08/19/2020	1			1										Loan Review Complete
173002127	XXX	$XXX	NC	10/XX/2006	Primary	Purchase			Yes	No	08/19/2020	1			1										Loan Review Complete
173002147	XXX	$XXX	PA	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.09931% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $11,552.60 on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $225.00 or .09931%).

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
BUYER - GENERAL COMMENT (2020/XX/01): Uploaded HUD1
REVIEWER - CLEARED COMMENT (2020/XX/02): Received HUD

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2020/XX/02): Received HUD. Exception replaced with version that indicates fees were used in testing.							Loan Review Complete
173002155	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $595.62.
																	EXCEPTION INFO: Unable to to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173002158	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of .77500% is underdisclosed from calculated APR of 6.86041% outside of 0.125% tolerance.
EXCEPTION INFO: It appears a lower Index was used at origination than the 2.757% Index available within the look-back period.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $9,589.84.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 2.757% Index available within the look-back period.								Loan Review Complete
173002160	XXX	$XXX	PA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.26491% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $6,657.86 on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $335.01 or .26491%).

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.								Loan Review Complete
173002161	XXX	$XXX	AK	11/XX/2004	Investment	Refinance Rate/Term			No	No	08/19/2020	2			2		[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.22107% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $9,429.25 on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $399.25 or .22107%).								Loan Review Complete
173002162	XXX	$XXX	CO	10/XX/2009	Primary	Purchase			No	No	08/19/2020	2			2		[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.								Loan Review Complete
173002163	XXX	$XXX	ID	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173002165	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	08/19/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
173002169	XXX	$XXX	CA	5/XX/2006	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002178	XXX	$XXX	WA	3/XX/2003	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173002179	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $11,712.93, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
BUYER - GENERAL COMMENT (2020/XX/01): Uploaded HUD1
REVIEWER - CLEARED COMMENT (2020/XX/02): Received HUD.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2020/XX/02): Received HUD. Exception replaced with version that indicates fees were used in testing.							Loan Review Complete
173002180	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002185	XXX	$XXX	CA	1/XX/2007	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $132.36.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173002187	XXX	$XXX	MA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	[1] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
BUYER - GENERAL COMMENT (2020/XX/01): Uploaded HUD1
																		REVIEWER - CLEARED COMMENT (2020/XX/01): HUD provided.							Loan Review Complete
173002188	XXX	$XXX	MA	2/XX/2005	Primary	Purchase	Yes	Yes	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002191	XXX	$XXX	FL	3/XX/2006	Primary	Purchase			No	No	08/19/2020	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173002192	XXX	$XXX	OK	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.								Loan Review Complete
173002193	XXX	$XXX	MI	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.17346% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $6,710.47 on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $225.00 or .17346%).

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.								Loan Review Complete
173002201	XXX	$XXX	IN	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
BUYER - GENERAL COMMENT (2020/XX/01): Uploaded HUD1
REVIEWER - CLEARED COMMENT (2020/XX/02): Received HUD

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2020/XX/02): Received HUD. Exception replaced with version that indicates fees were used in testing.							Loan Review Complete
173002202	XXX	$XXX	NY	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.								Loan Review Complete
173002209	XXX	$XXX	NC	11/XX/2003	Primary	Purchase	Yes	No	08/19/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.								Loan Review Complete
173002213	XXX	$XXX	IL	10/XX/2001	Primary	Refinance Cash-out - Other			Yes	Yes	08/19/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002214	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002215	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $13,797.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.68100% is underdisclosed from calculated APR of 5.94171% outside of 0.125% tolerance.
EXCEPTION INFO: It appears a lower Index was used at origination than the 2.317% Index available within the look-back period.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $29,920.55.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 2.317% Index available within the look-back period.								Loan Review Complete
173002217	XXX	$XXX	NY	7/XX/2004	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $9,037.58.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173002218	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Limited Cash-out GSE	Yes	No	08/19/2020	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002219	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $17,730.19, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $51.66.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173002221	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002222	XXX	$XXX	CA	5/XX/2005	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $30,693.23, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002223	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $116.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173002224	XXX	$XXX	CA	11/XX/2004	Investment	Refinance Rate/Term	No	No	08/19/2020	2	2	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $29,811.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002225	XXX	$XXX	CA	11/XX/2005	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002236	XXX	$XXX	MI	10/XX/2002	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173002237	XXX	$XXX	MA	2/XX/2007	Primary	Purchase	Yes	Yes	08/19/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
																	but is not dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173002238	XXX	$XXX	FL	2/XX/2007	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.81984% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $14,375.00 on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $2,025.00 or .81984%).

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002239	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No	08/19/2020	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002240	XXX	$XXX	IN	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	08/19/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002241	XXX	$XXX	PA	5/XX/2007	Primary	Refinance UTD	Yes	Yes	No	08/19/2020	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173002242	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $10,290.00, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002298	XXX	$XXX	WA	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
173002301	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002319	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173002321	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002249	XXX	$XXX	CO	9/XX/2016	Primary	Refinance Rate/Term	Safe Harbor QM	Yes	No	08/17/2020	3	3	3	2	[3] Appraisal Documentation - Loan is to be securitized. Loan is seasoned and is missing an updated valuation.; Sec ID: 78: Note Date: 09/XX/2016; Lien Position: 1
EXCEPTION INFO: The file is missing a secondary appraisal as required per securitization

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: A secondary appraisal was not submitted for review.

[3] Credit Documentation - Missing Document: Credit Report not provided
EXCEPTION INFO: The file failed to contain a copy of the credit report

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: The file failed to include a copy of the final 1003/application	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
EXCEPTION INFO: The Colorado First Lien Disclosure, which is a state compliance document, was not provided.

[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2016)
EXCEPTION INFO: The file failed to contain evidence of delivery of the appraisal within 3 business days prior to closing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: The file failed to include a copy of the initial 1003/application

[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2016 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/XX/XX/2016)
EXCEPTION INFO: After review of the final CD, the correct calculated amount finaced is $906,317.02 vs disclosed total amount financed of $906,166.02.

[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2016). (Final/XX/XX/2016)
EXCEPTION INFO: After review of the final CD, the correct calculated finance charge is $578,884.57 vs disclosed total finance charge of $564,903.38. .

[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2016). (Final/XX/XX/2016)
																	EXCEPTION INFO: After review of the final CD, the correct calculated total payments of payment is $1,491,158.57 vs disclosed total payments of $1,477,026.38.								Loan Review Complete
173002252	XXX	$XXX	IL	7/XX/2016	Primary	Refinance Rate/Term	Non QM	Yes	Yes	08/17/2020	3	3	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying interest rate discrepancy.: Qualifying interest rate of 3.54340% does not match AUS qualifying interest rate of 3.25000%.
EXCEPTION INFO: AUS qualifying interest rate was only 3.25%; however, based on Index, qualifying interest rate should be  3.54340%.

[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
EXCEPTION INFO: Documents in the file submitted for review, reflect Designation of Safe Harbor QM.

[3] Appraisal Documentation - Loan is to be securitized. Loan is seasoned and is missing an updated valuation.; Sec ID: 78: Note Date:  07/XX/2016; Lien Position: 1

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Secondary required appraisal was missing from the file submitted for review

[3] Credit Documentation - Missing Document: Credit Report not provided
EXCEPTION INFO: The file submitted for review did not contain a copy of the credit report. Review and update of debts may result in additional Exceptions.

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: The file submitted for review did not contain a copy of the final 1003.

[3] Income Documentation - REO Documents are missing.: Address: XXX, XXX, IL, Address: XXX, XXX, OH, Address: XXX, XXX, IL Statement
HOA Verification, Insurance Verification, Statement, Tax Verification
Statement
EXCEPTION INFO: Letter of explanation in file states farm land is owned solely by non-borrower spouse, citing 1099 provided; however, 1099 or alternate doc not provided to support.  Property at XXX is reflected as a co-op; however, no documentation provided to confirm owned F&C. No documentation was provided for the condo at XXX; need evidence owned F&C or statement confirming payment amount and if escrows are included. If not, require evidence for the HOI premium, taxes and HOA payment. Additional Exceptions may arise after review of these missing documents.

[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX/S-Corp)
EXCEPTION INFO: The file submitted for review failed to include a current P&L and balance sheet.

[3] Federal Compliance - Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX/S-Corp)
																EXCEPTION INFO: The file failed to address the significant decline in income	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 EXCEPTION INFO: The file submitted for review did not contain a copy of the initial 1003.								Loan Review Complete
173002302	XXX	$XXX	CA	12/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	08/17/2020	3	1	3	1	[3] Appraisal Documentation - Loan is to be securitized. Loan is seasoned and is missing an updated valuation.; Sec ID: 78: Note Date: 12/XX/2017; Lien Position: 1
																EXCEPTION INFO: The loan only has one valuation when 2 are required.									Loan Review Complete
173002052	XXX	$XXX	SC	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001990	XXX	$XXX	TN	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173002062	XXX	$XXX	GA	2/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	3	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.26122% or Final Disclosure APR of 12.32000% is in excess of allowable threshold of APOR 4.48% + 1.5%, or 5.98000%.  Non-Compliant Higher Priced Mortgage Loan.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2010, prior to three (3) business days from transaction date of 02/XX/2010.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001969	XXX	$XXX	VT	7/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	3	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.

[3] State Compliance - Vermont Interest Act - Vermont High Rate, High Point Loan (Interest Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 11.98800% is in excess of allowable threshold of Declared Rate 4.8000% + 3%, or 7.80000, or Points on the loan of 2.91245% exceed the allowable threshold of 4%. Non-Compliant Loan.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2010 used as disbursement date for compliance testing.

[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.42683% or Final Disclosure APR of 12.46000% is in excess of allowable threshold of APOR 4.14% + 1.5%, or 5.64000%.  Non-Compliant Higher Priced Mortgage Loan.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2010, prior to three (3) business days from transaction date of 07/XX/2010.

																	[2] State Compliance - Vermont Interest Act - VT High Rate, High Point Disclosure Not Provided: Vermont Interest Act: Vermont Disclosure not provided to loan applicant.								Loan Review Complete
173002135	XXX	$XXX	NC	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
173002007	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.								Loan Review Complete
173001921	XXX	$XXX	WI	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay allowed per state is 60 days interest calculated on 80% of the original loan amount ($2474.03). Loan contracts for maximum calculated prepay of $3,092.53, which exceeds max allowable.								Loan Review Complete
173002049	XXX	$XXX	GA	7/XX/2003	Primary	UTD UTD	UTD	Yes	No	08/19/2020	3	3	[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Guideline Issue - Non-Borrower-Paid Cash/Credit is missing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002228	XXX	$XXX	PA	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2001, prior to three (3) business days from transaction date of 05/XX/2001.								Loan Review Complete
173002061	XXX	$XXX	IL	7/XX/2007	Primary	Refinance Rate/Term			Yes	Yes	08/19/2020	1			1	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
173002300	XXX	$XXX	IL	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $105.26.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001983	XXX	$XXX	NC	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	08/19/2020	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001891	XXX	$XXX	AL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $44.03.
																	EXCEPTION INFO: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.								Loan Review Complete
173002057	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.								Loan Review Complete
173001961	XXX	$XXX	MD	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,246.14.
																	EXCEPTION INFO: Unable to determine underdisclosure due to missing itemization of amount financed.								Loan Review Complete
173002095	XXX	$XXX	PA	7/XX/2007	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file is indicated to be final, expected funding date same as disbursement and/or note date but signature is not dated so cannot confirm when received by borrower.								Loan Review Complete
173001779	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002243	XXX	$XXX	TX	11/XX/2006	Primary	Purchase	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
173001915	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173002312	XXX	$XXX	CA	5/XX/2006	Investment	Refinance Cash-out - Other	No	No	08/19/2020	2	2	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($XXX). Loan contracts for maximum calculated prepay of $19,925.07, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002320	XXX	$XXX	CA	7/XX/2005	Primary	Purchase	No	No	No	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $19,353.05, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001890	XXX	$XXX	MI	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.								Loan Review Complete
173001948	XXX	$XXX	VT	12/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	3	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - Vermont Interest Act - Vermont High Rate, High Point Loan (Interest Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 10.63080% is in excess of allowable threshold of Declared Rate 6.0000% + 3%, or 9.00000, or Points on the loan of 2.91263% exceed the allowable threshold of 4%. Non-Compliant Loan.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2009 used as disbursement date for compliance testing.

[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.97209% or Final Disclosure APR of 11.00000% is in excess of allowable threshold of APOR 4.77% + 1.5%, or 6.27000%.  Non-Compliant Higher Priced Mortgage Loan.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2009, prior to three (3) business days from transaction date of 12/XX/2009.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - Vermont Interest Act - VT High Rate, High Point Disclosure Not Provided: Vermont Interest Act: Vermont Disclosure not provided to loan applicant.								Loan Review Complete
173001910	XXX	$XXX	WA	7/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $450.03.
																	EXCEPTION INFO: TIL itemization did not disclose a Closing fee of $375 and Courier fee of $75 as prepaid finance charges.								Loan Review Complete
173002323	XXX	$XXX	NY	7/XX/2005	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $800.16.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173002091	XXX	$XXX	AL	11/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	3	3	[3] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan: Borrower’s ability to repay not verified with reliable documentation.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.25050% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of APOR 4.93% + 1.5%, or 6.43000%. Non-Compliant Higher Priced Mortgage Loan.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002059	XXX	$XXX	LA	9/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2009 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2009, prior to three (3) business days from transaction date of 09/XX/2009.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002325	XXX	$XXX	MO	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	08/19/2020	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173001954	XXX	$XXX	RI	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	08/19/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001998	XXX	$XXX	TX	5/XX/2006	Primary	Purchase	Yes	No	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.10341% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $4,491.00 on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $91.00 or .10341%).

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001982	XXX	$XXX	OH	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	08/19/2020	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001913	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	No	08/19/2020	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002067	XXX	$XXX	IL	9/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	08/19/2020	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Neg Am Error: Maximum Balance % was not provided	[2] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.58328% or Final Disclosure APR of 4.59200% is in excess of allowable threshold of APOR 2.90% + 1.5%, or 4.40000%. Compliant Higher Priced Mortgage Loan.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Can Your Loan Balance Rise on Final HUD-1 Inaccurate (NegAm Loan): RESPA (2010): Final HUD-1 indicates that loan balance cannot rise on loan containing negative amortization.

[2] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Unable to determine if the Principal and Interest Payment on the Final TIL matches the Principal and Interest Payment on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Unable to determine if the Total Payment on the Final TIL matches the Total Payment on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Additional Amount Borrowed Inaccurate: Unable to determine if the Additional Amount Borrowed on the Final TIL matches the Additional Amount Borrowed on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA NegAm Disclosure - Additional Amount Date Inaccurate: Unable to determine if the Additional Amount Borrowed Date on the Final TIL matches the Additional Amount Borrowed Date on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Full Payment Option Inaccurate (NegAm): Unable to determine if the Fully Amortized Payment at the First Adjustment on the Final TIL matches the Fully Amortized Payment at the First Adjustment on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Maximum Interest Rate Inaccurate: Unable to determine if the First Adjustment Interest Rate on the Final TIL matches the First Adjustment Interest Rate on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Minimum Period Payment Inaccurate (NegAm): Unable to determine if the Minimum Payment at the First Adjustment on the Final TIL matches the Minimum Payment at the First Adjustment on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Start Date Inaccurate: Unable to test Introductory Date due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Full Payment Option Inaccurate (NegAm): Unable to determine if the Introductory Full Payment on the Final TIL matches the Introductory Full Payment on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Minimum Payment Option Inaccurate (NegAm): Unable to determine if the Introductory Minimum Payment on the Final TIL matches the Introductory Minimum Payment on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory NegAm Period Inaccurate: Unable to test Introductory Period due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Maximum Balance Period Inaccurate: Unable to determine if the Maximum Balance Period on the Final TIL matches the Maximum Balance Period on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA NegAm Disclosure - Maximum Interest Rate Inaccurate: Unable to determine if the Maximum Interest Rate on Final TIL Matches the Max Interest Rate on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Disclosed Fully Amortized Payment Inaccurate: Unable to determine if the Fully Amortized Payment on the Final TIL matches the Fully Amortized Payment on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Fully Amortized Change Date Inaccurate: Unable to determine the Max Ever Number of Years on the Final TIL on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Fully Amortized Maximum Interest Rate Inaccurate: Unable to test the Max Ever Interest Rate on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA NegAm Disclosure - Maximum Rate Period Inaccurate: Unable to determine the Max Ever Period on the  Final TIL on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Fully Amortizing Payments Minimum Payment Option Inaccurate (NegAm): Unable to determine if the Minimum Fully Amortized Payment on the Final TIL matches the Minimum Fully Amortized Payment on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Second Adjustment Full Payment Option Inaccurate (NegAm): Unable to determine if the Fully Amortized Payment at the Second Adjustment on the Final TIL matches the Fully Amortized Payment at the Second Adjustment on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Second Adjustment Change Maximum Interest Rate Inaccurate: Unable to determine if the Interest Rate at Second Adjustment on the Final TIL match the Second Adjustment Interest Rate on the loan due to missing information.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Second Adjustment Minimum Periodic Payment Inaccurate (NegAm): Unable to determine if the Minimum Payment at the Second Adjustment on the Final TIL matches the Minimum Payment at the Second Adjustment on the loan due to missing information.								Loan Review Complete
173002211	XXX	$XXX	IL	3/XX/2007	Primary	Purchase	Yes	Yes	08/19/2020	3	3	[3] County Compliance - (County High Cost Provision) XXX County Predatory Loan (Ability to Repay not Verified): XXX County Predatory Loan: Borrower’s ability to repay not verified with reliable documentation.	[2] County Compliance - (County High Cost) XXX County Threshold Loan (Points and Fees): XXX County Predatory Lending Ordinance: Points and Fees on subject loan of 5.23453% is in excess of the allowable maximum of 5.00000% of the County Total Loan Amount. Points and Fees total $4,547.39 on a County Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $203.75 or .23453%). Non-Compliant High Cost Loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001800	XXX	$XXX	IL	8/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	08/19/2020	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
173001883	XXX	$XXX	MD	8/XX/2005	Primary	Refinance Cash-out - Other			Yes	No	08/19/2020	1			1										Loan Review Complete
173001789	XXX	$XXX	TN	2/XX/2008	Primary	Purchase	No	No	08/19/2020	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001859	XXX	$XXX	CA	6/XX/2007	Primary	Purchase	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001785	XXX	$XXX	CA	10/XX/2004	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.87710% is underdisclosed from calculated APR of 5.36492% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine It appears a lower Index was used at origination than the 2.02% Index available within the look-back period.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $63,179.43.
																	EXCEPTION INFO: Unable to determine It appears a lower Index was used at origination than the 2.02% Index available within the look-back period.								Loan Review Complete
173002304	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)								Loan Review Complete
173002305	XXX	$XXX	CA	3/XX/2006	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002306	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $841.72.
EXCEPTION INFO: Under Disclosure appears to be due to the Index.  Unable to locate the Index used by the lender.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173002307	XXX	$XXX	NJ	9/XX/2002	Primary	Refinance Rate/Term	Yes	No	08/19/2020	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173002308	XXX	$XXX	NY	10/XX/1999	Primary	Purchase	No	No	08/19/2020	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $321.99.
																	EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.								Loan Review Complete
173002309	XXX	$XXX	PA	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002310	XXX	$XXX	LA	6/XX/2005	Primary	Refinance Cash-out - Home Improvement	Yes	No	08/19/2020	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002311	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	08/19/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173002141	XXX	$XXX	MA	2/XX/2008	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL in file presumed to be the Final TIL is dated the same as the note date and is unsigned.

[1] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: 06/XX/2011
																	Inspection Date: 12/XX/2007								Loan Review Complete
173002151	XXX	$XXX	IA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002076	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $35.23.
EXCEPTION INFO: The payment calculation created a prepaid finance charge under disclosure.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002154	XXX	$XXX	NC	5/XX/2002	Primary	Refinance Rate/Term	Yes	No	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2002 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173001967	XXX	$XXX	GA	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173001971	XXX	$XXX	TX	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 5/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[1] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.
EXCEPTION INFO: Only Notice Concerning Extensions of Credit is one signed at closing.  There is Ack signed by borrower stating they received 12 days prior to closing but document was not located in the file.
																				REVIEWER - CURED COMMENT (2018-07-17): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000. Outside counsel advised this was sufficient to cure this exception. Offer to Refinance expires 8/XX/2018					Loan Review Complete
173001772	XXX	$XXX	WA	1/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002009	XXX	$XXX	VT	3/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $165.56.
																	EXCEPTION INFO: Disclosed payment on Note of $312.23 does not correspond with the loan amount, loan term, and interest rate on the loan								Loan Review Complete
173002030	XXX	$XXX	GA	8/XX/2009	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2009.								Loan Review Complete
173002168	XXX	$XXX	GA	11/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001857	XXX	$XXX	NJ	4/XX/2004	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.: Disaster Name: HURRICANE SANDY
Disaster Declaration Date: 10/XX/2012

[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX
Disaster Declaration Date: 10/XX/2012
Disaster End Date:  11/XX/2012

[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] General Appraisal Requirements - Valuation Error: Valuation effective date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>
EXCEPTION INFO: All pages of appraisal cut off at bottom.  Unable to determine date.

[3] General Appraisal Requirements - Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>
EXCEPTION INFO: All pages of appraisal cut off at bottom. Unable to determine date.	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Loan Review Complete
173001914	XXX	$XXX	NM	9/XX/2005	Investment	Refinance Cash-out - Other			No	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
173001749	XXX	$XXX	NV	3/XX/2008	Primary	Refinance Cash-out - Home Improvement	Yes	No	1	1	[1] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
																		REVIEWER - CLEARED COMMENT (2018/XX/28): MCAW in file which includes DTI. Income docs and credit report are in file. Exception cleared.							Loan Review Complete
173002123	XXX	$XXX	SC	7/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
173002008	XXX	$XXX	TN	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.35639% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $3,562.00 on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $237.00 or .35639%).

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002229	XXX	$XXX	WI	4/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
173001797	XXX	$XXX	NY	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 07/XX/2006
Disaster End Date: 11/XX/2012
Disaster Name: XXX
Disaster Declaration Date: 10/XX/2012

[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: late charge of 5% exceeds NY 2%								Loan Review Complete
173002042	XXX	$XXX	OH	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001793	XXX	$XXX	PA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX
Disaster Declaration Date: 09/XX/2011
Disaster End Date:  10/XX/2011

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2018/XX/07): Received HUD, Clearing exception.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
																		REVIEWER - CLEARED COMMENT (2018/XX/07): Received HUD, Clearing exception.							Loan Review Complete
173002075	XXX	$XXX	PA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.								Loan Review Complete
173001978	XXX	$XXX	OH	8/XX/2004	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 07/XX/2004
Disaster End Date: 06/XX/2006
Disaster Name: XXX
Disaster Declaration Date: 07/XX/2006	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $141.23.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001970	XXX	$XXX	RI	9/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
173002051	XXX	$XXX	NY	10/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 08/XX/2007
Disaster End Date: 08/XX/2009
Disaster Name: XXX
Disaster Declaration Date: 09/XX/2009

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
EXCEPTION INFO: Missing Credit Score Disclosure

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $329.15.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173001958	XXX	$XXX	IN	7/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 06/XX/2007
Disaster End Date: 06/XX/2008
Disaster Name: XXX
Disaster Declaration Date: 06/XX/2008

																[3] Application / Processing - Missing Document: Flood Certificate not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173002299	XXX	$XXX	VA	12/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 09/XX/2004
Disaster End Date: 09/XX/2004
Disaster Name: XXX
Disaster Declaration Date: 09/XX/2004

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
173001981	XXX	$XXX	PA	8/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
SELLER - GENERAL COMMENT (2018/XX/08): AGREE - MISSING
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2018/XX/08): Seller agreed with exception.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002064	XXX	$XXX	IL	10/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 08/XX/2006
Disaster End Date: 05/XX/2013
Disaster Name: XXX
Disaster Declaration Date: 05/XX/2013	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
173002133	XXX	$XXX	OH	1/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
173001977	XXX	$XXX	TN	12/XX/2010	Primary	Refinance Limited Cash-out GSE	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $195.77.
																	EXCEPTION INFO: Under disclosure is due to the Itemization of Amount Financed prepaid finance charges reflected the origination fee of $425 and Commitment fee of $370.00. The HUD-1 reflected the origination fee of $795 and there was no commitment fee paid at closing. This represents the under disclosure and variance in the prepaid finance charges.								Loan Review Complete
173001882	XXX	$XXX	PA	9/XX/2009	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	[1] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 08/XX/2009
Disaster End Date: 10/XX/2011
Disaster Name: XXX
Disaster Declaration Date: 09/XX/2011
																		REVIEWER - CLEARED COMMENT (2018/XX/09): Received copy of 2055 dated 07/XX/18 reflecting no damage to property.							Loan Review Complete
173001823	XXX	$XXX	TX	12/XX/2010	Primary	Purchase	No	No	2	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 12/XX/2010
Disaster End Date: 09/XX/2017
Disaster Name: XXX
Disaster Declaration Date: 08/XX/2017	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
																	REVIEWER - GENERAL COMMENT (2018/XX/19): Servicing disclosure provided by lender, however it was provided at closing and not within 3 days of application. Exception remains.								Loan Review Complete
173001950	XXX	$XXX	SD	3/XX/2011	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	[1] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 01/XX/2011
Disaster End Date: 10/XX/2013
Disaster Name: XXX
Disaster Declaration Date: 11/XX/2013
																		REVIEWER - CLEARED COMMENT (2018/XX/09): Received BPO dated 07/XX/18 reflecting no damage to subject property.							Loan Review Complete
173001923	XXX	$XXX	OH	6/XX/2012	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
173002033	XXX	$XXX	MA	12/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173002053	XXX	$XXX	MD	4/XX/2006	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.

[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.

[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.

[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period is less than 15 day minimum per state of Maryland.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: No documentation in file to determine if purchase or refi

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173001752	XXX	$XXX	CA	2/XX/2012	Primary	Purchase	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
REVIEWER - GENERAL COMMENT (2018/XX/19): Lender provided servicing disclosure, however it was provided at closing and not within 3 days of application. Exception remains.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

																	[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.								Loan Review Complete
173001912	XXX	$XXX	MO	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	[1] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
																		REVIEWER - CLEARED COMMENT (2018/XX/19): Lender provided servicing disclosure, exception cleared							Loan Review Complete
173001784	XXX	$XXX	NY	11/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $10,081.09.
																	EXCEPTION INFO: Appears lender used index of 2.009% which is outside look back period. Lowest index available in look back period is 2.18%.								Loan Review Complete
173001850	XXX	$XXX	DC	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173002145	XXX	$XXX	MA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/XX/2006
Disaster End Date: 04/XX/2010
Disaster Name: XXX
Disaster Declaration Date: 03/XX/2010	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001818	XXX	$XXX	NY	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2008.
EXCEPTION INFO: The lender's application was not provided.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001774	XXX	$XXX	CA	10/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/XX/2017
Disaster End Date: 02/XX/2018
Disaster Name: XXX
Disaster Declaration Date: 01/XX/2018	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002136	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
173001941	XXX	$XXX	GA	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
173001853	XXX	$XXX	MD	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002082	XXX	$XXX	IN	12/XX/2010	Primary	Purchase			No	Yes		2			2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
173001835	XXX	$XXX	TN	2/XX/2009	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009.								Loan Review Complete
173001994	XXX	$XXX	MO	7/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. EXCEPTION INFO: File does not contain either Preliminary or Final Title	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173002216	XXX	$XXX	SC	12/XX/1997	UTD	Purchase	No	No	No	3	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided

[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1997 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001753	XXX	$XXX	NY	6/XX/2007	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $305.87.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173002227	XXX	$XXX	CO	4/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
173002149	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $27,407.15.
EXCEPTION INFO: The approval indicates the Index used was 2.78%. The closest Index available in our look-back period is 2.97%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173001765	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
REVIEWER - GENERAL COMMENT (2018/XX/21): Additional HUD provided not signed or stamped. Condition remains.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $26,306.62.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.836% per the approval, however the lowest index value available in the lookback period is 1.99583%.								Loan Review Complete
173002220	XXX	$XXX	FL	5/XX/2005	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
173002226	XXX	$XXX	FL	4/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001825	XXX	$XXX	TX	11/XX/2003	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
173001781	XXX	$XXX	RI	3/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001742	XXX	$XXX	WA	2/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
173001743	XXX	$XXX	TX	9/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $139.48.
																	EXCEPTION INFO: Under-disclosure is fee related. Final TIL Itemization did not disclose Origination Fee in the amount of $1,350 as prepaid finance charges.								Loan Review Complete
173001732	XXX	$XXX	IL	10/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001728	XXX	$XXX	PA	8/XX/2011	Primary	Purchase	No	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
173001724	XXX	$XXX	MD	3/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
173001729	XXX	$XXX	DC	6/XX/2012	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
173001726	XXX	$XXX	CT	5/XX/2012	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
EXCEPTION INFO: Unable to locate on website.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
EXCEPTION INFO: Unable to locate on website.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
EXCEPTION INFO: Unable to locate on website.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
																	EXCEPTION INFO: Unable to locate on website.								Loan Review Complete
173001727	XXX	$XXX	MA	9/XX/2013	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.								Loan Review Complete
173001717	XXX	$XXX	MA	5/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (MA) Max late charge for MA is 3%, note states 5%

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2012.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001730	XXX	$XXX	NY	4/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
173001733	XXX	$XXX	MO	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2011.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001734	XXX	$XXX	CT	7/XX/2012	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
173001731	XXX	$XXX	MA	3/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $115.00.
																	EXCEPTION INFO: Fees on Itemization and HUD-1 match. Unable to determine under disclosure.								Loan Review Complete
173001737	XXX	$XXX	NY	3/XX/2010	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge NY is 2% - note states 5%.								Loan Review Complete
173001735	XXX	$XXX	NY	4/XX/1998	Primary	Purchase			No	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: Max late charge for NY is 2% - note states 5%								Loan Review Complete
173001723	XXX	$XXX	NY	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late Charge not allowed per state (NY) - max late charge is 2% - note states 5%

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001744	XXX	$XXX	VA	1/XX/2014	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $869.10.
																	EXCEPTION INFO: TIL Itemization did not disclose the loan origination fee of $865 as prepaid finance charges.								Loan Review Complete
173001739	XXX	$XXX	NY	12/XX/2011	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late Charge not allowed per state (NY) - max late charge is 2% - note states 5%

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.

[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
173001736	XXX	$XXX	NY	3/XX/1999	Primary	Purchase			No	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: Late Charge not allowed per state (NY) - max late charge is 2% - note states 5%								Loan Review Complete
173001740	XXX	$XXX	NY	7/XX/2002	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%								Loan Review Complete
173001725	XXX	$XXX	NY	10/XX/2013	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2013.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001745	XXX	$XXX	NY	6/XX/2001	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is  2% - note states  5%

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $942.21.
																	EXCEPTION INFO: Underdisclosure due to Application fee of $385 and Attorney Settlement Fee of $575 not disclosed on itemization.								Loan Review Complete
173001741	XXX	$XXX	NY	11/XX/2003	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Max late charge for NY is  2% - note states  5%

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $448.76.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
173001718	XXX	$XXX	VA	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
173002233	XXX	$XXX	DE	12/XX/2003	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002235	XXX	$XXX	PA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
173002231	XXX	$XXX	NC	12/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2001, prior to three (3) business days from transaction date of 12/XX/2001.								Loan Review Complete
173002234	XXX	$XXX	KY	9/XX/2004	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
173002230	XXX	$XXX	LA	7/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002232	XXX	$XXX	TN	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001721	XXX	$XXX	NC	10/XX/2005	Second Home	Purchase			No	No		1			1										Loan Review Complete
173001720	XXX	$XXX	TN	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.27986% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $5,275.08 on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $1,075.08 or 1.27986%).

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001722	XXX	$XXX	NY	10/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	[2] Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $50.15.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173001719	XXX	$XXX	WA	6/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $17,837.40.
EXCEPTION INFO: Approval indicates the Index used was 3.66%. The closest Index available in our look-back period is 3.79%

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173001716	XXX	$XXX	NY	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
173001746	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173001747	XXX	$XXX	FL	5/XX/2004	Investment	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
173002291	XXX	$XXX	NY	10/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $680.71.
																	EXCEPTION INFO: TIL Itemization did not disclose the $600 attorney fee or $75 courier fee as prepaid finance charges.								Loan Review Complete
173002292	XXX	$XXX	SC	10/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
173002293	XXX	$XXX	MA	5/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $265.02.
																	EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $70 as prepaid finance charges. The balance of the 265.02 TIL UD is a TPV variance of $195.02								Loan Review Complete
173002294	XXX	$XXX	FL	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173001996	XXX	$XXX	NY	8/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,678.76.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed								Loan Review Complete
173001858	XXX	$XXX	NJ	6/XX/2011	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
173002043	XXX	$XXX	IL	7/XX/2011	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2011 used as disbursement date for compliance testing.

[2] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (2010): Balloon amount due on GFE does not match actual balloon amount.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: RESPA (2010): Balloon amount due on Final HUD-1 does not match actual balloon amount.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2011, prior to three (3) business days from transaction date of 07/XX/2011.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001940	XXX	$XXX	NJ	3/XX/2008	Primary	Purchase	Yes	Yes	2	2	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final, not signed or initialed by Borrower

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $4,454.68.
																	EXCEPTION INFO: Under disclosure due to lender TIL does not break down annual decrease of MIP on payments.								Loan Review Complete
173001936	XXX	$XXX	NJ	11/XX/2011	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2011 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/22): Final HUD-1 provided.  Exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/22): Final HUD-1 provided.  Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2019/XX/22): Replaced with exception with fees as Final HUD-1 was provided.							Loan Review Complete
173001791	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided									Loan Review Complete
173001924	XXX	$XXX	MI	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
173001995	XXX	$XXX	IN	9/XX/2009	Primary	Purchase			No	Yes		1			1										Loan Review Complete
173002011	XXX	$XXX	OH	9/XX/2010	Primary	Purchase	No	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 08/XX/2010 Interest Rate Available Through Date is blank for GFE dated 08/XX/2010.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
173001869	XXX	$XXX	OH	9/XX/2007	Primary	Purchase			No	Yes		1			1										Loan Review Complete
173002025	XXX	$XXX	TX	8/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001801	XXX	$XXX	VA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $224.72.
EXCEPTION INFO: Per the Itemization in file, all fees are correct on the HUD.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.								Loan Review Complete
173002089	XXX	$XXX	NC	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173001833	XXX	$XXX	VA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $233.59.
																	EXCEPTION INFO: The under disclosure appears to be a payment stream issue due to DSI.								Loan Review Complete
173002100	XXX	$XXX	OH	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2004 2 Family

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH loan is 1% - Note states 3% for year 1, 2% for year 2, and 1% for year 3. Lender is CitiFinancial Inc.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173002322	XXX	$XXX	IN	11/XX/2006	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002081	XXX	$XXX	OH	12/XX/2009	Primary	Refinance Streamlined	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
173002041	XXX	$XXX	MD	11/XX/2011	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 09/XX/2011 Interest Rate Available Through Date is blank for GFE dated 09/XX/2011.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.								Loan Review Complete
173001778	XXX	$XXX	CT	6/XX/2005	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001807	XXX	$XXX	SC	8/XX/2005	Second Home	Purchase	No	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $522.16.
																	EXCEPTION INFO: TIL Itemization did not disclose an Attorney Fee of $500 and a Courier Fee of $20 as prepaid finance charges.								Loan Review Complete
173001826	XXX	$XXX	VA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $11,771.69.
EXCEPTION INFO: It appears the lender used an index lower than 4.2817%, which is the lowest rate in the look back period.

																	[2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance.								Loan Review Complete
173001756	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002000	XXX	$XXX	MA	1/XX/2010	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
																	dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001929	XXX	$XXX	CA	1/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173002006	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Unable to determine if a prepayment penalty was included in the pay-off due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
																	dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001992	XXX	$XXX	KS	12/XX/2006	Primary	Purchase	No	No	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Purchase transaction HUD is Borrower transaction only, missing Seller Transaction.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when the borrower received.								Loan Review Complete
173001962	XXX	$XXX	RI	4/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
REVIEWER - GENERAL COMMENT (2019/XX/10): Downgraded to EV2 based on Originator Exemption as a National Bank, at request of client.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed
																	or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173002326	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Other	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.								Loan Review Complete
173002113	XXX	$XXX	FL	10/XX/2005	Investment	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Loan Review Complete
173002012	XXX	$XXX	NY	6/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.								Loan Review Complete
173002199	XXX	$XXX	MI	3/XX/2003	Primary	Refinance Cash-out - Other	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.								Loan Review Complete
173002032	XXX	$XXX	IL	10/XX/2002	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $414.43.
																	EXCEPTION INFO: Unable to determine under disclosure due to itemization of amount financed does not breakdown all fees. Under disclosure appears to be fee related.								Loan Review Complete
173001965	XXX	$XXX	NJ	6/XX/2001	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $543.06.
																	EXCEPTION INFO: Final TIL payment stream matches calculated. Fees are under disclosed in the amount of $117.45. Itemization does not include the following fees which were listed on the HUD: Attorney’s Fee (Closing Agent Only) $450.00, Escrow Service Fee $50, Service Charges $30.00, Title Courier/Messenger Fee $100.00 and Wire/Funding/Disbursement Fee $35.00.								Loan Review Complete
173002118	XXX	$XXX	TX	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001959	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173001803	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001888	XXX	$XXX	CA	9/XX/2007	Primary	Purchase		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001895	XXX	$XXX	MI	9/XX/2003	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $8,359.70.
																	EXCEPTION INFO: Closing instructions indicate the Index used was 1.185%. The closest Index available in our look-back period is 1.34%.								Loan Review Complete
173001798	XXX	$XXX	NY	4/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001975	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $27,539.43.
																	EXCEPTION INFO: Closing instructions indicate the Index used was 2.347%. The closest Index available in our look-back period is 2.50420%.								Loan Review Complete
173002303	XXX	$XXX	NC	2/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
EXCEPTION INFO: Federal Flood Disclosure is dated 2/XX/2007

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002034	XXX	$XXX	AZ	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173002148	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002055	XXX	$XXX	GA	8/XX/2006	UTD	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173001839	XXX	$XXX	VA	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
173001841	XXX	$XXX	MD	11/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173001796	XXX	$XXX	MA	4/XX/2004	UTD	Purchase	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/11): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		REVIEWER - CLEARED COMMENT (2019/XX/11): Received Final HUD-1. Exception cleared.							Loan Review Complete
173002318	XXX	$XXX	NC	4/XX/2003	Primary	Refinance Rate/Term	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/18): Received Final HUD, exception cleared

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/18): Received Final HUD, exception cleared

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019/XX/18): Received Final HUD, exception cleared							Loan Review Complete
173001815	XXX	$XXX	DC	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001854	XXX	$XXX	CA	3/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001834	XXX	$XXX	CA	2/XX/2005	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
173002045	XXX	$XXX	SC	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either preliminary or final title.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided.  Exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided.  Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided.  Exception replaced.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019/XX/11): Exception cleared.							Loan Review Complete
173002157	XXX	$XXX	TX	7/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Closing / Title - TILA - Final TIL Missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD, exception cleared

[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Security instrument, exception cleared

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
																		REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD, exception cleared							Loan Review Complete
173001786	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $14,020.27.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.865% per the itemization of amount financed, however the only index value available in the lookback period is 3.0192%.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received 1003 with appraisal value, exception cleared

[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final title policy, exception cleared

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD, exception cleared

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received ROR, exception cleared

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final TIL, exception cleared

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD, exception cleared							Loan Review Complete
173001806	XXX	$XXX	VA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance.

[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD, exception cleared

[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final title, exception cleared

[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Security instrument, exception cleared

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD, exception cleared

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Security instrument, exception cleared

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD, exception cleared

[1] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																		REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD, exception cleared							Loan Review Complete
173001804	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																		REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD, exception cleared							Loan Review Complete
173002040	XXX	$XXX	IN	3/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/11): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2019/XX/11): Received Final HUD-1, exception cleared.							Loan Review Complete
173002184	XXX	$XXX	CO	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD, exception cleared

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD, exception cleared

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD, exception cleared							Loan Review Complete
173002317	XXX	$XXX	IL	4/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD, exception cleared

[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Security instrument, exception cleared

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD, exception cleared

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Security instrument, exception cleared

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD, exception cleared							Loan Review Complete
173001873	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Security instrument, exception cleared

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD, exception cleared

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Security instrument, exception cleared

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD, exception cleared							Loan Review Complete
173001790	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Security instrument, exception cleared

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD, exception cleared

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Security instrument, exception cleared

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD, exception cleared							Loan Review Complete
173001911	XXX	$XXX	UT	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.							Loan Review Complete
173001817	XXX	$XXX	CA	9/XX/2007	UTD	Purchase	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019/XX/20): Received security instrument, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.							Loan Review Complete
173001976	XXX	$XXX	FL	10/XX/2006	Investment	Refinance Cash-out - Other	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.							Loan Review Complete
173001836	XXX	$XXX	AZ	12/XX/2007	UTD	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	[1] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received security instrument, exception cleared.

[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019/XX/20): Received security instrument, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																		REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.							Loan Review Complete
173002074	XXX	$XXX	TX	6/XX/2003	UTD	Purchase	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2003 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided, exception replaced with one with fees tested.

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Transaction is a purchase so RTC not applicable.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acceleration Due to Decrease in Market Value): Texas Constitution Section 50(a)(6):  Unable to determine if loan contains impermissible acceleration provision due to missing note and/or security instrument.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by Borrower Contains Blank Fields): Texas Constitution Section 50(a)(6): Unable to test if borrower signed blank documents due to missing note and/or security instrument.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Unable to determine if the security instrument discloses that the loan is a TX Home Equity/50(a)(6) Loan due to missing documentation.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to determine if mortgage loan can be foreclosed upon by means other than a court order due to missing information): Texas Constitution Section 50(a)(6): Unable to test if mortgage loan can be foreclosed upon by means other than a court order. due to missing note and/or security instrument.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Personal Liability): Texas Constitution Section 50(a)(6):  Unable to test personal liability due to missing the note and/or security instrument.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided.  Loan is not subject to TX50(a)(6)

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD-1 provided. Transaction is a purchase so RTC not applicable.							Loan Review Complete
173002048	XXX	$XXX	PA	12/XX/2007	UTD	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019/XX/20): Received security instrument, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		REVIEWER - CLEARED COMMENT (2019/XX/20): Received Final HUD-1, exception cleared.							Loan Review Complete
173001822	XXX	$XXX	CA	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD-1, exception cleared.							Loan Review Complete
173002063	XXX	$XXX	GA	12/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Received Final HUD-1 - exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/11): Received Final HUD-1 - exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2019/XX/11): Received Final HUD-1 - exception cleared.							Loan Review Complete
173002010	XXX	$XXX	MA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
REVIEWER - CLEARED COMMENT (2019/XX/11): Security Instrument provided.  Exception cleared.

[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD provided.  Exception cleared.

[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019/XX/11): Security Instrument provided. Exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD provided.  Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD provided.  Exception cleared.

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
REVIEWER - CLEARED COMMENT (2019/XX/11): Security Instrument provided.  Exception cleared.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided indicating occupancy. Exception cleared.							Loan Review Complete
173002130	XXX	$XXX	TN	9/XX/2003	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided. Exception cleared.

[1] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided. Exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided. Exception replaced.

[1] Guideline Issue - Non-Borrower-Paid Cash/Credit is missing.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided. Exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided. Purchase transaction. Exception cleared.							Loan Review Complete
173002099	XXX	$XXX	MO	6/XX/2003	UTD	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2003 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD-1, exception cleared.

[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019/XX/19): Received security agreement, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		REVIEWER - CLEARED COMMENT (2019/XX/19): Received Final HUD-1, exception cleared.							Loan Review Complete
173002105	XXX	$XXX	GA	4/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Received HUD

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/11): Received HUD

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Received HUD. Exception replaced to version that indicates fees were used in testing.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019/XX/11): Received HUD							Loan Review Complete
173002131	XXX	$XXX	TN	7/XX/2008	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain Preliminary or Final Title

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided. Exception cleared.

[1] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided with MIP. Exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided. Exception cleared.

[1] Guideline Issue - Non-Borrower-Paid Cash/Credit is missing.
REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided with MIP. Exception cleared.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019/XX/11): HUD provided. Exception cleared.							Loan Review Complete
173002070	XXX	$XXX	AL	2/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001862	XXX	$XXX	TN	7/XX/2010	Primary	Refinance Cash-out - Other	Yes	No	08/25/2020	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2010 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD provided. Exception Cleared.

[1] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete.
REVIEWER - CLEARED COMMENT (2020/XX/25): Received evidence.

[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2020/XX/25): Received security instrument

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD provided. Exception Cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD provided. Exception Cleared.

[1] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
REVIEWER - CLEARED COMMENT (2019/XX/11): Final HUD provided. Exception Cleared.

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
REVIEWER - CLEARED COMMENT (2020/XX/25): Received evidence

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2020/XX/25): Received evidence.							Loan Review Complete
173001984	XXX	$XXX	GA	3/XX/2006	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001986	XXX	$XXX	OR	4/XX/2006	Investment	Purchase			No	No		1			1										Loan Review Complete
173002316	XXX	$XXX	MD	11/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
EXCEPTION INFO: Prepayment penalty is expired.  Prohibited per state (MD).

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Loan Review Complete
173001792	XXX	$XXX	CA	1/XX/2005	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Flood Certificate not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Loan Review Complete
173001931	XXX	$XXX	WA	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173002037	XXX	$XXX	CA	4/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.								Loan Review Complete
173001999	XXX	$XXX	WA	3/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $300.71.
EXCEPTION INFO: Unable to determine the under disclosure due to missing Itemization of amount financed.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173002108	XXX	$XXX	AZ	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Flood Certificate not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
173002101	XXX	$XXX	OH	9/XX/2002	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002026	XXX	$XXX	OH	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
173002080	XXX	$XXX	AL	6/XX/2013	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
173002176	XXX	$XXX	UT	11/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002142	XXX	$XXX	CA	7/XX/2013	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
173002112	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 06/XX/2013 Interest Rate Available Through Date is blank for GFE dated 06/XX/2013.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.								Loan Review Complete
173001966	XXX	$XXX	FL	12/XX/2013	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001885	XXX	$XXX	NM	12/XX/2013	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.								Loan Review Complete
173001925	XXX	$XXX	KY	6/XX/2013	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
173001820	XXX	$XXX	CA	4/XX/2004	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002031	XXX	$XXX	CA	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002111	XXX	$XXX	CO	5/XX/2013	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173001988	XXX	$XXX	NV	4/XX/2013	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
173001926	XXX	$XXX	NC	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 4% maximum per state (NC).

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002285	XXX	$XXX	SC	2/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001865	XXX	$XXX	NH	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
173002138	XXX	$XXX	NY	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY loan is 2% - note states 5%.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
173002036	XXX	$XXX	CA	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001887	XXX	$XXX	NY	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
173001760	XXX	$XXX	CA	1/XX/2013	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
173002200	XXX	$XXX	CA	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
173002181	XXX	$XXX	IN	10/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
173001776	XXX	$XXX	NY	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds maximum of 2% per state of New York.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
173002086	XXX	$XXX	MO	9/XX/2012	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001861	XXX	$XXX	NC	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge of 5% exceeds the 4% max for the state of NC.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
173002286	XXX	$XXX	FL	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
173001754	XXX	$XXX	NJ	8/XX/2012	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
173002028	XXX	$XXX	AZ	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002044	XXX	$XXX	TN	8/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
173002084	XXX	$XXX	MI	6/XX/2012	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
173001955	XXX	$XXX	MD	6/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
173002206	XXX	$XXX	NY	6/XX/2012	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
173001847	XXX	$XXX	CA	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $189.15.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
173002015	XXX	$XXX	IL	4/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002197	XXX	$XXX	AL	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $45.88.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001771	XXX	$XXX	CA	5/XX/2012	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
173002060	XXX	$XXX	GA	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2012, prior to three (3) business days from transaction date of 02/XX/2012.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173002195	XXX	$XXX	NC	3/XX/2012	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.15360% is underdisclosed from calculated APR of 4.31154% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,091.53.
EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing Final Itemization of Amount Financed.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
173001973	XXX	$XXX	MN	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002143	XXX	$XXX	SC	1/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002205	XXX	$XXX	NC	12/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: Close at home loan. Borrower signed an acknowledgement indicating receipt of final TIL.								Loan Review Complete
173002287	XXX	$XXX	GA	12/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
173001856	XXX	$XXX	NY	12/XX/2011	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,196.88.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $665.00 and final HUD reflects $7,084.00								Loan Review Complete
173001906	XXX	$XXX	NC	10/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
173001852	XXX	$XXX	NJ	11/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
173002132	XXX	$XXX	WA	7/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 04/XX/2011 [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
173001877	XXX	$XXX	VA	8/XX/2011	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
173001849	XXX	$XXX	MD	7/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173002166	XXX	$XXX	NY	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 04/XX/2011

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $333.79.
																	EXCEPTION INFO: TIL itemization did not disclose a Prepaid Interest Charge of $1,113.89 as prepaid finance charge.								Loan Review Complete
173002167	XXX	$XXX	IA	6/XX/2011	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
173002114	XXX	$XXX	FL	4/XX/2011	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.								Loan Review Complete
173001809	XXX	$XXX	CA	12/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.								Loan Review Complete
173002137	XXX	$XXX	NY	6/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2010

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001932	XXX	$XXX	AR	8/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173002018	XXX	$XXX	WA	7/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
173002196	XXX	$XXX	WA	5/XX/2009	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
173001991	XXX	$XXX	OR	4/XX/2009	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $135.01.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2009, prior to three (3) business days from transaction date of 04/XX/2009.								Loan Review Complete
173002019	XXX	$XXX	TN	4/XX/2009	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002069	XXX	$XXX	TN	10/XX/2008	Second Home	Purchase			No	No		1			1										Loan Review Complete
173001843	XXX	$XXX	HI	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 06/XX/2008 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173002054	XXX	$XXX	FL	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001896	XXX	$XXX	NC	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
173002182	XXX	$XXX	IL	6/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002129	XXX	$XXX	NY	5/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173002126	XXX	$XXX	TX	5/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
173002120	XXX	$XXX	AZ	4/XX/2008	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173001827	XXX	$XXX	IL	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
173001889	XXX	$XXX	MA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (MA) - max late charge for MA is 3% - note states 5%

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173002117	XXX	$XXX	WA	2/XX/2008	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173002189	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001927	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173002005	XXX	$XXX	AZ	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173002288	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $44.12.
																	EXCEPTION INFO: Under disclosure unable to determine due to missing Itemization of Finance								Loan Review Complete
173002119	XXX	$XXX	NJ	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
173002212	XXX	$XXX	GA	9/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002024	XXX	$XXX	CT	9/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1										Loan Review Complete
173001952	XXX	$XXX	OR	7/XX/2007	Primary	Purchase	No	No	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001934	XXX	$XXX	MD	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649: Property insurance exceeds the replacement value of the property.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001828	XXX	$XXX	TX	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173002146	XXX	$XXX	AZ	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002164	XXX	$XXX	VA	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173002207	XXX	$XXX	NY	6/XX/2007	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
173002093	XXX	$XXX	WA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001795	XXX	$XXX	CT	6/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001848	XXX	$XXX	NC	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002110	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002144	XXX	$XXX	CT	5/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002134	XXX	$XXX	GA	3/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
173002173	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001928	XXX	$XXX	PA	12/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $287.49.
																	EXCEPTION INFO: Unable to determine under disclosure. Itemization of finance charge was not provided.								Loan Review Complete
173002194	XXX	$XXX	CA	12/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002198	XXX	$XXX	NC	11/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
173001951	XXX	$XXX	MN	11/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
173001874	XXX	$XXX	MA	10/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.								Loan Review Complete
173002088	XXX	$XXX	NC	5/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
173002204	XXX	$XXX	GA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
173002203	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
173002156	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
173001902	XXX	$XXX	SC	1/XX/2006	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
173002140	XXX	$XXX	NJ	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,278.88 does not match Calculated P&I of $1,274.03
EXCEPTION INFO: Disclosed payment on Note of $1278.88 does not correspond with the loan amount, loan term, and interest rate on the loan	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173002170	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173001907	XXX	$XXX	NH	12/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
173002047	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
173001974	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
173001870	XXX	$XXX	NY	10/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
173002125	XXX	$XXX	NY	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173002139	XXX	$XXX	SC	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
173001830	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002159	XXX	$XXX	PA	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173001879	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002171	XXX	$XXX	IL	7/XX/2005	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
173001963	XXX	$XXX	NC	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001871	XXX	$XXX	NY	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001938	XXX	$XXX	WA	6/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2005	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173002172	XXX	$XXX	PA	6/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173002022	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173001916	XXX	$XXX	MA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001893	XXX	$XXX	NY	3/XX/2005	Investment	Purchase			No	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
173001872	XXX	$XXX	MI	1/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $165.20.
																	EXCEPTION INFO: TIL Itemization disclosed the broker fee as $600 vs audit at $717, settlement fee as $25 vs audit at $350, and lender's title insurance at $884 vs audit at $0.								Loan Review Complete
173002152	XXX	$XXX	SC	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $50.01.
																	EXCEPTION INFO: Final TIL payment stream matches calculated. Fees are under disclosed in the amount of $50.01. Itemization shows the following discrepancies from HUD: Email/E-doc Fee $50.00 was not disclosed on the Itemization.								Loan Review Complete
173002013	XXX	$XXX	OH	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173001875	XXX	$XXX	MA	12/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
173002016	XXX	$XXX	AR	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
173002150	XXX	$XXX	MI	8/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $612.91.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
173002085	XXX	$XXX	FL	8/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $170.07.
																	EXCEPTION INFO: TIL itemization did not include a Settlement fee of $100, Title courier fee of $55 or Wire fee of $15 in the prepaid amount financed.								Loan Review Complete
173001935	XXX	$XXX	CA	5/XX/2004	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002190	XXX	$XXX	VA	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
173002079	XXX	$XXX	NV	5/XX/2004	Primary	Purchase	No	No	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $267.60.
																	EXCEPTION INFO: TIL itemization disclosed prepaid interest as $197.55 but the HUD-1 reflected $359.18. TIL Itemization disclosed the Settlement Fee as $200.00 but the HUD-1 reflected $255.00. TIL Itemization did not disclose an unexplained "Inspection Fee" of $45.00 as prepaid finance charge.								Loan Review Complete
173002087	XXX	$XXX	IL	3/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
173001918	XXX	$XXX	NH	4/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
173001812	XXX	$XXX	NJ	1/XX/2004	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $599.94.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed. Under disclosure is fee related.								Loan Review Complete
173002174	XXX	$XXX	NY	9/XX/2003	Primary	Purchase			Yes	No		1			1										Loan Review Complete
173002128	XXX	$XXX	RI	11/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002109	XXX	$XXX	IL	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $117.01.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $3,280.25 and final HUD reflects $3,397.25								Loan Review Complete
173002208	XXX	$XXX	IL	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
173001933	XXX	$XXX	GA	8/XX/2003	Primary	Purchase			Yes	No		1			1										Loan Review Complete
173001939	XXX	$XXX	MA	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $124.97.
																	EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.								Loan Review Complete
173002210	XXX	$XXX	RI	6/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002124	XXX	$XXX	MI	5/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
173002102	XXX	$XXX	MO	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001953	XXX	$XXX	MA	1/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
173001943	XXX	$XXX	CA	1/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,084.19.
																	EXCEPTION INFO: Unable to determine under disclosure, it appears lender used an index lower than available within lookback. Lowest index within lookback is 1.726%.								Loan Review Complete
173002050	XXX	$XXX	AZ	12/XX/2002	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002175	XXX	$XXX	MN	9/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
173002021	XXX	$XXX	CT	10/XX/2001	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $235.25.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173001897	XXX	$XXX	WA	12/XX/1998	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $680.83.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $8.65 and a settlement fee of $671.96 as prepaid finance charges.								Loan Review Complete
173002183	XXX	$XXX	NY	9/XX/1997	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002094	XXX	$XXX	FL	9/XX/1999	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $41.07.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
173002023	XXX	$XXX	IL	3/XX/1993	Primary	Refinance Rate/Term	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1993 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $239.01.
																	EXCEPTION INFO: Under disclosure is due to fees being under disclosed $239.01. Itemization not provided. Unable to verify reason for under disclosure without itemization.								Loan Review Complete
173002153	XXX	$XXX	TX	11/XX/1994	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1994 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173002289	XXX	$XXX	PA	6/XX/1994	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
173001876	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - No evidence of application date in file compliance tests were run using an application date for each of the previous 6 months prior to the note date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173002313	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: Missing documentation to determine the occupancy and purpose; therefore, compliance review defaulted to owner occupied/cash out refinance.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173001980	XXX	$XXX	NH	6/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
173002103	XXX	$XXX	OH	6/XX/1999	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
173002098	XXX	$XXX	NY	2/XX/2001	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
173001838	XXX	$XXX	CA	3/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
173002315	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
173002039	XXX	$XXX	FL	11/XX/2005	Investment	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
173002314	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $966.87.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.								Loan Review Complete
173002073	XXX	$XXX	GA	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - Alternate source used for application date
EXCEPTION INFO: At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
EXCEPTION INFO: Loan failed high cost APR test 2 months prior to Note date, 6/XX/2008.	[1] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Ability to Repay): Unable to test Ability to Repay due to missing information.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Advanced Payments): Unable to test payments in advance due to missing Payment Made Before Disbursement information.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .12712%. APR of 12.68712% exceeds a threshold of 12.56000% based on the US Treasury for comparable maturities of 4.56000% plus jurisdiction allowable margin of 8.00000%.
REVIEWER - CLEARED COMMENT (2018/XX/19): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.  Using this date, loan is no longer high cost.

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Refi Within 1 year - No TNB): Unable to test due to missing tangible net benefit information.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Refi Within 1 year - Signed TNB Not Provided): Unable to test tangible benefit due to missing information.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost) Georgia High-Cost Loan (Calculated APR/Rate): Georgia Fair Lending Act: APR Threshold is exceeded by .12712%. APR of 12.68712% exceeds a threshold of 12.56000% based on the US Treasury for comparable maturities of 4.56000% plus jurisdiction allowable margin of 8.00000%.
REVIEWER - CLEARED COMMENT (2018/XX/19): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.  Using this date, loan is no longer high cost.

[1] State Compliance - (State High Cost Provision) Georgia High-Cost Loan  (Ability to Repay not Verified): Unable to test Ability To Repay due to missing information.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Georgia High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Disclosure) Georgia High-Cost Loan  (Fair Lending Notice Not on Note and/or Security Instrument): Georgia High-Cost Loan:  Required GFLA Notice is not displayed on all documents that create a debt or pledge property as collateral.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Advance Payment): Unable to test payments in advance due to missing Payment Made Before Disbursement information.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Refi of Special Mortgage into a High Cost Loan): Unable to test due to missing Special Mortgage information.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Provision) Georgia High-Cost Loan  (No Tangible Net Benefit): Georgia High-Cost Loan:  Home loan refinanced within five (5) years of prior loan without a tangible net benefit to the borrower.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		REVIEWER - CLEARED COMMENT (2018/XX/19): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.							Loan Review Complete
173001824	XXX	$XXX	MD	12/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
173002177	XXX	$XXX	TX	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Missing Document - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
EXCEPTION INFO: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 3/XX/2008 12:00:00 AM, prior to three (3) business days from transaction date of 3/XX/2008 12:00:00 AM.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV exceeds 80%.
EXCEPTION INFO: Unable to determine CLTV due to missing any value in the file.
REVIEWER - CURED COMMENT (2018-07-24): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.  Offer to Refinance expires 8/XX/2018.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
REVIEWER - CURED COMMENT (2018-07-24): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.  Offer to Refinance expires 8/XX/2018.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
REVIEWER - CURED COMMENT (2018-07-24): Bayview provided copy of letter sent to borrower noting that the original lender may not have provided a written acknowledgment of fair market value.  The letter indicated that Bayview has credited $1000 to the principal balance of their loan and offered to refinance their loan.  AMC confirmed the $1000 as applied to the borrower’s account.  Outside counsel advised this was sufficient to cure this exception.  Offer to Refinance expires 8/XX/2018.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
REVIEWER - CURED COMMENT (2018-07-24): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.  Offer to Refinance expires 8/XX/2018.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 3/XX/2008 12:00:00 AM, prior to three (3) business days from transaction date of 3/XX/2008 12:00:00 AM.
																				REVIEWER - CURED COMMENT (2018-07-24): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000. Outside counsel advised this was sufficient to cure this exception. Offer to Refinance expires 8/XX/2018.					Loan Review Complete
173002078	XXX	$XXX	GA	12/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher-Priced Mortgage Loan: Ability to Repay not verified with reliable documentation.
EXCEPTION INFO: File did not contain income documentation or ATP calculation.

[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.18880% or Final Disclosure APR of 12.19000% is in excess of allowable threshold of APOR 4.36% + 1.5%, or 5.86000%.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[1] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
173002020	XXX	$XXX	PA	2/XX/2013	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
173001892	XXX	$XXX	PA	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - Alternate source used for application date
EXCEPTION INFO: At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[1] Application / Processing - Missing Document: Missing Final 1003	[1] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Ability to Repay): Truth in Lending Act (HOEPA): Ability to Repay not verified with reliable documentation.
REVIEWER - CLEARED COMMENT (2018/XX/19): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[1] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .04720%. APR of 12.32720% exceeds a threshold of 12.28000% based on the US Treasury for comparable maturities of 4.28000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan.
SELLER - GENERAL COMMENT (2017/XX/07): DISAGREE. CLAYTON PASSED. AGREE MISSING FINAL APPLC.
REVIEWER - GENERAL COMMENT (2017/XX/07): Unable to determine where Clayton got treasury index they used, but AMC used index within lookback so exception will remain.
REVIEWER - CLEARED COMMENT (2018/XX/19): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.  Using this date, loan is no longer high cost.

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Impermissible Reduced Doc Loan Type): Unable to test due to missing Document Type.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/XX/2008 which is 4 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 12/XX/2007.
REVIEWER - CLEARED COMMENT (2018/XX/19): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[1] State Compliance - (State High Cost) Pennsylvania Covered Loan (Calculated APR/Rate): Pennsylvania Consumer Equity Protection Act: Loan is a covered loan due to APR Threshold exceeding by .04720%. APR of 12.32720% exceeds a threshold of 12.28000% based on the US Treasury for comparable maturities of 4.28000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan.
REVIEWER - CLEARED COMMENT (2018/XX/19): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.  Using this date, loan is no longer high cost.

[1] State Compliance - (State High Cost Disclosure) Pennsylvania Covered Loan (Consumer Caution Notice Not Provided): Pennsylvania Covered Loan:  Borrower not provided with Consumer Caution Notice.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Provision) Pennsylvania Covered Loan (Impermissible Reduced Doc Loan Type): Unable to test due to missing Document Type.
REVIEWER - CLEARED COMMENT (2018/XX/19): High cost cleared, exception is no longer valid.

[1] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		REVIEWER - CLEARED COMMENT (2018/XX/19): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.							Loan Review Complete
173002090	XXX	$XXX	IL	4/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.89180% or Final Disclosure APR of 6.89900% is in excess of allowable threshold of APOR 5.01% + 1.5%, or 6.51000%. Non-Compliant Higher Priced Mortgage Loan.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
EXCEPTION INFO: No evidence of rate lock in file.  No subsequent GFE infile evidencing rate lock

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
173001805	XXX	$XXX	NJ	12/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																	EXCEPTION INFO: Initial TIL is in the file and is captured/indexed. Clarity will not remove exception.								Loan Review Complete
173001968	XXX	$XXX	FL	1/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.

[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.

[2] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.

[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	[1] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
REVIEWER - CLEARED COMMENT (2017/XX/03): Document received clearing issue

[1] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
																		REVIEWER - CLEARED COMMENT (2017/XX/03): Document received clearing issue							Loan Review Complete
173001964	XXX	$XXX	TX	12/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.25010% or Final Disclosure APR of 10.25000% is in excess of allowable threshold of APOR 4.36% + 1.5%, or 5.86000%. Non-Compliant Higher Priced Mortgage Loan.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher-Priced Mortgage Loan: Ability to Repay not verified with reliable documentation.
EXCEPTION INFO: File contains ATP calculation, evidence of credit, but does not contain income docs.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.41336% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $2,933.31 on an Original Principal Loan Amount of $85,936.21 vs. an allowable total of $2,578.08 (an overage of $355.23 or 0.41336%.)
REVIEWER - GENERAL COMMENT (2017/XX/03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.

[1] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.
REVIEWER - CURED COMMENT (2017-10-09): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
REVIEWER - CURED COMMENT (2017-10-09): Bayview provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing.  Bayview has credited $1000 to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the $1000.  Bayview also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files.  Outside counsel advised this was sufficient to cure this exception with the catch all cure.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Evidence of Guaranty or Surety of a TX Home Equity loan in file.
REVIEWER - CURED COMMENT (2017-10-09): Bayview provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property.  Outside counsel advised this was sufficient to cure the evidence of guaranty located in the file.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.
																				REVIEWER - CURED COMMENT (2017-10-09): Bayview provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing. Bayview has credited $1000 to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the $1000. Bayview also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files. Outside counsel advised this was sufficient to cure this exception with the catch all cure.					Loan Review Complete
173001908	XXX	$XXX	TX	7/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.78527% or Final Disclosure APR of 11.77000% is in excess of allowable threshold of APOR 4.22% + 1.5%, or 5.72000%. Non-Compliant Higher Priced Mortgage Loan.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher-Priced Mortgage Loan: Ability to Repay not verified with reliable documentation.

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.74009% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $3,491.01 on an Original Principal Loan Amount of $93,340.20 vs. an allowable total of $2,800.20 (an overage of $690.81 or 0.74009%.)
REVIEWER - GENERAL COMMENT (2017/XX/03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.

[1] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.
REVIEWER - CURED COMMENT (2017-08-15): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
REVIEWER - CURED COMMENT (2017-08-15): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Evidence of Guaranty or Surety of a TX Home Equity loan in file.
REVIEWER - CURED COMMENT (2017-08-15): Bayview provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property.  Outside counsel advised this was sufficient to cure the evidence of guaranty located in the file.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.
																				REVIEWER - CURED COMMENT (2017-08-15): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000. Outside counsel advised this was sufficient to cure this exception.					Loan Review Complete
173002027	XXX	$XXX	TX	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  6/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  1/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[1] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property.  Outside counsel advised this was sufficient to cure the acreage exception on the loan.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower acknowledging that their loan is secured only by the portion of their property that as of date of closing, was not designated for agricultural use.  Outside counsel advised this was sufficient to cure the agricultural use exception on the loan.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing.  Bayview has credited $1000 to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the $1000.  Bayview also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files.  Outside counsel advised this was sufficient to cure this exception with the catch all cure.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower noting that the original lender may not have provided a written acknowledgment of fair market value however, Bayview cannot confirm the fair market value as of the date of extension of credit.  Bayview did not provide a new AFMV.  The letter indicated that Bayview has credited $1000 to the principal balance of their loan and offered to refinance their loan.  AMC confirmed the $1000 as applied to the borrower’s account.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower noting that the original lender may not have provided a written acknowledgment of fair market value however, Bayview cannot confirm the fair market value as of the date of extension of credit.  Bayview did not provide a new AFMV.  The letter indicated that Bayview has credited $1000 to the principal balance of their loan and offered to refinance their loan.  AMC confirmed the $1000 as applied to the borrower’s account.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
																				REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000. Outside counsel advised this was sufficient to cure this exception.					Loan Review Complete
173002186	XXX	$XXX	TX	11/XX/2010	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.96680% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.24% + 1.5%, or 5.74000%.  Non-Compliant Higher Priced Mortgage Loan.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher-Priced Mortgage Loan: Ability to Repay not verified with reliable documentation.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 5/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
EXCEPTION INFO: Missing Final Title.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[1] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property.  Outside counsel advised this was sufficient to cure the acreage exception on the loan.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower acknowledging that their loan is secured only by the portion of their property that as of date of closing, was not designated for agricultural use.  Outside counsel advised this was sufficient to cure the agricultural use exception on the loan.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing.  Bayview has credited $1000 to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the $1000.  Bayview also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files.  Outside counsel advised this was sufficient to cure this exception with the catch all cure.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower noting that the original lender may not have provided a written acknowledgment of fair market value however, Bayview cannot confirm the fair market value as of the date of extension of credit.  Bayview did not provide a new AFMV.  The letter indicated that Bayview has credited $1000 to the principal balance of their loan and offered to refinance their loan.  AMC confirmed the $1000 as applied to the borrower’s account.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing.  Bayview has credited $1000 to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the $1000.  Bayview also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files.  Outside counsel advised this was sufficient to cure this exception with the catch all cure.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower noting that the original lender may not have provided a written acknowledgment of fair market value however, Bayview cannot confirm the fair market value as of the date of extension of credit.  Bayview did not provide a new AFMV.  The letter indicated that Bayview has credited $1000 to the principal balance of their loan and offered to refinance their loan.  AMC confirmed the $1000 as applied to the borrower’s account.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
																				REVIEWER - CURED COMMENT (2017-10-10): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000. Outside counsel advised this was sufficient to cure this exception.					Loan Review Complete
173001920	XXX	$XXX	LA	3/XX/2000	Primary	Refinance Cash-out - Home Improvement	Yes	Yes	No	08/25/2020	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/XX/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Holder's right to foreclose	[1] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided REVIEWER - CLEARED COMMENT (2020/XX/25): Received Security Instrument							Loan Review Complete
173002017	XXX	$XXX	NJ	2/XX/2012	Primary	Purchase	Yes	Yes	Yes	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Missing page 3 for Final HUD.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/XX/2011.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
EXCEPTION INFO: Missing page 3 for Final HUD.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.
EXCEPTION INFO: Missing page 3 for Final HUD.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
EXCEPTION INFO: Missing page 3 for Final HUD.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
EXCEPTION INFO: Missing page 3 for Final HUD.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
EXCEPTION INFO: Missing page 3 for Final HUD.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
173001901	XXX	$XXX	TX	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.17364% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $2,937.48 on an Original Principal Loan Amount of $70,381.81 vs. an allowable total of $2,111.45 (an overage of $826.03 or 1.17364%.)
																	REVIEWER - GENERAL COMMENT (2017/XX/28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.								Loan Review Complete
173001985	XXX	$XXX	TX	5/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
EXCEPTION INFO: Unable to determine.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
EXCEPTION INFO: Agree.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.15423% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $5,301.98 on an Original Principal Loan Amount of $127,628.58 vs. an allowable total of $3,828.85 (an overage of $1,473.13 or 1.15423%.)
REVIEWER - GENERAL COMMENT (2018/XX/23): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.
REVIEWER - CURED COMMENT (2018-07-23): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception. Offer to Refinance expires 8/XX/2018.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
REVIEWER - CURED COMMENT (2018-07-23): Bayview provided copy of letter sent to borrower indicating they are aware the borrower may not have gotten copies of all closing docs and final application at closing.  Bayview has credited $1000 to the principal balance of their loan and offered to refinance their loan and provided screen shots to evidence the application of the $1000.  Bayview also signed attestation that they cannot definitively determine that all documents executed by the borrower were contained within the loan files.  Outside counsel advised this was sufficient to cure this exception with the catch all cure.  Offer to Refinance expires 8/XX/2018.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
																				REVIEWER - CURED COMMENT (2018-07-23): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000. Outside counsel advised this was sufficient to cure this exception. Offer to Refinance expires 8/XX/2018.					Loan Review Complete
173002056	XXX	$XXX	TX	5/XX/2011	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.10740% or Final Disclosure APR of 12.12000% is in excess of allowable threshold of APOR 3.99% + 1.5%, or 5.49000%. Non-Compliant Higher Priced Mortgage Loan.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.83785% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $3,209.08 on an Original Principal Loan Amount of $83,616.66 vs. an allowable total of $2,508.49 (an overage of $700.59 or 0.83785%.)
REVIEWER - GENERAL COMMENT (2017/XX/01): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.

[2] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.
REVIEWER - CURED COMMENT (2017-08-17): Bayview provided copy of letter sent to borrower indicating they have credited $1000 to the principal balance of their loan and offering to refinance their loan along with screen shots to evidence the application of the $1000.  Outside counsel advised this was sufficient to cure this exception.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																				REVIEWER - CURED COMMENT (2017-08-17): Bayview provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property. Outside counsel advised this was sufficient to cure the evidence of guaranty located in the file.					Loan Review Complete
173002068	XXX	$XXX	TX	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: File does not contain either Preliminary or Final Tile.	[2] Miscellaneous Compliance - Alternate source used for application date
EXCEPTION INFO: At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.64674% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $3,441.80 on an Original Principal Loan Amount of $94,380.19 vs. an allowable total of $2,831.40 (an overage of $610.40 or 0.64674%.)
REVIEWER - GENERAL COMMENT (2017/XX/09): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	[1] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .19830%. APR of 12.96830% exceeds a threshold of 12.77000% based on the US Treasury for comparable maturities of 4.77000% plus jurisdiction allowable margin of 8.00000%. Non-Compliant High Cost Loan.
REVIEWER - CLEARED COMMENT (2018/XX/23): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.  Using this date, loan is no longer high cost.

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
REVIEWER - CLEARED COMMENT (2018/XX/23): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Refi Within 1 year - No TNB): Unable to test due to missing consumer interest information.
REVIEWER - CLEARED COMMENT (2018/XX/23): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
REVIEWER - CLEARED COMMENT (2018/XX/23): High cost cleared, exception is no longer valid.

[1] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
REVIEWER - GENERAL COMMENT (2017/XX/18): Received application dated 10/XX/2015.  Subject loan dated 10/XX/2007.  Missing application dated at time of origination.  Exception remains.
REVIEWER - CLEARED COMMENT (2018/XX/23): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[1] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
REVIEWER - CLEARED COMMENT (2018/XX/23): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[1] State Compliance - (State High Cost) Texas High-Cost Loan (Calculated APR/Rate): Texas Anti-Predatory Lending Statute: APR Threshold is exceeded by .19830%. APR of 12.96830% exceeds a threshold of 12.77000% based on the US Treasury for comparable maturities of 4.77000% plus jurisdiction allowable margin of 8.00000%.  Compliant High Cost Loan.
REVIEWER - CLEARED COMMENT (2018/XX/23): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.  Using this date, loan is no longer high cost.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.
REVIEWER - CLEARED COMMENT (2018/XX/23): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
REVIEWER - CLEARED COMMENT (2019/XX/23): Property Search report located with prior trans date.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																				REVIEWER - CURED COMMENT (2017-08-07): Bayview provided copy of letter sent to borrower acknowledging that their loan is secured only by their homestead and no other real or personal property. Outside counsel advised this was sufficient to cure the evidence of guaranty located in the file.					Loan Review Complete
173002083	XXX	$XXX	PA	11/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Miscellaneous Compliance - Alternate source used for application date
EXCEPTION INFO: At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Ability to Repay): Unable to determine if borrower's ability to repay requirements have been met due to missing information.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Refi Within 1 year - No TNB): Unable to test due to missing consumer interest information.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Stated APR): Truth in Lending Act (High-Cost Mortgage): Final TIL APR Threshold is exceeded by 0.34000%. Final TIL APR of 12.48000% exceeds a threshold of 12.14000% based on the US Treasury for comparable maturities of 4.14000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan.
REVIEWER - CLEARED COMMENT (2018/XX/11): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.  Using this date, loan is no longer high cost.

[1] Federal Compliance - (Missing Data) Last Transaction Date : Last Transaction Date was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2018/XX/11): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[1] State Compliance - (State High Cost Provision) Pennsylvania Covered Loan (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Disclosure) Pennsylvania Covered Loan (Consumer Caution Notice Not Provided): Pennsylvania Covered Loan:  Borrower not provided with Consumer Caution Notice.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost) Pennsylvania Covered Loan (Stated APR): Pennsylvania Consumer Equity Protection Act: Loan is a covered loan due to Final TIL APR Threshold exceeding by 0.34000%. Final TIL APR of 12.48000% exceeds a threshold of 12.14000% based on the US Treasury for comparable maturities of 4.14000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan.
																		REVIEWER - CLEARED COMMENT (2018/XX/11): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing. Using this date, loan is no longer high cost.							Loan Review Complete
173001777	XXX	$XXX	TN	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - Alternate source used for application date
EXCEPTION INFO: At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.	[1] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Ability to Repay): Truth in Lending Act (HOEPA): File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .01860%. APR of 12.39860% exceeds a threshold of 12.38000% based on the US Treasury for comparable maturities of 4.38000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan.
REVIEWER - CLEARED COMMENT (2018/XX/11): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.  Using this date, loan is no longer high cost.

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 4 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008.
REVIEWER - CLEARED COMMENT (2018/XX/11): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[1] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
REVIEWER - CLEARED COMMENT (2018/XX/11): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.

[1] State Compliance - (State High Cost Provision) Tennessee High-Cost Loan (Ability to Repay not Verified): Tennessee High-Cost Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost) Tennessee High-Cost Loan (Calculated APR/Rate): Tennessee Home Loan Protection Act (Threshold Test): Loan is high-cost due to APR Threshold is exceeded by .01860%. APR of 12.39860% exceeds a threshold of 12.38000% based on the US Treasury for comparable maturities of 4.38000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan.
REVIEWER - CLEARED COMMENT (2018/XX/11): At the direction of the client, due to missing the initial application AMC used an application date systematically produced by the originator for compliance testing.  Using this date, loan is no longer high cost.

[1] State Compliance - (State High Cost Provision) Tennessee High-Cost Loan (Loan Not Closed at an Authorized Location): Tennessee High-Cost Loan:  Mortgage loan not closed at an authorized closing location.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Disclosure) Tennessee High-Cost Loan (Consumer Caution Notice Not Provided): Tennessee High-Cost Loan:  Borrower not provided with Consumer Caution Notice.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Disclosure) Tennessee High-Cost Loan (Counseling Disclosure Not Provided): Tennessee High-Cost Loan:  Borrower not provided with notice of availability of homeownership counselors.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Disclosure) Tennessee High-Cost Loan (High Cost Legend Not on Security Instrument): Tennessee High-Cost Loan: High Cost legend missing from Mortgage/Deed of Trust.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Disclosure) Tennessee High-Cost Loan (High Cost Legend Not on Note): Tennessee High Cost Loan:  High Cost legend missing from Note.
REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.

[1] State Compliance - (State High Cost Provision) Tennessee High-Cost Loan (Late Charge): Tennessee High-Cost Loan:  Mortgage loan contains an impermissible late charge grace period.
																		REVIEWER - CLEARED COMMENT (2018/XX/11): High cost cleared, exception is no longer valid.							Loan Review Complete
173001922	XXX	$XXX	IL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] City / Local Compliance - (City High Cost Provision) XXX Predatory Loan (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information.

[2] City / Local Compliance - (City High Cost) XXX Threshold Loan (Points and Fees): City of XXX Anti-Predatory Lending Ordinance: Points and Fees on subject loan of 5.26558% is in excess of the allowable maximum of  5.00000% of the City Total Loan Amount. Points and Fees total $6,750.00 on a City Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $340.45 or .26558%).  Non-Compliant High Cost Loan.

[2] County Compliance - (County High Cost Provision) XXX County Predatory Loan (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information.

[2] County Compliance - (County High Cost) XXX County Threshold Loan (Points and Fees): XXX County Predatory Lending Ordinance: Points and Fees on subject loan of 5.26558% is in excess of the allowable maximum of  5.00000% of the County Total Loan Amount. Points and Fees total $6,750.00 on a County Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $340.45 or .26558%).  Non-Compliant High Cost Loan.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
173001864	XXX	$XXX	GA	12/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
173002092	XXX	$XXX	MI	2/XX/2011	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.41268% or Final Disclosure APR of 12.44000% is in excess of allowable threshold of APOR 4.91% + 1.5%, or 6.41000%. Non-Compliant Higher Priced Mortgage Loan.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
173002014	XXX	$XXX	SC	5/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.44951% or Final Disclosure APR of 12.45000% is in excess of allowable threshold of APOR 4.90% + 1.5%, or 6.40000%. Non-Compliant Higher Priced Mortgage Loan.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2010.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
173001960	XXX	$XXX	VT	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Vermont Interest Act - VT High Rate, High Point Disclosure Not Provided: Vermont Interest Act: Vermont Disclosure not provided to loan applicant.

																	[2] State Compliance - Vermont Interest Act - Vermont High Rate, High Point Loan (Interest Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 9.24960% is in excess of allowable threshold of Declared Rate 6.0000% + 3%, or 9.00000, or Points on the loan of .00000% exceed the allowable threshold of 4%. Non-Compliant Loan.								Loan Review Complete
173001878	XXX	$XXX	MI	11/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.17460% or Final Disclosure APR of 12.17000% is in excess of allowable threshold of APOR 4.93% + 1.5%, or 6.43000%. Non-Compliant Higher Priced Mortgage Loan.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,446.20.
EXCEPTION INFO: Under-disclosure appears to be due to actual interest rate on loan is 11.7759% as per tape however, Note states rate is 11.78% which therefore, must be used for testing. Using rate per tape, pay streams match and there is no under-disclosure.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
173002255	XXX	$XXX	IL	3/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/03/XX/2016)
EXCEPTION INFO: Calculated finance charge: $XXX. Finance charge on CD: $XXX.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2016)
EXCEPTION INFO: The only CD provided was issued 03/XX/2016, the same date as the note date.	[1] Federal Compliance - TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.
EXCEPTION INFO: Settlement Service Provider List is not in the loan file.
																			REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A					Fannie Mae	Loan Review Complete
173002115	XXX	$XXX	OH	3/XX/2012	Primary	Refinance Limited Cash-out GSE	Yes	Yes	2	1	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
EXCEPTION INFO: Disclosure not evidenced in loan file

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
EXCEPTION INFO: Unable to locate Acknowledgement in file.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
EXCEPTION INFO: Tangible net benefit analysis not in file.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Verified dated available through 2/XX/12 disclosed on the initial GFE dated 1/XX/12.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,360.01.
																	EXCEPTION INFO: Finance charge under-disclosed by $1,360.01.							Fannie Mae	Loan Review Complete
173002244	XXX	$XXX	WI	9/XX/2017	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/09/XX/2017)
EXCEPTION INFO: Finance charges under disclosed by $275 which exceeds the max allowable tolerance of $100 for purchases. There was no fee itemization in file.	[1] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/09/XX/2017)
EXCEPTION INFO: Seller Closing Disclosure not located in file.
																			REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A					Fannie Mae	Loan Review Complete
173002247	XXX	$XXX	WA	12/XX/2016	Primary	Refinance Cash-out - Other	Non QM	Yes	No	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
EXCEPTION INFO: Personal and business tax returns were not signed; P&L was not provided.

[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX/S-Corp)
EXCEPTION INFO: Personal and business tax returns were not signed; P&L was not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2016, prior to three (3) business days from transaction date of 12/XX/2016.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	[1] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2016 incorrectly disclosed whether the loan allows for Assumption. (Final/12/XX/2016)
EXCEPTION INFO: Per the Note, the loan is assumable with lender consent after the fixed rate period ends; the final CD indicates loan is not assumable.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/XX/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/XX/2016)
EXCEPTION INFO: Final CD with closing date of 12/XX/2016 was signed on 12/XX/2016.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Service Provider Timing: TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.
EXCEPTION INFO: Earliest evidence of receipt is 11/8/16.
																			REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A					Nationwide Retail Jumbo	Loan Review Complete
173002250	XXX	$XXX	AZ	5/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	1	1	1	1	[1] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2016 incorrectly disclosed whether the loan allows for Assumption. (Final/05/XX/2016)
EXCEPTION INFO: ARM Note contains assumability verbiage.  Incorrect disclosed to the Borrower.
																			REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A					Fannie Mae	Loan Review Complete
173002254	XXX	$XXX	KS	4/XX/2016	Primary	Refinance Rate/Term	Non QM	Yes	No	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
EXCEPTION INFO: Does not qualify under ATR due to DTI and missing Income documentation.
REVIEWER - GENERAL COMMENT (2018/XX/16): Lender provided the social security statements and 1099 for the borrower; exception is for the co-borrower's IRA distribution.

[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX/IRA Distribution)
EXCEPTION INFO: the retirement income does not have a Award letter.
REVIEWER - GENERAL COMMENT (2018/XX/16): Lender provided the social security statements and 1099 for the borrower; exception is for the co-borrower's IRA distribution.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $237.90 exceeds tolerance of $228.00.  Insufficient or no cure was provided to the borrower. (8304)
EXCEPTION INFO: No VCC or cure provided.	[1] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/XX/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/04/XX/2016)
EXCEPTION INFO: There were no months listed for HOI on the CD.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2016)
EXCEPTION INFO: There was no amount listed that exceeded the legal limit.
																			REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A					CRD 1.3	Loan Review Complete
173002253	XXX	$XXX	IL	6/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	2	1	1	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
EXCEPTION INFO: Missing evidence that the borrower was provided the ARM disclosure within 3 business days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: Missing evidence, the borrower was provided the Consumer Handbook on Adjustable Rate Mortgages within 3 business days of application.

[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
EXCEPTION INFO: File contains evidence that the borrower received electronic disclosures, missing documentation of consent.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $537.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
EXCEPTION INFO: Final disclosure reflects a total expense for the Loan Discount Fee of $537.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.	[1] State Compliance - Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.
REVIEWER - CLEARED COMMENT (2018/XX/18): IL Compliance Cert located in file. Exception cleared.	[1] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2016)
EXCEPTION INFO: Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Service Provider Timing: TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.
EXCEPTION INFO: Missing evidence that the borrower was provided the Settlement Service Providers List within 3 business days of application.
																			REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A					Fannie Mae	Loan Review Complete
173002251	XXX	$XXX	IL	6/XX/2016	Primary	Purchase	Safe Harbor QM	Yes	Yes	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/539865)
EXCEPTION INFO: The Final CD issued 06/XX/2016 disclosed the Total Monthly Payment minimum for payment stream 2 as $3,517.00 instead of rounding up to $3,518.00.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $3.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75229)
																				EXCEPTION INFO: The Final CD issued 06/XX/2016 disclosed the addition of IL Policy Surcharge. There was no evidence the Lender provided a cure for the $3.00 excess paid.				Nationwide Retail Jumbo	Loan Review Complete
173002290	XXX	$XXX	CO	6/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	1	3	1	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2017	[2] General Appraisal Requirements - The appraisal revealed property damage.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2017
																	EXCEPTION INFO: Appraiser noted damage to the drainage system. Appraisal was made "subject to", missing completion cert.	[1] Application / Processing - Missing Document: Fraud Report not provided REVIEWER - CLEARED COMMENT (2019/XX/16): Fraud report not required. Exception cleared.							Loan Review Complete
173002297	XXX	$XXX	CA	9/XX/2018	Primary	Purchase	Safe Harbor QM	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/2018)
EXCEPTION INFO: No COC or cure was provided to the borrower for tolerance overages

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,966.80  is less than amount of binding Lender Credit previously disclosed in the amount of $-11,064.00. (9300)
EXCEPTION INFO: Lender Credit decreased from $11,064 to $3,966.80. No COC or cure was provided to the borrower for tolerance overages

[2] Federal Compliance - TRID Post Close Closing Disclosure Total Of Payments Test Non-Rescindable Transactions: TILA-RESPA Integrated Disclosure - Post Closing Disclosure:  Total of Payments of $XXX disclosed on the Final Closing Disclosure dated 09/XX/2018 is inaccurate by more than $100 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $XXX  provided on 09/XX/2018, a difference of $2615.00000. (Post-Close/09/XX/2018)
EXCEPTION INFO: Borrower paid charges in Section B increased on the Post Closing Disclosure causing the Total of Payments on the Final CD dated 09/XX/18 to be under disclosed. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, updated CD and proof of delivery.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75215)
																	EXCEPTION INFO: HOA/Condo Questionnaire increased from $0 to $75 without a valid change of circumstance present. No cure was provided.								Loan Review Complete
173002296	XXX	$XXX	AL	11/XX/2017	Primary	Refinance Rate/Term	HUD Safe Harbor QM		Yes	No		3	3	1	1	[3] Insurance Documentation - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.		[1] Application / Processing - Missing Document: Fraud Report not provided REVIEWER - CLEARED COMMENT (2019/XX/17): Fraud report not required. Exception cleared.		[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7563)				FHA	Loan Review Complete
173002295	XXX	$XXX	AR	3/XX/2019	Investment	Refinance Rate/Term	N/A	No	No	3	3	3	1	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.

[3] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.

[3] Closing / Title - Title Error: Title vesting does not concur with deed
																EXCEPTION INFO: Title vesting reflects XXX but deed reflects XXX. XXX does not match aka for either borrower.								Fannie Mae	Loan Review Complete
173002245	XXX	$XXX	WA	1/XX/2017	Primary	Refinance Cash-out - Other	Safe Harbor QM	Yes	No	2	1	1	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
EXCEPTION INFO: The disclosure is missing from the loan file.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: Proof of receipt of the CHARM booklet is missing in the loan file.

[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2017)

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
EXCEPTION INFO: The loan application was taken on 09/XX/2016 the disclosure is dated 09/XX/2016.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,196.19 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
EXCEPTION INFO: There is additional credit to the borrower however it was not disclosed properly on page two and three of the CD	[1] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/01/XX/2017)
EXCEPTION INFO: The loan is assumable after the initial fixed rate period per note.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/XX/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/XX/2017)
EXCEPTION INFO: The borrower signed the security instrument on 02/XX/2017,
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2017)
EXCEPTION INFO: ok
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Final Closing Disclosure Without Seller Borrower Paid Cash to Close: TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on 01/XX/2017 disclosed Cash to Close in the Costs at Closing Table that does not match the Calculating Cash to Close table. (Final/01/XX/2017)
EXCEPTION INFO: Closing disclosure cash to close is negative number on page one -$1987.66 and possitive on page 3 $1987.66 both labled "to" borrower.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Loan Amount: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2017 incorrectly disclosed whether there was a change in Loan Amount. (Final/01/XX/2017)
EXCEPTION INFO: The final loan amount changed however page three discloses "No" Change.
																			REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A					Nationwide Retail Jumbo	Loan Review Complete
173002248	XXX	$XXX	MA	9/XX/2016	Investment	Refinance Limited Cash-out GSE	N/A		No	Yes		1	1	1	1									Fannie Mae	Loan Review Complete
173002246	XXX	$XXX	IL	1/XX/2017	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Income Documentation - Income Docs Missing:: Borrower: XXX Third Party Verification
EXCEPTION INFO: Missing 3rd party verification of employment as required by DU.
REVIEWER - GENERAL COMMENT (2018/XX/19): Seller responded the exception is valid	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
EXCEPTION INFO: Missing Charm Booklet Disclosure

[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/XX/2016)
EXCEPTION INFO: Missing evidence of receipt

[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 01/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/01/XX/2017)
EXCEPTION INFO: Seller CD was not available.

[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 01/XX/2017 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
EXCEPTION INFO: Missing evidence of receipt of Closing Disclosure

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2017)
EXCEPTION INFO: Loan Estimate provided on 01/XX/217, there  was no evidence borrower received 4 days prior to closing.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2017)
EXCEPTION INFO: Loan Estimate provided on 01/XX/217, there  was no evidence borrower received 4 days prior to closing.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2017)
EXCEPTION INFO: Loan Estimate provided on 01/XX/217, there  was no evidence borrower received 4 days prior to closing.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $186.00 exceeds tolerance of $134.00 plus 10% or $147.40.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Fee increase from $131 to $186 with no Change of Circumstance.	[1] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/01/XX/2017)
EXCEPTION INFO: Subject is an ARM and the Note allows assumption but the Closing Disclosure does not allow assumption.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2017)
EXCEPTION INFO: Total closing costs exceeds the limit due to recording fee of $186
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 01/XX/2017 received on or after the date the Closing Disclosure 1/XX/2017 12:00:00 AM was received. (Interim/01/XX/2017)
EXCEPTION INFO: Missing evidence of receipt of Loan Estimate
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 01/XX/2017 received on or after the date the Closing Disclosure 1/XX/2017 12:00:00 AM was received. (Interim/01/XX/2017)
EXCEPTION INFO: Missing evidence of receipt of Loan Estimate
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A

[1] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 01/XX/2017 received on or after the date the Closing Disclosure 1/XX/2017 12:00:00 AM was received. (Interim/01/XX/2017)
EXCEPTION INFO: Missing evidence of receipt of Loan Estimate
																			REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A					Fannie Mae	Loan Review Complete
173002256	XXX	$XXX	WA	1/XX/2016	Primary	Refinance Rate/Term	Safe Harbor QM	Yes	No	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2015)

[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/XX/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/01/XX/2016)
EXCEPTION INFO: CD shows 2 months for a total of $1,072.85.  Monthly amount should be $89.40.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/XX/2016)
EXCEPTION INFO: Field was left blank.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2016)
EXCEPTION INFO: $20 cure provided at closing was not sufficient to cure all tolerance violations.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $722.70 exceeds tolerance of $500.00.  Insufficient or no cure was provided to the borrower. (7729)
EXCEPTION INFO: Fee was not paid to the same provider as the other title fees.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $470.00 exceeds tolerance of $450.00.  Insufficient or no cure was provided to the borrower. (7506)
EXCEPTION INFO: Cure was provided on the Final CD.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																	REVIEWER - GENERAL COMMENT (2019/XX/30): Regraded to EV1							Sterling National Bank Credit Guidelines	Loan Review Complete
173002260	XXX	$XXX	NY	7/XX/2016	Primary	Purchase	Safe Harbor QM	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
EXCEPTION INFO: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $3,388.32 on Final Closing Disclosure provided on 07/XX/2016 not accurate. (Final/07/XX/2016)

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/681714)
EXCEPTION INFO: Homeowner's Insurance Premium is incorrectly stated as being $1567 on the Final Closing Disclosure, Actual Premium is $2527, divided by 12 = $209.37 per month.  Actual escrowed costs should be $361.15.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/681714)
EXCEPTION INFO: Final Closing Disclosure total payment of $4656.80, however using the correct Hazard Premium and Taxes, the total payment should be $4735.59.

[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/07/XX/2016)
EXCEPTION INFO: Final Closing Disclosure provided on 07/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan.

[2] Federal Compliance - TRID Final Closing Disclosure With Seller -  Cash To Close: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2016 disclosed a Final Cash to Close that did not match the actual sum of Final cash to close figures. (Final/07/XX/2016)
EXCEPTION INFO: Final Closing Disclosure provided on 07/XX/2016 disclosed a Final Cash to Close that did not match the actual sum of Final cash to close figures.

[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/XX/2016)
EXCEPTION INFO: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.

[2] Federal Compliance - TRID Final Closing Disclosure With Seller Value - Total Closing Costs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2016 disclosed the Final value of Total Closing Costs that does not match the Total Closing Costs (Borrower-Paid) from page 2. (Final/07/XX/2016)
EXCEPTION INFO: Final Closing Disclosure provided on 07/XX/2016 disclosed the Final value of Total Closing Costs that does not match the Total Closing Costs (Borrower-Paid) from page 2.

[2] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
EXCEPTION INFO: Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Market Value Rider.  Fee Amount of $524.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77121)
EXCEPTION INFO: It does not appear borrower was advised of the Other-Market Value Rider fee of $524 that exceeds tolerance of zero percent without a valid Change of Circumstance.  No cure was provided to the borrower.  Please provide evidence of cure / re-disclosure.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for NY Sales Tax.  Fee Amount of $42.16 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7712)
EXCEPTION INFO: It does not appear borrower was advised of the NY Sales Tax fee of $42.16 that exceeds tolerance of zero percent without a valid Change of Circumstance.  No cure was provided to the borrower.  Please provide evidence of cure / re-disclosure.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent and Other).  Fee Amount of $1,000.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75182)
EXCEPTION INFO: It does not appear borrower was advised of the Attorneys fee of $1000 that exceeds tolerance of zero percent without a valid Change of Circumstance.  No cure was provided to the borrower.  Please provide evidence of cure / re-disclosure.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
REVIEWER - GENERAL COMMENT (2019/XX/30): Regraded to EV1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent and Other). Fee Amount of $1,000.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75182)
																				EXCEPTION INFO: Tolerance exceeded for Title - Attorney's Fee (Closing Agent and Other). Fee Amount of $1,000.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Sterling National Bank Credit Guidelines	Loan Review Complete
173002259	XXX	$XXX	NC	4/XX/2016	Primary	Purchase	Safe Harbor QM	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2016 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/XX/XX/2016)
EXCEPTION INFO: Estimated Escrow on Page 1 shows $676.19 which matches the escrow payment disclosed on Page 2.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: The file is missing a copy of the secondary valuation required for securitization purposes.
																	REVIEWER - GENERAL COMMENT (2019/XX/30): Regraded to EV1							Sterling National Bank Credit Guidelines	Loan Review Complete
173001738	XXX	$XXX	MA	7/XX/2014	Primary	Purchase	Safe Harbor QM	Yes	Yes	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
EXCEPTION INFO: Form was not dated.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
EXCEPTION INFO: The date on the disclosure is 05/XX/2015 vs 05/XX/2014 so used the signature date as most conservative.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
EXCEPTION INFO: Documents in the file reflect a date of 05/XX/2015 vs 05/XX/2014   So the borrower signature date in June of 2014 was utilized

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																	REVIEWER - GENERAL COMMENT (2019/XX/30): Regraded to EV1							Sterling National Bank Credit Guidelines	Loan Review Complete
173002258	XXX	$XXX	TX	3/XX/2015	Primary	Purchase	Safe Harbor QM	Yes	No	2	2	1	2	[2] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX / End Date: 02/XX/2015 // Account Type: Checking / Account Number: XXX
REVIEWER - GENERAL COMMENT (2019/XX/08): Regraded to EV2

[2] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX / End Date: 02/XX/2015 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 02/XX/2015 // Account Type: Stocks/Bonds / Account Number: XXX
EXCEPTION INFO: Only 1 month on file
REVIEWER - GENERAL COMMENT (2019/XX/08): Regraded to EV2

[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/XXX)
EXCEPTION INFO: VVOE not present from previous employment

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $775.18.
EXCEPTION INFO: Entered amounts as reviewed

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Post close review
REVIEWER - GENERAL COMMENT (2019/XX/30): Regraded to EV1	[1] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 02/XX/2015
Disaster End Date: 06/XX/2016
Disaster Name: XXX
Disaster Declaration Date: 06/XX/2016
EXCEPTION INFO: No FEMA on file
																		REVIEWER - CLEARED COMMENT (2019/XX/07): Received a copy of the post disaster inspection dated 02/XX/2019 showing no damage						Sterling National Bank Credit Guidelines	Loan Review Complete
173002257	XXX	$XXX	NY	7/XX/2015	Primary	Refinance Cash-out - Debt Consolidation	Non QM	Yes	No	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
EXCEPTION INFO: Due to income documentation

[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX/Partnership)
EXCEPTION INFO: The borrower did not provide current P&L and/or balance sheets.

[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX/Partnership)
EXCEPTION INFO: The borrower did not provide current P&L and/or balance sheets.

[3] Miscellaneous Compliance - Rental Income Documentation - Schedule E Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Transcripts / Returns not provided. (Non-Subject Investment/Schedule E)
EXCEPTION INFO: Lease agreement not provided

[3] Miscellaneous Compliance - Rental Income Documentation - Schedule E Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Transcripts / Returns not provided. (Non-Subject Investment/Schedule E)
EXCEPTION INFO: Lease agreement was not provided

[3] Miscellaneous Compliance - Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXX/Partnership)
EXCEPTION INFO: The company started in 2014.

[3] Miscellaneous Compliance - Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXX/Partnership)
EXCEPTION INFO: The company started in 2014.	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Note late charge exceeds maximum per state. 5% vs. 2%.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																	REVIEWER - GENERAL COMMENT (2019/XX/31): Regrade to EV1							Sterling National Bank Credit Guidelines	Loan Review Complete
173001989	XXX	$XXX	IL	6/XX/2014	Primary	Purchase	HUD Safe Harbor QM	Yes	Yes	3	3	3	2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
EXCEPTION INFO: Please provide a Post-Disaster Inspection (PDI) Report verifying there was no damage from  XXX. The inspection must include exterior photos and the property must be re-inspected on or after the Disaster Declaration Date: 05/XX/2013

[3] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
EXCEPTION INFO: The provided FHA - Important Notice to Homebuyer (92900-B)  document was not delivered  to the borrower timely. Please provide a copy of the Initial  FHA - Important Notice to Homebuyer (92900-B)  fully executed by all parties Currently Missing from the file, along with  proof of delivery to all  borrower(s) within TRID 3 Business Day Timing Compliance Guidelines.

[3] Government Documentation - FHA - Informed Choice Disclosure was not provided within three days of the application date.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
EXCEPTION INFO: The provided FHA - Informed Choice Disclosure document was not delivered  to the borrower timely. Please provide a copy of the Initial  FHA - Important Notice to Homebuyer (92900-B)  fully executed by all parties Currently Missing from the file, along with  proof of delivery to all  borrower(s) within TRID 3 Business Day Timing Compliance Guidelines.

[3] Income Documentation - Income Docs Missing:: Borrower: XXX Paystubs, VVOE - Employment Only, W-2 (2012), W-2 (2013)

[3] Government Documentation - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
EXCEPTION INFO: Please provide a copy of the Initial HUD Addendum to the Loan Application 92900-A  Disclosure  fully executed by all borrower(s), Lenders and required parties Currently Missing from the file, along with  proof of delivery to all  borrower(s) within TRID 3 Business Day Timing Compliance Guidelines.

[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Per the provided Hazard Insurance Binder  the HOI Coverage Amount of $XXX causing a coverage shortfall of $7,881.00 Please provide an  updated Hazard Insurance policy reflecting minimum coverage of Original Loan Amount minimum amount of $XXX

[3] Appraisal Documentation - Loan is to go into a securitization, and full appraisal was not provided.
EXCEPTION INFO: The file is missing a copy of the secondary valuation required for securitization purposes.

[3] Application / Processing - Missing Document: Approval not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Application / Processing - Missing Document: General Services Administration (GSA) not provided

[3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided

[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
EXCEPTION INFO: The provided ARM Disclosure document was not provided timely. Please provide the Initial ARM Disclosure along with proof of delivery to all borrower(s) within 3  business days of Application Date currently missing form the file.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
EXCEPTION INFO: The Initial Good Faith Estimate (GFE) document is missing from the File.  Please provide the Initial Good Faith Estimate (GFE)  document fully executed by all parties along with proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
EXCEPTION INFO: Missing all Good Faith Estimate (GFE) Documents . Please provide all associated Good Faith Estimate (GFE) documents  along with proof of delivery to all Borrower(s)  within TRID Timing Compliance Guidelines and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
EXCEPTION INFO: Please provide a copy of the Initial List of Homeownership Counseling Organizations along with proof of delivery to all borrower(s) to verify it was provided to applicant within three (3) business days of application that is currently missing from the file.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
EXCEPTION INFO: Please provide a copy of the Initial HUD Settlement Cost Booklet along with proof of delivery to all borrower(s) to verify it was provided to applicant within three (3) business days of application that is currently missing from the file.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
EXCEPTION INFO: Unable to determine that the RESPA Servicing Disclosure was delivered timely. Please provide a  copy of the Fully Executed Initial RESPA Servicing Disclosure along with proof of delivery to all  borrower(s) within TRID 3 Business Day Timing Compliance Guidelines.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
EXCEPTION INFO: Please provide the Initial Right to Receive a Copy of the Appraisal Disclosure currently missing from the file fully executed by all parties, along with  proof of delivery to all borrower(s) to verify the Disclosure was provided within 3 Business Days of the Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
EXCEPTION INFO: The Initial Truth in Lending (TIL) document is missing from the File.  Please provide the  Initial Truth in Lending (TIL)  document fully executed by all parties along with proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
EXCEPTION INFO: Initial term fixed for 63 months.  Which is 3 months more than 5 years

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
EXCEPTION INFO: Initial term fixed for 63 months.  Which is 3 months more than 5 years

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
EXCEPTION INFO: Initial term fixed for 63 months.  Which is 3 months more than 5 years

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
																	EXCEPTION INFO: Initial term fixed for 63 months. Which is 3 months more than 5 years								Loan Review Complete
173002269	XXX	$XXX	FL	7/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	3	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/XX/2017
Disaster End Date: 10/XX/2017
Disaster Name: XXX
Disaster Declaration Date: 09/XX/2017

[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Two appraisals will be needed for Securitization and were not provided.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/XX/XX/2017)
EXCEPTION INFO: "Closing Costs Financed" on page 3 of the Final CD has been left blank.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/2017)
EXCEPTION INFO: Final CD issued 07/XX/2017 disclosed a change in total closing costs; however, did not disclose the amount by which the change exceeds legal limit.

[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 05/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XX/XX/2017)
EXCEPTION INFO: Initial LE issued 05/XX/2017 and the borrower consented on 05/XX/2017, which was not provided to borrower within 3 business days of application.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC).  Fee Amount of $218.65 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77208)
EXCEPTION INFO: Title - Municipal Lien Certificate Fee not disclosed on binding LE, however, disclosed as $218.65 on Final CD and no cure was provided to the borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $485.00 exceeds tolerance of $425.00.  Insufficient or no cure was provided to the borrower. (7506)
																	EXCEPTION INFO: LE issued 05/XX/2017 reflects Appraisal Fee of $425.00, however, the Final CD reflects fee at $485.00. A cure of $60.00 was provided to the borrower for this fee, but not for other fees that were above legal limits.								Loan Review Complete
173002268	XXX	$XXX	FL	5/XX/2018	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	No	No	3	3	1	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/XX/2018
Disaster End Date: 10/XX/2018
Disaster Name: XXX
Disaster Declaration Date: 10/XX/2018

[3] Income Documentation - Income Docs Missing:: Borrower: XXX Fleming Tax Return Extension (for Business) (2018)

[3] Income Documentation - REO Documents are missing.: Address: XXX, Scott, AR Statement	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/2018)
EXCEPTION INFO: The final CD shows exceeds legal limit of $650.25 but the discount of $375+ the difference in origination of $16 + the difference in Transfer Tax of $697 totals exceeding legal limit of $1,088

[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
EXCEPTION INFO: Home Loan Toolkit acknowledgement dated 3/XX/18.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,225.00 exceeds tolerance of $528.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $200.00 exceeds tolerance of $184.00.  Sufficient or excess cure was provided to the borrower at Closing. (7325)

																				[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $375.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)					Loan Review Complete
173002270	XXX	$XXX	OR	4/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	1	3	2	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Two appraisals will be needed for Securitization and were not provided.	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2017)

[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
EXCEPTION INFO: The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent.  TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $6,866.00 and disclosure timing violations.
EXCEPTION INFO: The file was missing documentation verifying the borrower's consent to receive electronic documentation.

[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/XX/XX/2017)
EXCEPTION INFO: The final Closing Disclosure reflects a Closing Date of 4/XX/2017 but the transaction consummation mortgage notary date was 4/XX/2017.  Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/2017)
EXCEPTION INFO: Cure for various 0% tolerance violations $4,005.00 was not provided.  Provide a post-close CD disclosing the tolerance cure of $4,005.00 copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 01/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XX/XX/2017)
EXCEPTION INFO: The file was missing documentation verifying the borrower's consent to receive electronic documentation.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-813.00. (9300)
EXCEPTION INFO: The Lender Credit was last disclosed on the Loan Estimate as (-)$813.00 however on the Final Closing Disclosure the lender credit is disclosed as $0.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,192.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
																	EXCEPTION INFO: Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.								Loan Review Complete
173002273	XXX	$XXX	PA	3/XX/2017	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	1	3	2	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Only one valuation product provided for this review, Loan is to go into a securitization an additional valuation product is required.	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2017)
EXCEPTION INFO: No COC or cure was provided to the borrower for tolerance overages

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $594.00 exceeds tolerance of $490.00 plus 10% or $539.00.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: No COC or cure was provided to the borrower for tolerance overages

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $3,200.00 exceeds tolerance of $1,600.00.  Insufficient or no cure was provided to the borrower. (8304)
EXCEPTION INFO: $1,600 are the Seller fees as disclosed on the Seller CD.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $76.61 exceeds tolerance of $50.00.  Insufficient or no cure was provided to the borrower. (7520)
EXCEPTION INFO: No COC or cure was provided to the borrower for tolerance overages

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $30.00 exceeds tolerance of $15.00.  Insufficient or no cure was provided to the borrower. (75187)
																	EXCEPTION INFO: No COC or cure was provided to the borrower for tolerance overages								Loan Review Complete
173002275	XXX	$XXX	NC	3/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	2	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 02/XX/2017
Disaster End Date: 09/XX/2018
Disaster Name: XXX
Disaster Declaration Date: 09/XX/2018	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Value Discrepancy - Securitization Review and the supporting secondary valuation was an AVM
EXCEPTION INFO: Two appraisals will be needed for Securitization and were not provided

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/XX/2017 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/XX/20/2017)
EXCEPTION INFO: According to CD, $11.95 per day x 8 days = 95.60.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/XX/20/2017)
																	EXCEPTION INFO: Closing cost subtotals do not include $544.88 in fees paid outside closing.								Loan Review Complete
173002276	XXX	$XXX	FL	2/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 01/XX/2017
Disaster End Date: 10/XX/2017
Disaster Name: XXX
																Disaster Declaration Date: 09/XX/2017									Loan Review Complete
173002274	XXX	$XXX	NC	9/XX/2016	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	No	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/2016)
EXCEPTION INFO: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $904.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review								Loan Review Complete
173002271	XXX	$XXX	MD	5/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Two appraisals will be needed for Securitization and were not provided.	[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $2,018.00 and disclosure timing violations.
EXCEPTION INFO: ESIGN Act – Missing esign consent.

[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 05/XX/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/05/XX/2016)
EXCEPTION INFO: Per the final CD, the number of months for homeowner's insurance under Prepaids was not disclosed.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/XX/2016)
EXCEPTION INFO: Cure for 0% tolerance violation ($35.00) was not provided.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2016)
EXCEPTION INFO: Loan closed on 5/XX/16 and the closing disclosure was issued on 5/XX/16.

[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 04/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/04/XX/2016)
EXCEPTION INFO: Exception generated due to missing  E-Sign Consent.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Release Tracking Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77211)
																	EXCEPTION INFO: Title - Release Tracking Fee Amount of $35.00 exceeds tolerance of $0.00. Cure of $3.45 was provided. However, $31.55 left over needed for cure and was not provided.								Loan Review Complete
173002278	XXX	$XXX	CA	6/XX/2016	Investment	Refinance Rate/Term	N/A	No	No	3	3	3	2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX
Disaster Declaration Date: 02/XX/1998
Disaster End Date:  04/XX/1998
EXCEPTION INFO: Property inspection date is after FEMA disaster date

[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however , 2 valuation will be required for securitization

[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/XX/2016 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/XX/XX/2016)
																	EXCEPTION INFO: Prepaid interest amount is showing variance with dates/amount the was used for calculation								Loan Review Complete
173002277	XXX	$XXX	FL	6/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	3	2	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Two appraisals will be needed for securitization and were not provided.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations will be required for securitization.

[3] Closing / Title - Title Error: Title vesting does not concur with deed
EXCEPTION INFO: The borrower's spouse is listed on the Short Form Title Policy but is not on the security instrument.	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/XX/2016 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/06/XX/2016)
EXCEPTION INFO: The 'Paid To' date disclosed on the final CD is 06/XX/2016.  It should be 07/XX/2016.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2016)
EXCEPTION INFO: Cure of $437.23 for Rate Lock Extension was not provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $437.23 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
																	EXCEPTION INFO: The fee was disclosed on the LE issued on 05/XX/2016, however, no Changed Circumstance documentation is provided.							FNMA RPL	Loan Review Complete
173002279	XXX	$XXX	AZ	5/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	3	2	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Two appraisals will be needed for Securitization and were not provided

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: AUS requires a full 1004, but lender completed the transaction without one.

[3] Loan File - Missing Document: Hazard Insurance Policy not provided	[2] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 05/XX/2016 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/XX/XX/2016)
EXCEPTION INFO: Interest collected  from 5/10 to 5/31 which is in line with the disbursement date of 5/10.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/XX/XX/2016)
EXCEPTION INFO: Closing Costs financed disclosed as $2,760.39; calculated amount is $2,274.39. Lender included the $486 in POCs as financed closing costs.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/2016)
EXCEPTION INFO: No COC or cure was provided to the borrower for tolerance overages

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75158)
EXCEPTION INFO: No COC or cure was provided to the borrower for tolerance overages

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7514)
																	EXCEPTION INFO: No COC or cure was provided to the borrower for tolerance overages					Appraisal: 1004 was required by AUS. Lender instead used stated value and Rapid Value Report for origination value. Property condition inspection was also performed for subject transaction.			Loan Review Complete
173002280	XXX	$XXX	FL	4/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	3	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 03/XX/2016
Disaster End Date: 10/XX/2017
Disaster Name: XXX
Disaster Declaration Date: 09/XX/2017

[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: The file is missing a copy of the secondary valuation required for securitization purposes.	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2016 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/04/XX/2016)
EXCEPTION INFO: The final CD disclosed the Initial Escrow costs  as $7,558.01 on page 4; page reflects an amount of $7,178.44 being collected.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2016)
																	EXCEPTION INFO: Initial / Final CD dated 4/XX/16 is signed by borrower on 4/XX/16; closing date is 4/XX/16.								Loan Review Complete
173002281	XXX	$XXX	CO	2/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
EXCEPTION INFO: The disclosure provided reflects the escrow data on the post-closing CD issued on 02/XX/2016.  An Initial Escrow Account Disclosure correlating to the final CD issued on 02/XX/2016 is not provided for review.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/XX/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/XX/XX/2016)
																	EXCEPTION INFO: The Appraisal Fee was paid by the buyer before closing, however, the calculation of Closing Costs Financed includes this fee.			[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $48.00 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		Appraisal: Entered appraiser licensing dates from copy of license provided with appraisal as ASC.gov does not provide historical licensing data.			Loan Review Complete
173002282	XXX	$XXX	CT	12/XX/2015	Investment	Refinance Rate/Term	N/A	No	No	3	1	3	1	[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																EXCEPTION INFO: Two appraisals will be needed for Securitization and were not provided.									Loan Review Complete
173002272	XXX	$XXX	CA	9/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2015)

[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
EXCEPTION INFO: Disclosure provided and signed at closing not at application.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																	EXCEPTION INFO: Disclosure provided and signed at closing not at application.								Loan Review Complete
173002283	XXX	$XXX	CA	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	3	2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX
Disaster Declaration Date: 01/XX/2018
Disaster End Date:  02/XX/2018
EXCEPTION INFO: The subject is located in a FEMA Disaster Area. A post-disaster inspection is required verifying there was no damage to the subject

[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 04/XX/2015 Property Type:  PUD
EXCEPTION INFO: PUD rider attached to security instrument, no HOA information provided

[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1040 (2014), Third Party Verification
EXCEPTION INFO: Tax returns, IRS transcripts not provided

[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject loan ws approved without an appraisal, however, 2 valuations will be required for securitization.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Refinance using stated valuation. Two appraisals will be needed for Securitization and were not provided

[3] Application / Processing - Missing Document: Approval not provided

[3] Application / Processing - Missing Document: AUS not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Flood Certificate not provided
EXCEPTION INFO: Flood certificate was not provided in loan file

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report was not provided with loan file

[3] Loan File - Missing Document: Hazard Insurance Policy not provided
EXCEPTION INFO: Proof of HOI was not included in loan file	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2015)

[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: Proof of HOI not provided

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	[1] Federal Compliance - General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
EXCEPTION INFO: Credit report not provided
REVIEWER - CLEARED COMMENT (2019/XX/26): HARP refinance, exception cleared

[1] Federal Compliance - General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX/Schedule C)
REVIEWER - CLEARED COMMENT (2019/XX/26): HARP refinance, exception cleared

[1] Federal Compliance - General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX/Schedule C)
EXCEPTION INFO: No income documentation provided
REVIEWER - CLEARED COMMENT (2019/XX/26): HARP refinance, exception cleared

[1] Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 28.06768%, LTV/CLTV: 68.12153%/68.12153%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Rate/Term
EXCEPTION INFO: HARP refinance, guidelines not provided
REVIEWER - CLEARED COMMENT (2019/XX/26): HARP refinance, exception cleared

[1] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX/Schedule C)
REVIEWER - CLEARED COMMENT (2019/XX/26): HARP refinance, exception cleared

[1] Federal Compliance - NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
EXCEPTION INFO: Missing income documentation and credit report
REVIEWER - CLEARED COMMENT (2019/XX/26): HARP refinance, exception cleared

[1] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/3427743)
EXCEPTION INFO: Tax returns, third party verification not provided
REVIEWER - CLEARED COMMENT (2019/XX/26): HARP refinance, exception cleared

[1] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX/Schedule C)
REVIEWER - CLEARED COMMENT (2019/XX/26): HARP refinance, exception cleared

[1] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
																		REVIEWER - CLEARED COMMENT (2019/XX/26): HARP refinance, exception cleared						FNMA RPL	Loan Review Complete
173002284	XXX	$XXX	OK	1/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	3	2	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 12/XX/2014
Disaster End Date: 06/XX/2015
Disaster Name: XXX
Disaster Declaration Date: 05/XX/2015

[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
EXCEPTION INFO: Initial Escrow Account Disclosure Statement is showing the initial deposit as $1,074.72; whereas the Final HUD-1 is showing the initial deposit as $1,057.64.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Initial Escrow Account Disclosure Statement is showing the initial deposit as $1,074.72; whereas the Final HUD-1 is showing the initial deposit as $1,057.64.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: Initial Escrow Account Disclosure Statement is showing the initial deposit as $1,074.72; whereas the Final HUD-1 is showing the initial deposit as $1,057.64.								Loan Review Complete
173002071	XXX	$XXX	FL	7/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	3	2	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX
Disaster Declaration Date: 09/XX/2017
Disaster End Date:  10/XX/2017

[3] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations will be required for securitization.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $98.75.							FNMA RPL	Loan Review Complete
173002264	XXX	$XXX	FL	9/XX/2015	Primary	Purchase	Non QM	Yes	No	3	3	1	2	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
EXCEPTION INFO: Missing appraisal and required income documentation.

[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Date:
Inspection Date:

[3] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX / End Date: 06/XX/2015 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX
REVIEWER - GENERAL COMMENT (2017/XX/19): Same XXX statement as in loan file- one month verification

[3] Guideline Issue - Ineligible property type.
EXCEPTION INFO: Non-Warrantable Condominiums guidelines do not allow the borrower(s) to own any other real estate except their primary residence. Borrower owns two mortgaged properties.

[3] Miscellaneous Compliance - Transaction Error: Total cash-out on a purchase transaction.: Borrower is receiving total cash-out of  on a purchase transaction.
EXCEPTION INFO: Final HUD includes the funds wired by the borrower for closing. Missing source of funds.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.

[2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.02322% or Final Disclosure APR of 5.76450% is in excess of allowable threshold of APOR 3.99% + 1.5%, or 5.49000%.  Non-Compliant Higher Priced Mortgage Loan.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
EXCEPTION INFO: File does not contain a GFE that reflects the interest rate as locked prior to closing.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower at closing.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.

[2] Federal Compliance - (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Right to Receive Cope of Appraisal): TILA HPML Appraisal Rule (Dodd-Frank 2014):  Creditor did not provide "Right to Receive Copy" appraisal disclosure to consumer within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.76450% is underdisclosed from calculated APR of 6.02322% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,412.53.

[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): Unable to determine compliance with timely delivery of valuation to borrower due to missing information.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	[1] Insurance Documentation - Flood Insurance Error: Insurance premium was not provided.
REVIEWER - CLEARED COMMENT (2017/XX/19): Policy and declaration provided

[1] Income Documentation - Income Docs Missing:: Borrower: XXX Transcripts
REVIEWER - CLEARED COMMENT (2017/XX/19): 2013-2014 transcripts provided

[1] Insurance Documentation - Missing Document: Flood Insurance Policy not provided
EXCEPTION INFO: Flood Certificate reflects subject property is in a special flood zone. Homeowner's association master policy states that the flood zone is grandfathered in as zone B. File missing supporting evidence and updated flood certificate.
REVIEWER - CLEARED COMMENT (2017/XX/19): Flood policy and declaration provided

[1] Closing / Title - Title: Evidence of title is missing
																		REVIEWER - CLEARED COMMENT (2017/XX/19): Title Commitment provided						FLC PL-004 Underwriting	Loan Review Complete
173002324	XXX	$XXX	FL	5/XX/2015	Primary	Purchase	Non QM	Yes	No	3	3	1	2	[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Date:
Inspection Date:
EXCEPTION INFO: No Flood Cert in file

[3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet (2015)	[2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.70859% or Final Disclosure APR of 5.65580% is in excess of allowable threshold of APOR 3.73% + 1.5%, or 5.23000%. Non-Compliant Higher Priced Mortgage Loan.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $845.66.

[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals): TILA HPML Appraisal Rule  (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	[1] Application / Processing - Missing Document: Flood Certificate not provided REVIEWER - CLEARED COMMENT (2017/XX/19): provided						FLC PL-004 Underwriting	Loan Review Complete
173002263	XXX	$XXX	ID	9/XX/2015	Second Home	Refinance Rate/Term	Non QM	No	No	3	3	1	2	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
EXCEPTION INFO: Income discrepancy:  Per lender's 1008, there is additional Schedule E income of $6,865.79 - unable to verify.
SELLER - GENERAL COMMENT (2017/XX/19): Unable to Locate - No Docs in the Underwriting File	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/XX/XX/2015)
EXCEPTION INFO: Provide documentation verifying the borrower received a copy all secondary appraisals used.

[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 10/XX/2015, Note Date 09/XX/2015
EXCEPTION INFO: Hazard insurance policy was set to expire within 90 days of the note date.  Evidence of continuation of coverage is required.
SELLER - GENERAL COMMENT (2017/XX/19): Unable to Locate - No Docs in the Underwriting File

[2] Miscellaneous Compliance - Miscellaneous Compliance:  Non-Material Compliance Exception:
EXCEPTION INFO: Per guidelines, escrows are required and no escrow was established at closing for taxes and insurance.

[2] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
EXCEPTION INFO: NMLS does not contain evidence Skyline Financial Corporation was licensed at time of application or loan closing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $200.04.
EXCEPTION INFO: Disclosed finance charge of $XXX differs from calculated finance charge of $XXX by $200.04, which is outside of the $100 tolerance.
																	REVIEWER - GENERAL COMMENT (2017/XX/23): Compliance document provided confirms violation. Report used $350 for Closing Fee, actual Closing Fee is $550.							FLC PL-004 Underwriting	Loan Review Complete
173002262	XXX	$XXX	WA	6/XX/2016	Primary	Purchase	Non QM	Yes	No	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2016)
EXCEPTION INFO: Received copy of waiver.  Missing proof of receipt.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
EXCEPTION INFO: Missing from the file.

[2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.19730% or Final Disclosure APR of 6.22500% is in excess of allowable threshold of APOR 3.61% + 1.5%, or 5.11000%.  Non-Compliant Higher Priced Mortgage Loan.

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
EXCEPTION INFO: Rate lock was not provided.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
EXCEPTION INFO: Missing from the file.

[2] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
EXCEPTION INFO: Was not provided.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
EXCEPTION INFO: Verified information from the closing disclosure.	[1] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
REVIEWER - CLEARED COMMENT (2017/XX/19): Received DU

[1] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
EXCEPTION INFO: Missing from the file.
REVIEWER - CLEARED COMMENT (2017/XX/23): Received evidence that borrower received disclosure within timing requirements.

[1] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay): Federal Higher-Priced Mortgage Loan (Dodd-Frank 2014): Non-compliant – Ability to Repay requirements not satisfied.
REVIEWER - CLEARED COMMENT (2017/XX/19): Received DU

[1] Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are 39.93256% DTI, 80.00000%/80.00000% LTV/CLTV, 805 Credit Score, Occupancy: Primary, Purpose: Purchase,
REVIEWER - CLEARED COMMENT (2017/XX/19): Received DU

[1] Application / Processing - Missing Document: AUS not provided
REVIEWER - CLEARED COMMENT (2017/XX/19): Received DU

[1] Application / Processing - Missing Document: Flood Certificate not provided
REVIEWER - CLEARED COMMENT (2017/XX/19): Received Flood Cert.

[1] Closing / Title - Missing Document: Note - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2017/XX/23): Receive copy of Note.

[1] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
REVIEWER - CLEARED COMMENT (2017/XX/25): Client provided copy of Purchase Contract.  Exception cleared.

[1] Closing / Title - Title: Evidence of title is missing
REVIEWER - CLEARED COMMENT (2017/XX/19): Received title.

[1] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
EXCEPTION INFO: Missing from the file.
REVIEWER - CLEARED COMMENT (2017/XX/23): Received evidence that borrower received disclosure within timing requirements.

[1] Federal Compliance - TRID Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
EXCEPTION INFO: Missing from the file.
REVIEWER - CLEARED COMMENT (2017/XX/23): Received evidence that borrower received disclosure within timing requirements.

[1] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $12,395.85 may be required.
EXCEPTION INFO: Was not provided.
REVIEWER - CLEARED COMMENT (2017/XX/23): Received evidence that borrower received disclosure within timing requirements.

[1] Federal Compliance - TRID Servicing Disclosure Status: File does not evidence the consumer was provided with the Servicing Disclosure.
EXCEPTION INFO: Missing from the file.
REVIEWER - CLEARED COMMENT (2017/XX/23): Received evidence that borrower received disclosure within timing requirements.

[1] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
EXCEPTION INFO: Missing from the file.
REVIEWER - CLEARED COMMENT (2017/XX/23): Received evidence that borrower received disclosure within timing requirements.	[1] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2016)
EXCEPTION INFO: Verified information from the closing disclosure.
																			REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A					FLC PL-004 Underwriting	Loan Review Complete
173002261	XXX	$XXX	TX	11/XX/2016	Investment	Purchase	N/A	No	No	3	1	1	3	[3] Federal Compliance - Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX/Schedule C)
EXCEPTION INFO: No income docs in file.
REVIEWER - GENERAL COMMENT (2017/XX/26): The lender provided an LOX stating the income is from Asset Inclusion. Per the guides, 4 months statements are required. The trailing documents have bank statements, but do not contain 4 consecutive months for any statement provided.	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2016)

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	[1] Asset Documentation - Assets Error: Accounts are missing
EXCEPTION INFO: Guidelines require all assets and reserves be verified.  There are no assets verified in file.
REVIEWER - CLEARED COMMENT (2018/XX/20): 2.20.2018 Assets documentation provided.  Condition cleared.

[1] Credit Documentation - Missing Document: Credit Report not provided
REVIEWER - CLEARED COMMENT (2017/XX/26): The lender provided a copy of the credit report.

[1] Loan File - Missing Document: Hazard Insurance Policy not provided
REVIEWER - CLEARED COMMENT (2017/XX/26): The lender provided the HOI dec page.

[1] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
REVIEWER - CLEARED COMMENT (2018/XX/22): Contract provided.

[1] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
REVIEWER - CLEARED COMMENT (2018/XX/28): VOM provided.

[1] Application / Processing - Missing Valuation:
EXCEPTION INFO: Missing appraisal required by lender guidelines.
REVIEWER - CLEARED COMMENT (2017/XX/26): The lender provided the appraisal.

[1] Federal Compliance - TRID Final Closing Disclosure Loan Type: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2016 disclosed a Loan Type that does not match the actual loan type for the loan. (Final/XX/XX/2016)
REVIEWER - CLEARED COMMENT (2018/XX/13): Investment Occupancy, TRID testing not applicable.

[1] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing Disclosure 11/XX/2016 on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XX/XX/2016)
REVIEWER - CLEARED COMMENT (2018/XX/13): Investment Occupancy, TRID testing not applicable.

[1] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2016)
REVIEWER - CLEARED COMMENT (2018/XX/13): Investment Occupancy, TRID testing not applicable.

[1] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s).
																		REVIEWER - CLEARED COMMENT (2018/XX/13): Investment Occupancy, TRID testing not applicable.						Bayview - Investor Product	Loan Review Complete
173002267	XXX	$XXX	NC	7/XX/2016	Primary	Purchase	Non QM	Yes	No	3	3	1	2	[2] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 5.21390% or Final Disclosure APR of 5.21800% is in excess of allowable threshold of APOR 3.15% + 1.5%, or 4.65000%. Compliant Rate Spread Home Loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
EXCEPTION INFO: An initial escrow account statement was not included in file.

[2] General - The Investor's qualifying total debt ratio is less than the Non-QM qualifying total debt ratio.

[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2016 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/07/XX/2016)	[1] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
REVIEWER - CLEARED COMMENT (2017/XX/19): Not valid on Loan Amounts > $300k.

[1] AUS Discrepancy / Guidelines Discrepancy - Payment Shock exceeds credit guidelines.
EXCEPTION INFO: Payment shock guidelines state 30%, Payment at max rate exceeds guidelines.
REVIEWER - CLEARED COMMENT (2017/XX/19): Underwriter discretion applied to the payment shock on this loan.  Borrower has significant assets, and would be able to pay off the loan in it's entirety, should the need arise.

[1] Insurance Analysis - The Hazard Insurance Policy effective date is after the Note Date.: Hazard Insurance Policy Effective Date 07/XX/2016, Note Date 07/XX/2016
EXCEPTION INFO: The note date is 07/XX/2016 however hazard insurance coverage does not begin until 07/XX/2016.
SELLER - GENERAL COMMENT (2017/XX/19): While an issue at the time of closing, a non factor today as the policy appears to be in full effect
REVIEWER - CLEARED COMMENT (2018/XX/04): Policy started on funding date.	[3] Insurance Documentation - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
REVIEWER - GENERAL COMMENT (2018-04-04): Lender is unable to obtain policy.  Coverage is short by $1000, missing insurers estimate to repuild, unable to cure.  Referring to client for final disposition.
REVIEWER - WAIVED COMMENT (2018-04-20): Seller elects to waive.

[1] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (Final/07/XX/2016)
EXCEPTION INFO: The Seller's CD is not included in file.
																			REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A					FLC PL-004 Underwriting	Loan Review Complete
173002266	XXX	$XXX	AZ	5/XX/2017	Primary	Purchase	Non QM	Yes	No	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2017)
EXCEPTION INFO: Issue date is 5-17 and closing date is 5-18, less than 3 days.

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
EXCEPTION INFO: No date provided on lock agreement.

[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
EXCEPTION INFO: Date for List of Homeownership Counseling Organizations has been captured accurately.

[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
EXCEPTION INFO: Home Loan Toolkit Disclosure date has been captured accurately.	[1] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying interest rate discrepancy.: Qualifying interest rate of 9.25000% does not match AUS qualifying interest rate of 9.37500%.
REVIEWER - CLEARED COMMENT (2018/XX/28): Lender response notes - Loan program does not require a final AUS to be accurate as it is only used for the SSN/red flag alerts.  AMC concurs as loan was manual underwrite so DU would not need to be updated and rerun.  Exception cleared.

[1] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/XX/XX/2017)
EXCEPTION INFO: Finance Charge has been captured accurately.
REVIEWER - CLEARED COMMENT (2018/XX/05): Agree with compliance report that misc fees in section H were not finance charges, which cleared the exception.

[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2017 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/XX/XX/2017)
EXCEPTION INFO: Initial escrow payments have been captured accurately.
REVIEWER - CLEARED COMMENT (2018/XX/05): Difference was due to seller paid portion of initial escrow deposit in section G from CD page 2.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $40.00 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)
																				EXCEPTION INFO: Lender credit for increased closing costs $5.00				FLC PL-004 Underwriting	Loan Review Complete
173002265	XXX	$XXX	OR	8/XX/2017	Investment	Refinance Cash-out - Other	N/A	No	No	3	3	3	2	[3] Appraisal Reconciliation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Secondary valuation has not been provided.

[3] Closing / Title - Title Error: Title vesting does not concur with deed
EXCEPTION INFO: Deed dated 8/XX/17 and executed 8/XX/17 is from Stockwood, LLC grantor and being conveyed to Heyburn, LLC. Title and security instrument are vested to Stockwood, LLC.	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/07/XX/2017)
EXCEPTION INFO: Evidence of delivery of the appraisal has not been provided.

[2] Miscellaneous - Miscellaneous Credit (Non-Material):
EXCEPTION INFO: Per lender matrix / guidelines, properties vested in a LLC or Corporation are ineligible property types. Title must be taken as an individual. Lender closing instructions state that title must be vested in the name of the LLC. The security instrument also indicates the owner as the LLC.	[1] Loan File - Missing Document: Hazard Insurance Policy not provided
EXCEPTION INFO: Hazard insurance policy / declarations page has not been provided.  The loan documents contain a binder and a paid receipt.
																		REVIEWER - CLEARED COMMENT (2018/XX/24): This is allowed.						Investor Product	Loan Review Complete